UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00537

Franklin Custodian Funds
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 3/31/24

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.
Not Applicable
.

Semiannual Report
Franklin Custodian
Funds
March 31, 2024
Not FDIC Insured May Lose Value No Bank Guarantee
Franklin DynaTech Fund
Franklin Growth Fund
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

franklintempleton.com
Semiannual Report

Contents
Franklin DynaTech Fund 2
Franklin Growth Fund 7
Franklin Income Fund 12
Franklin U.S. Government Securities Fund 17
Franklin Utilities Fund 21
Financial Highlights and Schedules of Investments 25
Financial Statements 89
Notes to Financial Statements 98
Shareholder Information 122
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
Franklin DynaTech Fund
This semiannual report for Franklin DynaTech Fund covers
the period ended March 31, 2024.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation by investing primarily
in equity securities of companies that emphasize innovation
and new technologies, have superior management and
that benefit from new industry conditions in the dynamically changing global economy.
Performance Overview
The Fund’s Class A shares posted a +31.70% cumulative
total return for the six months under review. In comparison, the Russell 1000
®
Growth Index, which is market
capitalization weighted and measures performance of those
Russell 1000
®
Index companies with relatively higher price-
to-book ratios and higher forecasted growth rates, posted
a cumulative total return of +27.19%.
1
Also for comparison,
the broad U.S. stock market, as measured by the Standard
& Poor’s
®
500 Index (S&P 500
®
) designed to measure
total U.S. equity market performance, posted a +23.48%
cumulative total return.
1
You can find the Fund’s long-term
performance data in the Performance Summary beginning
on page 4 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Portfolio Composition
3/31/24
% of Total
Net Assets
Software 29.8%
Semiconductors & Semiconductor Equipment 24.9%
Broadline Retail 8.6%
Interactive Media & Services 8.0%
Financial Services 4.5%
Health Care Equipment & Supplies 3.5%
Life Sciences Tools & Services 3.2%
IT Services 3.1%
Pharmaceuticals 2.3%
Capital Markets 1.8%
Technology Hardware, Storage & Peripherals 1.6%
Automobiles 1.4%
Aerospace & Defense 1.1%
Ground Transportation 1.1%
Other
*
5.0%
Short-Term Investments & Other Net Assets 0.1%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Top 10 Holdings
3/31/24
Company
Industry, Country
% of Total
Net Assets
a a
NVIDIA Corp. 11.8%
Semiconductors & Semiconductor Equipment,
United States
Microsoft Corp. 7.7%
Software, United States
Amazon.com, Inc. 7.4%
Broadline Retail, United States
Alphabet, Inc. 4.0%
Interactive Media & Services, United States
Meta Platforms, Inc. 4.0%
Interactive Media & Services, United States
ServiceNow, Inc. 3.6%
Software, United States
Mastercard, Inc. 3.3%
Financial Services, United States
ASML Holding NV 3.1%
Semiconductors & Semiconductor Equipment,
Netherlands
Cadence Design Systems, Inc. 2.9%
Software, United States
Synopsys, Inc. 2.9%
Software, United States
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
30
.

Franklin DynaTech Fund

franklintempleton.com
Semiannual Report
Thank you for your continued participation in Franklin
DynaTech Fund. We look forward to serving your future
investment needs.
Matthew J. Moberg, CPA
Rupert H. Johnson, Jr.
Portfolio Management Team

Performance Summary as of March 31, 2024
Franklin DynaTech Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3/31/24

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return

Average Annual
Total Return

–
A

6-Month +31.70% +24.45%
1-Year +40.78% +33.03%
5-Year +96.33% +13.16%
10-Year +308.44% +14.46%
Advisor
6-Month +31.86% +31.86%
1-Year +41.14% +41.14%
5-Year +98.81% +14.73%
10-Year +318.79% +15.40%
See page 5 for Performance Summary footnotes.

Franklin DynaTech Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Total Annual Operating Expenses

Share Class
A 0.83%
Advisor 0.58%

Your Fund’s Expenses
Franklin DynaTech Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 10/1/23
Ending
Account
Value 3/31/24
Expenses
Paid During
Period
10/1/23–3/31/24
1,2
Ending
Account
Value 3/31/24
Expenses
Paid During
Period
10/1/23–3/31/24
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,317.00 $4.64 $1,020.99 $4.05 0.80%
C $1,000 $1,311.90 $8.97 $1,017.24 $7.82 1.55%
R $1,000 $1,315.20 $6.08 $1,019.74 $5.31 1.05%
R6 $1,000 $1,319.20 $2.64 $1,022.72 $2.30 0.46%
Advisor $1,000 $1,318.60 $3.20 $1,022.24 $2.79 0.55%

franklintempleton.com
Semiannual Report
Franklin Growth Fund
This semiannual report for Franklin Growth Fund covers the
period ended March 31, 2024.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation by investing
substantially in equity securities of companies that are
leaders in their industries.
Performance Overview
The Fund’s Class A shares posted a +25.61% cumulative
total return for the six months under review. In comparison, the Standard & Poor’s
®
500 Index (S&P 500
®
), which is
a broad measure of U.S. stock performance, posted a
+23.48% cumulative total return.
1
The Fund’s secondary
benchmark, the Russell 1000
®
Growth Index, which is
market capitalization weighted and measures performance of
those Russell 1000
®
Index companies with relatively higher
price-to-book ratios and higher forecasted growth rates,
posted a cumulative total return of +27.19%.
1
You can find
the Fund’s long-term performance data in the Performance
Summary beginning on page 9 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
*Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
Portfolio Composition
3/31/24
% of Total
Net Assets
Software 18.9%
Semiconductors & Semiconductor Equipment 11.6%
Life Sciences Tools & Services 6.4%
Broadline Retail 4.3%
Capital Markets 4.3%
Financial Services 4.2%
Health Care Equipment & Supplies 4.0%
Aerospace & Defense 3.9%
Pharmaceuticals 3.9%
Machinery 3.8%
Interactive Media & Services 3.6%
Ground Transportation 3.4%
Technology Hardware, Storage & Peripherals 3.0%
Chemicals 3.0%
Other
*
20.9%
Short-Term Investments & Other Net Assets 0.8%
Top 10 Holdings
3/31/24
Company
Industry, Country
% of Total
Net Assets
a a
Microsoft Corp. 6.2%
Software, United States
NVIDIA Corp. 5.3%
Semiconductors & Semiconductor Equipment,
United States
Amazon.com, Inc. 4.3%
Broadline Retail, United States
Alphabet, Inc. 3.6%
Interactive Media & Services, United States
Eli Lilly & Co. 3.1%
Pharmaceuticals, United States
Apple, Inc. 3.0%
Technology Hardware, Storage & Peripherals,
United States
ServiceNow, Inc. 2.6%
Software, United States
Mastercard, Inc. 2.5%
Financial Services, United States
Intuit, Inc. 2.4%
Software, United States
ASML Holding NV 2.0%
Semiconductors & Semiconductor Equipment,
Netherlands
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
39
.

Franklin Growth Fund

franklintempleton.com
Semiannual Report
Thank you for your continued participation in Franklin Growth
Fund. We look forward to serving your future investment
needs.
Serena Perin Vinton, CFA
Robert Rendler, CFA
Joyce Lin, CFA
Portfolio Management Team
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of March 31, 2024
Franklin Growth Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3/31/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +25.61% +18.70%
1-Year +29.58% +22.46%
5-Year +93.46% +12.83%
10-Year +238.89% +12.34%
Advisor
6-Month +25.77% +25.77%
1-Year +29.91% +29.91%
5-Year +95.92% +14.40%
10-Year +247.48% +13.26%
See page 10 for Performance Summary footnotes.

Franklin Growth Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. The investment style may become out of favor, which may have a negative impact on performance. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The manager may consider environmental, social and governance (ESG)
criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(10/1/23–3/31/24)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.2219 $7.4541 $7.6760
C – $7.4541 $7.4541
R – $7.4541 $7.4541
R6 $0.6079 $7.4541 $8.0620
Advisor $0.5157 $7.4541 $7.9698
Total Annual Operating Expenses
5
Share Class
A 0.80%
Advisor 0.55%

Your Fund’s Expenses
Franklin Growth Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 10/1/23
Ending
Account
Value 3/31/24
Expenses
Paid During
Period
10/1/23–3/31/24
1,2
Ending
Account
Value 3/31/24
Expenses
Paid During
Period
10/1/23–3/31/24
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,256.10 $4.44 $1,021.07 $3.97 0.79%
C $1,000 $1,251.40 $8.65 $1,017.32 $7.75 1.54%
R $1,000 $1,254.40 $5.84 $1,019.82 $5.23 1.04%
R6 $1,000 $1,258.00 $2.63 $1,022.67 $2.35 0.47%
Advisor $1,000 $1,257.70 $3.03 $1,022.32 $2.71 0.54%

franklintempleton.com
Semiannual Report
Franklin Income Fund
This semiannual report for Franklin Income Fund covers the
period ended March 31, 2024.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to maximize income, while maintaining
prospects for capital appreciation by investing, under normal market conditions, in a diversified portfolio of debt and equity securities.
Performance Overview
The Fund’s Class A shares posted a cumulative total return
of +9.94% for the six months under review. In comparison,
the Standard & Poor’s
®
500 Index (S&P 500
®
), which is
a broad measure of U.S. stock performance, posted a
+23.48% cumulative total return.
1
The Blended Benchmark
which consists of 50% MSCI USA High Dividend Yield
Index + 25% Bloomberg High Yield Very Liquid Index
+ 25% Bloomberg U.S. Aggregate Index, which is a
combination of leading stock and bond indexes, posted a
+12.22% cumulative total return.
2
Individually, the MSCI
USA High Dividend Yield Index, which is based on the
MSCI USA Index, its parent index, and includes large- and
mid-capitalization stocks, posted a +17.13% cumulative
total return, the Bloomberg High Yield Very Liquid Index,
designed to track a more liquid component of the USD-
denominated, high yield, fixed-rate corporate bond market,
posted a +8.88% cumulative total return and the Bloomberg
U.S. Aggregate Index, which measures the performance of
the investment-grade, U.S. dollar denominated, fixed-rate
taxable bond market, posted a +5.99% cumulative total
return.
1
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 14 .
The Fund was able to successfully meet its monthly
distributions under its managed distribution policy without the return of capital and without associated impact from return of capital on the Fund’s net asset value per share. The policy
had no material impact on the Fund’s investment strategy.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Portfolio Composition
3/31/24
% of Total Net
Assets
Corporate Bonds 48.0%
Common Stocks 19.7%
Equity-Linked Securities 17.4%
U.S. Government and Agency Securities 11.5%
Other
*
1.6%
Short-Term Investments & Other Net Assets 1.8%
*
Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
Top Five Fixed Income Holdings
3/31/24
Company
Industry , Country
% of Total
Net Assets
a a
U.S. Treasury Notes 8.5%
Financial Services , United States
CHS/Community Health Systems, Inc. 3.1%
Health Care Providers & Services , United States
U.S. Treasury Bonds 3.0%
Financial Services , United States
Tenet Healthcare Corp. 1.9%
Health Care Providers & Services , United States
Boeing Co. (The) 1.0%
Aerospace & Defense , United States
Top Five Equity Holdings
3/31/24
Company
Industry , Country
% of Total
Net Assets
a a
Chevron Corp. 1.6%
Oil, Gas & Consumable Fuels, United States
Exxon Mobil Corp. 1.6%
Oil, Gas & Consumable Fuels, United States
Texas Instruments, Inc. 1.5%
Semiconductors & Semiconductor Equipment,
United States
Bank of America Corp. 1.4%
Banks, United States
NextEra Energy, Inc. 1.2%
Electric Utilities, United States
1. Source: Morningstar.
2. Source: FactSet. The Fund’s Blended Benchmark was calculated internally.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
50
.

Franklin Income Fund

franklintempleton.com
Semiannual Report
Thank you for your continued participation in Franklin
Income Fund. We look forward to serving your future
investment needs.
Edward D. Perks, CFA
Lead Portfolio Manager
Brendan Circle, CFA
Todd Brighton, CFA
Portfolio Management Team

Performance Summary as of March 31, 2024
Franklin Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3/31/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
6-Month +9.94% +5.81%
1-Year +7.61% +3.57%
5-Year +34.19% +5.25%
10-Year +61.32% +4.50%
Advisor
6-Month +9.64% +9.64%
1-Year +7.90% +7.90%
5-Year +35.53% +6.27%
10-Year +65.12% +5.14%
30-Day Standardized Yield
7
Share Class
Distribution
Rate
6
(with fee
waiver)
(without fee
waiver)
A 5.33% 4.04% 4.03%
Advisor 5.79% 4.45% 4.44%
See page 15 for Performance Summary footnotes.

Franklin Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default.
Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. Equity securi-
ties are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The manager may consider environmental, social and gover-
nance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 01/31/2025 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution Rate is calculated by annualizing the most recent distribution amount paid, divided by the NAV as of the date indicated. The Distribution Rate calculation includes income and return of capital, and includes a prorated special distribution in the month it is paid. The Distribution Rate is not guaranteed, subject to change, and is not a quotation of fund performance.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Asset Value
Share Class (Symbol) 3/31/24 9/30/23 Change
A (FKIQX) $2.34 $2.19 +$0.15
A1 (FKINX) $2.35 $2.20 +$0.15
C (FCISX) $2.39 $2.24 +$0.15
R (FISRX) $2.29 $2.15 +$0.14
R6 (FNCFX) $2.34 $2.19 +$0.15
Advisor (FRIAX) $2.32 $2.18 +$0.14
Distributions
(10/1/23–3/31/24)
Share Class
Net Investment
Income
A $0.0639
A1 $0.0651
C $0.0591
R $0.0609
R6 $0.0669
Advisor $0.0663
Total Annual Operating Expenses
8
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.71% 0.72%
Advisor 0.46% 0.47%

Your Fund’s Expenses
Franklin Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 10/1/23
Ending
Account
Value 3/31/24
Expenses
Paid During
Period
10/1/23–3/31/24
1,2
Ending
Account
Value 3/31/24
Expenses
Paid During
Period
10/1/23–3/31/24
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,099.40 $3.71 $1,021.47 $3.57 0.71%
A1 $1,000 $1,099.60 $3.18 $1,021.97 $3.06 0.61%
C $1,000 $1,094.90 $5.79 $1,019.47 $5.58 1.11%
R $1,000 $1,095.10 $5.01 $1,020.22 $4.83 0.96%
R6 $1,000 $1,100.90 $2.12 $1,022.99 $2.04 0.40%
Advisor $1,000 $1,096.40 $2.39 $1,022.72 $2.31 0.46%

franklintempleton.com
Semiannual Report
Franklin U.S. Government Securities Fund
This semiannual report for Franklin U.S. Government
Securities Fund covers the period ended March 31, 2024.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks income by investing at least 80% of its net
assets in U.S. government securities. The Fund presently
invests substantially all of its assets in Government National
Mortgage Association obligations (Ginnie Maes).
Since 1983, the Fund has invested substantially in Ginnie
Mae securities, which carry a guarantee backed by the
full faith and credit of the U.S. government as to the
timely payment of interest and principal.
1
Issued by the
Government National Mortgage Association (GNMA),
Ginnie Maes have been among the highest yielding U.S.
government obligations available.
Performance Overview
The Fund’s Class A shares posted a +5.32% cumulative
total return for the six months under review. In comparison, the Bloomberg U.S. Government - Intermediate Index, the
intermediate component of the Bloomberg U.S. Government
Index, posted a +3.61% cumulative total return.
2
You can find
the Fund’s long-term performance data in the Performance
Summary beginning on page 18 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Thank you for your continued participation in Franklin U.S.
Government Securities Fund. We welcome your comments
and questions and look forward to serving your investment
needs in the years ahead.
Paul Varunok
Neil Dhruv
Portfolio Management Team
Portfolio Composition
3/31/24
% of Total Net
Assets
Mortgage-Backed Securities 98.1%
Other
*
0.6%
Short-Term Investments & Other Net Assets 1.3%
*
Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
1. Securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government, its agencies or instrumentalities as to the timely payment of principal and interest. The Fund’s yield and share price are not guaranteed and will vary with market conditions.
2. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
79
.

Performance Summary as of March 31, 2024
Franklin U.S. Government Securities Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3/31/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
6-Month +5.32% +1.37%
1-Year +0.73% -3.05%
5-Year -3.54% -1.47%
10-Year +3.88% -0.00%
Advisor
6-Month +5.43% +5.43%
1-Year +0.98% +0.98%
5-Year -2.35% -0.47%
10-Year +5.95% +0.58%
Share Class
Distribution
Rate
6
30-Day
Standardized
Yield
7
A 3.14% 2.63%
Advisor 3.51% 2.99%
See page 19 for Performance Summary footnotes.

Franklin U.S. Government Securities Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepay-
ment and extension risks. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 01/31/2025 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution Rate is calculated by annualizing the most recent distribution amount paid, divided by the NAV as of the date indicated. The Distribution Rate calculation includes income and return of capital, and includes a prorated special distribution in the month it is paid. The Distribution Rate is not guaranteed, subject to change, and is not a quotation of fund performance.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(10/1/23–3/31/24)
Share Class
Net Investment
Income
A $0.0772
A1 $0.0798
C $0.0670
R $0.0708
R6 $0.0860
Advisor $0.0834
Total Annual Operating Expenses
8
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.86% 0.87%
Advisor 0.60% 0.61%

Your Fund’s Expenses
Franklin U.S. Government Securities Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by
$1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 10/1/23
Ending
Account
Value 3/31/24
Expenses
Paid During
Period
10/1/23–3/31/24
1,2
Ending
Account
Value 3/31/24
Expenses
Paid During
Period
10/1/23–3/31/24
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,053.20 $4.41 $1,020.70 $4.34 0.86%
A1 $1,000 $1,053.80 $3.87 $1,021.23 $3.81 0.75%
C $1,000 $1,051.50 $6.46 $1,018.71 $6.35 1.26%
R $1,000 $1,051.90 $5.69 $1,019.45 $5.60 1.11%
R6 $1,000 $1,056.90 $2.62 $1,022.45 $2.57 0.51%
Advisor $1,000 $1,054.30 $3.13 $1,021.95 $3.08 0.61%

franklintempleton.com
Semiannual Report
Franklin Utilities Fund
This semiannual report for Franklin Utilities Fund covers the period ended March 31, 2024.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks both capital appreciation and current
income by investing at least 80% of its net assets in
the securities of public utility companies. These are
companies that provide electricity, natural gas, water, and
communications services to the public and companies that
provide services to public utilities companies. The Fund
concentrates (invests more than 25% of its total assets)
in companies operating in the utilities industry. The Fund
invests primarily in equity securities, which consist mainly of common stocks.
Performance Overview
The Fund’s Class A shares posted a +13.68% cumulative
total return for the six months under review. In comparison, the S&P 500
®
Utilities Index, which measures the
performance of all utilities stocks in the Standard & Poor’s
®
500 Index (S&P 500
®
), posted a +13.52% cumulative total
return, and the S&P 500
®
Index, which is a broad measure of
U.S. stock performance, posted a +23.48% cumulative total
return.
1
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 22 .
The Fund was able to successfully meet its monthly
distributions under its managed distribution policy without the return of capital and without associated impact from return of capital on the Fund’s net asset value per share. The policy
had no material impact on the Fund's investment strategy.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin Utilities
Fund. We look forward to serving your future investment
needs.
John Kohli, CFA
Blair Schmicker, CFA
Portfolio Management Team
Portfolio Composition
3/31/24
% of Total
Net Assets
Electric Utilities 57.9%
Multi-Utilities 28.2%
Independent Power and Renewable Electricity
Producers 6.3%
Oil, Gas & Consumable Fuels 4.0%
Construction & Engineering 1.2%
Other
*
1.8%
Short-Term Investments & Other Net Assets 0.6%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Top 10 Holdings
3/31/24
Company
Industry, Country
% of Total
Net Assets
a a
NextEra Energy, Inc. 10.2%
Electric Utilities, United States
Southern Co. (The) 5.6%
Electric Utilities, United States
Edison International 5.0%
Electric Utilities, United States
Vistra Corp. 4.8%
Independent Power and Renewable Electricity
Producers, United States
Sempra 4.6%
Multi-Utilities, United States
Entergy Corp. 4.5%
Electric Utilities, United States
Duke Energy Corp. 4.1%
Electric Utilities, United States
Evergy, Inc. 3.9%
Electric Utilities, United States
Exelon Corp. 3.8%
Electric Utilities, United States
PG&E Corp. 3.5%
Electric Utilities, United States
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
87
.

Performance Summary as of March 31, 2024
Franklin Utilities Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3/31/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class : no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
6-Month +13.68% +9.42%
1-Year +1.66% -2.16%
5-Year +31.90% +4.89%
10-Year +111.69% +7.38%
Advisor
6-Month +13.83% +13.83%
1-Year +1.94% +1.94%
5-Year +33.58% +5.96%
10-Year +116.24% +8.02%
Share Class
Distribution
Rate
6
30-Day
Standardized
Yield
7
A 2.21% 2.65%
Advisor 2.50% 2.99%
See page 23 for Performance Summary footnotes.

Franklin Utilities Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. Equity securities are subject to price fluctuation and possible loss of principal. Securities issued by utility companies have been historically sensitive to interest rate changes. When interest rates fall, utility securities prices, and thus a utilities Fund’s share price, tend to rise; when interest rates rise, their prices generally fall. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution Rate is calculated by annualizing the most recent distribution amount paid, divided by the NAV as of the date indicated. The Distribution Rate calculation includes income and return of capital, and includes a prorated special distribution in the month it is paid. The Distribution Rate is not guaranteed, subject to change, and is not a quotation of fund performance.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Asset Value
Share Class (Symbol) 3/31/24 9/30/23 Change
A (FKUQX) $20.13 $18.64 +$1.49
A1 (FKUTX) $20.14 $18.65 +$1.49
C (FRUSX) $20.00 $18.53 +$1.47
R (FRURX) $20.04 $18.56 +$1.48
R6 (FUFRX) $20.36 $18.84 +$1.52
Advisor (FRUAX) $20.36 $18.84 +$1.52
Distributions
(10/1/23–3/31/24)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.2568 $0.7395 $0.9963
A1 $0.2662 $0.7395 $1.0057
C $0.2196 $0.7395 $0.9591
R $0.2335 $0.7395 $0.9730
R6 $0.2868 $0.7395 $1.0263
Advisor $0.2802 $0.7395 $1.0197
Total Annual Operating Expenses
8
Share Class
A 0.81%
Advisor 0.56%

Your Fund’s Expenses
Franklin Utilities Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 10/1/23
Ending
Account
Value 3/31/24
Expenses
Paid During
Period
10/1/23–3/31/24
1,2
Ending
Account
Value 3/31/24
Expenses
Paid During
Period
10/1/23–3/31/24
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,136.80 $4.36 $1,020.92 $4.13 0.82%
A1 $1,000 $1,137.30 $3.83 $1,021.42 $3.62 0.72%
C $1,000 $1,134.40 $6.49 $1,018.92 $6.14 1.22%
R $1,000 $1,135.50 $5.69 $1,019.67 $5.38 1.07%
R6 $1,000 $1,138.70 $2.64 $1,022.53 $2.50 0.49%
Advisor $1,000 $1,138.30 $3.03 $1,022.17 $2.86 0.57%

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended September 30,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $116.42 $92.78 $157.23 $121.24 $82.84 $81.16
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.29) (0.38) (0.64) (0.82) (0.38) (0.20)
Net realized and unrealized gains (losses) 37.17 24.02 (61.59) 36.81 39.44 3.79
Total from investment operations ........ 36.88 23.64 (62.23) 35.99 39.06 3.59
Less distributions from:
Net realized gains ................. — — (2.22) — (0.66) (1.91)
Net asset value, end of period .......... $153.30 $116.42 $92.78 $157.23 $121.24 $82.84
Total return
c
....................... 31.70% 25.47% (40.15)% 29.68% 47.47% 4.77%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.80% 0.83% 0.82% 0.79% 0.85% 0.86%
Expenses net of waiver and payments by
affiliates .......................... 0.80%
e
0.83%
e,f
0.82%
e,f
0.79%
e,f
0.84%
f
0.85%
f
Net investment (loss) ................ (0.43)% (0.35)% (0.50)% (0.56)% (0.39)% (0.26)%
Supplemental data
Net assets, end of period (000’s) ........ $11,180,877 $8,669,145 $7,214,315 $12,129,483 $8,378,574 $4,504,434
Portfolio turnover rate ................ 7.02% 15.29% 40.72% 18.77% 13.82% 20.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended September 30,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $93.09 $74.75 $128.06 $99.49 $68.60 $68.07
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.63) (0.95) (1.29) (1.55) (0.91) (0.66)
Net realized and unrealized gains (losses) 29.67 19.29 (49.80) 30.12 32.46 3.10
Total from investment operations ........ 29.04 18.34 (51.09) 28.57 31.55 2.44
Less distributions from:
Net realized gains ................. — — (2.22) — (0.66) (1.91)
Net asset value, end of period .......... $122.13 $93.09 $74.75 $128.06 $99.49 $68.60
Total return
c
....................... 31.19% 24.55% (40.60)% 28.72% 46.37% 3.97%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.55% 1.58% 1.57% 1.54% 1.60% 1.61%
Expenses net of waiver and payments by
affiliates .......................... 1.55%
e
1.58%
e,f
1.57%
e,f
1.54%
e,f
1.59%
f
1.60%
f
Net investment (loss) ................ (1.18)% (1.10)% (1.26)% (1.31)% (1.14)% (1.01)%
Supplemental data
Net assets, end of period (000’s) ........ $941,940 $774,154 $715,976 $1,339,016 $1,095,702 $597,927
Portfolio turnover rate ................ 7.02% 15.29% 40.72% 18.77% 13.82% 20.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended September 30,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $111.57 $89.14 $151.52 $117.13 $80.26 $78.88
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.43) (0.62) (0.91) (1.14) (0.60) (0.39)
Net realized and unrealized gains (losses) 35.60 23.05 (59.25) 35.53 38.13 3.68
Total from investment operations ........ 35.17 22.43 (60.16) 34.39 37.53 3.29
Less distributions from:
Net realized gains ................. — — (2.22) — (0.66) (1.91)
Net asset value, end of period .......... $146.74 $111.57 $89.14 $151.52 $117.13 $80.26
Total return
c
....................... 31.52% 25.16% (40.29)% 29.36% 47.09% 4.52%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.05% 1.08% 1.07% 1.04% 1.10% 1.11%
Expenses net of waiver and payments by
affiliates .......................... 1.05%
e
1.08%
e,f
1.07%
e,f
1.04%
e,f
1.09%
f
1.10%
f
Net investment (loss) ................ (0.68)% (0.60)% (0.75)% (0.81)% (0.63)% (0.51)%
Supplemental data
Net assets, end of period (000’s) ........ $262,657 $212,068 $188,831 $311,646 $221,041 $123,721
Portfolio turnover rate ................ 7.02% 15.29% 40.72% 18.77% 13.82% 20.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended September 30,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $123.35 $97.95 $165.26 $127.01 $86.46 $84.31
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.06) —
c
(0.18) (0.36) (0.05) 0.07
Net realized and unrealized gains (losses) 39.42 25.40 (64.91) 38.61 41.26 3.99
Total from investment operations ........ 39.36 25.40 (65.09) 38.25 41.21 4.06
Less distributions from:
Net realized gains ................. — — (2.22) — (0.66) (1.91)
Net asset value, end of period .......... $162.71 $123.35 $97.95 $165.26 $127.01 $86.46
Total return
d
....................... 31.92% 25.92% (39.92)% 30.12% 47.97% 5.15%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.46% 0.48% 0.46% 0.46% 0.50% 0.51%
Expenses net of waiver and payments by
affiliates .......................... 0.46%
f
0.47%
g
0.45%
g
0.46%
f,g
0.50%
f,g
0.50%
g
Net investment income (loss) .......... (0.08)% —%
h
(0.13)% (0.23)% (0.05)% 0.09%
Supplemental data
Net assets, end of period (000’s) ........ $9,019,658 $7,515,703 $6,322,021 $9,820,184 $5,817,028 $2,473,942
Portfolio turnover rate ................ 7.02% 15.29% 40.72% 18.77% 13.82% 20.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended September 30,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $121.56 $96.64 $163.27 $125.58 $85.58 $83.56
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.12) (0.11) (0.34) (0.48) (0.15) (0.01)
Net realized and unrealized gains (losses) 38.84 25.03 (64.07) 38.17 40.81 3.94
Total from investment operations ........ 38.72 24.92 (64.41) 37.69 40.66 3.93
Less distributions from:
Net realized gains ................. — — (2.22) — (0.66) (1.91)
Net asset value, end of period .......... $160.28 $121.56 $96.64 $163.27 $125.58 $85.58
Total return
c
....................... 31.86% 25.79% (39.99)% 30.01% 47.83% 5.04%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.55% 0.58% 0.57% 0.54% 0.60% 0.61%
Expenses net of waiver and payments by
affiliates .......................... 0.55%
e
0.58%
e,f
0.57%
e,f
0.54%
e,f
0.59%
f
0.60%
f
Net investment (loss) ................ (0.18)% (0.10)% (0.26)% (0.32)% (0.15)% (0.01)%
Supplemental data
Net assets, end of period (000’s) ........ $3,122,729 $2,499,474 $2,280,138 $4,352,531 $2,884,489 $1,154,604
Portfolio turnover rate ................ 7.02% 15.29% 40.72% 18.77% 13.82% 20.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Schedule of Investments (unaudited), March 31, 2024
Franklin DynaTech Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.9%
Aerospace & Defense 1.1%
a
Axon Enterprise, Inc. ................................... United States 900,000 $ 281,592,000
Automobile Components 0.0%
†
a
Mobileye Global, Inc. , A ................................. Israel 50,000 1,607,500
Automobiles 1.4%
a
Tesla, Inc. ........................................... United States 2,000,000 351,580,000
Biotechnology 0.6%
a
Argenx SE .......................................... Netherlands 175,000 68,994,628
a
Ascendis Pharma A/S , ADR ............................. Denmark 200,000 30,234,000
a
Krystal Biotech, Inc. ................................... United States 60,000 10,675,800
a
Natera, Inc. .......................................... United States 400,000 36,584,000
a
Rocket Pharmaceuticals, Inc. ............................ United States 100,000 2,694,000
149,182,428
Broadline Retail 8.6%
a
Amazon.com, Inc. ..................................... United States 10,000,000 1,803,800,000
a
MercadoLibre, Inc. .................................... Brazil 200,000 302,392,000
2,106,192,000
Capital Markets 1.8%
Moody's Corp. ........................................ United States 100,000 39,303,000
MSCI, Inc. , A ......................................... United States 250,000 140,112,500
Tradeweb Markets, Inc. , A ............................... United States 2,500,000 260,425,000
439,840,500
Communications Equipment 0.2%
a
Arista Networks, Inc. ................................... United States 150,000 43,497,000
Construction & Engineering 0.8%
Quanta Services, Inc. .................................. United States 750,000 194,850,000
Diversified Consumer Services 0.2%
a
Duolingo, Inc. , A ...................................... United States 200,000 44,116,000
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. , A .................................... United States 500,000 57,675,000
Keyence Corp. ....................................... Japan 200,000 91,868,684
149,543,684
Energy Equipment & Services 0.6%
Baker Hughes Co. , A ................................... United States 1,000,000 33,500,000
a
Oceaneering International, Inc. ........................... United States 1,000,000 23,400,000
Schlumberger NV ..................................... United States 1,250,000 68,512,500
TechnipFMC plc ...................................... United Kingdom 1,250,000 31,387,500
156,800,000
Entertainment 0.1%
Nintendo Co. Ltd. ..................................... Japan 350,000 18,948,411
Financial Services 4.5%
Mastercard, Inc. , A .................................... United States 1,700,000 818,669,000
Visa, Inc. , A .......................................... United States 1,000,000 279,080,000
1,097,749,000
Ground Transportation 1.1%
a
Uber Technologies, Inc. ................................. United States 3,500,000 269,465,000
Health Care Equipment & Supplies 3.5%
a
Boston Scientific Corp. ................................. United States 100,000 6,849,000
a
Dexcom, Inc. ......................................... United States 300,000 41,610,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
a
IDEXX Laboratories, Inc. ................................ United States 650,000 $ 350,954,500
a
Inspire Medical Systems, Inc. ............................ United States 50,000 10,739,500
a
Intuitive Surgical, Inc. .................................. United States 1,000,000 399,090,000
a
PROCEPT BioRobotics Corp. ............................ United States 100,000 4,942,000
a
Shockwave Medical, Inc. ................................ United States 50,000 16,281,500
Stryker Corp. ........................................ United States 100,000 35,787,000
866,253,500
Health Care Providers & Services 0.6%
a
HealthEquity, Inc. ..................................... United States 425,000 34,692,750
UnitedHealth Group, Inc. ................................ United States 250,000 123,675,000
158,367,750
Health Care Technology 0.2%
Pro Medicus Ltd. ...................................... Australia 100,000 6,762,145
a
Veeva Systems, Inc. , A ................................. United States 200,000 46,338,000
53,100,145
Hotels, Restaurants & Leisure 0.9%
a
Airbnb, Inc. , A ........................................ United States 125,000 20,620,000
Booking Holdings, Inc. ................................. United States 35,000 126,975,800
a
DoorDash, Inc. , A ..................................... United States 550,000 75,746,000
223,341,800
Interactive Media & Services 8.0%
a
Alphabet, Inc. , A ...................................... United States 6,500,000 981,045,000
Meta Platforms, Inc. , A ................................. United States 2,000,000 971,160,000
1,952,205,000
IT Services 3.1%
a
Gartner, Inc. ......................................... United States 100,000 47,667,000
a
MongoDB, Inc. , A ..................................... United States 850,000 304,844,000
a
Shopify, Inc. , A ....................................... Canada 5,000,000 385,765,440
a
Snowflake, Inc. , A ..................................... United States 100,000 16,160,000
754,436,440
Life Sciences Tools & Services 3.2%
Danaher Corp. ....................................... United States 1,400,000 349,608,000
Thermo Fisher Scientific, Inc. ............................ United States 750,000 435,907,500
785,515,500
Pharmaceuticals 2.3%
AstraZeneca plc , ADR .................................. United Kingdom 1,300,000 88,075,000
Eli Lilly & Co. ........................................ United States 600,000 466,776,000
Novo Nordisk A/S , ADR ................................. Denmark 100,000 12,840,000
567,691,000
Professional Services 0.1%
Verisk Analytics, Inc. , A ................................. United States 60,000 14,143,800
Semiconductors & Semiconductor Equipment 24.9%
a
Advanced Micro Devices, Inc. ............................ United States 1,600,000 288,784,000
Advantest Corp. ...................................... Japan 50,000 2,252,130
Analog Devices, Inc. ................................... United States 2,000,000 395,580,000
a
ARM Holdings plc , ADR ................................ United States 100,000 12,499,000
ASM International NV .................................. Netherlands 250,000 153,093,533
ASML Holding NV , ADR ................................ Netherlands 775,000 752,114,250
Broadcom, Inc. ....................................... United States 125,000 165,676,250
Entegris, Inc. ......................................... United States 600,000 84,324,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Intel Corp. ........................................... United States 500,000 $ 22,085,000
KLA Corp. ........................................... United States 550,000 384,213,500
Lam Research Corp. ................................... United States 535,000 519,789,950
a
Lattice Semiconductor Corp. ............................. United States 1,000,000 78,230,000
Monolithic Power Systems, Inc. ........................... United States 525,000 355,645,500
NVIDIA Corp. ........................................ United States 3,200,000 2,891,392,000
6,105,679,113
Software 29.8%
a
Adobe, Inc. .......................................... United States 150,000 75,690,000
a
AppLovin Corp. , A ..................................... United States 50,000 3,461,000
a
Aspen Technology, Inc. ................................. United States 25,000 5,332,000
a
Atlassian Corp. , A ..................................... United States 300,000 58,533,000
a
Cadence Design Systems, Inc. ........................... United States 2,300,000 715,944,000
Constellation Software, Inc. .............................. Canada 65,000 177,562,848
a
Crowdstrike Holdings, Inc. , A ............................. United States 50,000 16,029,500
a
Datadog, Inc. , A ...................................... United States 800,000 98,880,000
a
Descartes Systems Group, Inc. (The) ...................... Canada 800,000 73,224,000
a
Fair Isaac Corp. ...................................... United States 50,000 62,480,500
a
Gitlab, Inc. , A ........................................ United States 100,000 5,832,000
a
HubSpot, Inc. ........................................ United States 600,000 375,936,000
Intuit, Inc. ........................................... United States 1,000,000 650,000,000
a
Klaviyo, Inc. , A ....................................... United States 500,000 12,740,000
a,b
Lumine Group, Inc. , Reg S .............................. Canada 500,000 13,219,388
a
Manhattan Associates, Inc. .............................. United States 300,000 75,069,000
Microsoft Corp. ....................................... United States 4,500,000 1,893,240,000
a
Monday.com Ltd. ...................................... United States 500,000 112,935,000
a
Palo Alto Networks, Inc. ................................ United States 1,000,000 284,130,000
a
Procore Technologies, Inc. .............................. United States 700,000 57,519,000
Roper Technologies, Inc. ................................ United States 500,000 280,420,000
Salesforce, Inc. ....................................... United States 1,000,000 301,180,000
a
ServiceNow, Inc. ...................................... United States 1,150,000 876,760,000
a
SPS Commerce, Inc. ................................... United States 150,000 27,735,000
a
Synopsys, Inc. ....................................... United States 1,250,000 714,375,000
a
Tyler Technologies, Inc. ................................. United States 150,000 63,751,500
a
Workday, Inc. , A ...................................... United States 1,000,000 272,750,000
7,304,728,736
Technology Hardware, Storage & Peripherals 1.6%
Apple, Inc. .......................................... United States 2,250,000 385,830,000
Trading Companies & Distributors 0.1%
Fastenal Co. ......................................... United States 350,000 26,999,000
Total Common Stocks (Cost $ 10,202,487,736 ) ...................................
24,503,255,307
Warrants
Warrants 0.0%
Software 0.0%
a,c
Constellation Software, Inc. , 3/31/40 ....................... Canada 50,000 —
Total Warrants (Cost $ – ) ......................................................
—
Total Long Term Investments (Cost $ 10,202,487,736 ) ............................
24,503,255,307
a

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments 0.1%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.1%
d,e
Institutional Fiduciary Trust - Money Market Portfolio , 4.997% .... United States 36,342,803 $ 36,342,803
Total Money Market Funds (Cost $ 36,342,803 ) ..................................
36,342,803
Total Short Term Investments (Cost $ 36,342,803 ) ................................
36,342,803
a
Total Investments (Cost $ 10,238,830,539 ) 100.0% ...............................
$24,539,598,110
Other Assets, less Liabilities (0.0) %
†
...........................................
(11,738,145)
Net Assets 100.0% ...........................................................
$24,527,859,965
a a a
See Abbreviations on page 121 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2024, the value of this security was
$13,219,388, representing 0.1% of net assets.
c
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended September 30,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $115.08 $105.41 $151.73 $129.91 $110.04 $107.59
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.10 0.19 0.01 (0.06) 0.33 0.46
Net realized and unrealized gains (losses) 28.39 20.19 (32.51) 32.67 25.99 3.47
Total from investment operations ........ 28.49 20.38 (32.50) 32.61 26.32 3.93
Less distributions from:
Net investment income .............. (0.22) — — (0.18) (0.46) (0.44)
Net realized gains ................. (7.45) (10.71) (13.82) (10.61) (5.99) (1.04)
Total distributions ................... (7.67) (10.71) (13.82) (10.79) (6.45) (1.48)
Net asset value, end of period .......... $135.90 $115.08 $105.41 $151.73 $129.91 $110.04
Total return
c
....................... 25.61% 20.43% (23.83)% 26.44% 25.09% 3.79%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.79% 0.80% 0.80% 0.79% 0.82% 0.83%
Expenses net of waiver and payments by
affiliates .......................... 0.79%
e
0.80%
e,f
0.80%
e,f
0.79%
e,f
0.81%
f
0.83%
e,f
Net investment income (loss) .......... 0.17% 0.17% 0.01% (0.04)% 0.29% 0.45%
Supplemental data
Net assets, end of period (000’s) ........ $12,172,219 $10,072,509 $9,118,403 $12,927,577 $10,990,297 $9,157,154
Portfolio turnover rate ................ 3.63% 2.86% 4.95%
g
6.04%
g
9.01% 4.91%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended September 30,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $98.08 $91.92 $134.93 $117.27 $100.21 $98.38
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.31) (0.57) (0.87) (1.01) (0.47) (0.29)
Net realized and unrealized gains (losses) 24.03 17.44 (28.32) 29.28 23.52 3.16
Total from investment operations ........ 23.72 16.87 (29.19) 28.27 23.05 2.87
Less distributions from:
Net realized gains ................. (7.45) (10.71) (13.82) (10.61) (5.99) (1.04)
Net asset value, end of period .......... $114.35 $98.08 $91.92 $134.93 $117.27 $100.21
Total return
c
....................... 25.14% 19.53% (24.40)% 25.51% 24.16% 3.02%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.54% 1.55% 1.55% 1.54% 1.57% 1.58%
Expenses net of waiver and payments by
affiliates .......................... 1.54%
e
1.55%
e,f
1.55%
e,f
1.54%
e,f
1.56%
f
1.58%
e,f
Net investment (loss) ................ (0.59)% (0.59)% (0.75)% (0.79)% (0.46)% (0.30)%
Supplemental data
Net assets, end of period (000’s) ........ $370,469 $333,956 $407,722 $666,348 $727,093 $704,217
Portfolio turnover rate ................ 3.63% 2.86% 4.95%
g
6.04%
g
9.01% 4.91%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended September 30,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $113.60 $104.43 $150.77 $129.28 $109.49 $107.00
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.05) (0.10) (0.32) (0.41) 0.05 0.21
Net realized and unrealized gains (losses) 28.02 19.98 (32.20) 32.51 25.86 3.46
Total from investment operations ........ 27.97 19.88 (32.52) 32.10 25.91 3.67
Less distributions from:
Net investment income .............. — — — — (0.13) (0.14)
Net realized gains ................. (7.45) (10.71) (13.82) (10.61) (5.99) (1.04)
Total distributions ................... (7.45) (10.71) (13.82) (10.61) (6.12) (1.18)
Net asset value, end of period .......... $134.12 $113.60 $104.43 $150.77 $129.28 $109.49
Total return
c
....................... 25.44% 20.13% (24.01)% 26.13% 24.78% 3.54%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.04% 1.05% 1.05% 1.04% 1.07% 1.08%
Expenses net of waiver and payments by
affiliates .......................... 1.04%
e
1.05%
e,f
1.05%
e,f
1.04%
e,f
1.06%
f
1.08%
e,f
Net investment income (loss) .......... (0.08)% (0.09)% (0.25)% (0.29)% 0.04% 0.20%
Supplemental data
Net assets, end of period (000’s) ........ $308,608 $256,889 $249,874 $395,301 $420,082 $435,331
Portfolio turnover rate ................ 3.63% 2.86% 4.95%
g
6.04%
g
9.01% 4.91%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended September 30,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $116.16 $106.22 $152.40 $130.31 $110.37 $107.90
Income from investment operations
a
:
Net investment income
b
............. 0.31 0.56 0.46 0.41 0.71 0.83
Net realized and unrealized gains (losses) 28.64 20.34 (32.72) 32.76 26.06 3.47
Total from investment operations ........ 28.95 20.90 (32.26) 33.17 26.77 4.30
Less distributions from:
Net investment income .............. (0.61) (0.25) (0.10) (0.47) (0.84) (0.79)
Net realized gains ................. (7.45) (10.71) (13.82) (10.61) (5.99) (1.04)
Total distributions ................... (8.06) (10.96) (13.92) (11.08) (6.83) (1.83)
Net asset value, end of period .......... $137.05 $116.16 $106.22 $152.40 $130.31 $110.37
Total return
c
....................... 25.80% 20.83% (23.57)% 26.86% 25.51% 4.16%
Ratios to average net assets
d
Expenses
e
........................ 0.47% 0.47%
f
0.46%
f
0.47%
f
0.48%
f
0.48%
f
Net investment income ............... 0.49% 0.49% 0.34% 0.29% 0.63% 0.80%
Supplemental data
Net assets, end of period (000’s) ........ $2,717,908 $2,114,155 $2,000,923 $3,113,946 $2,999,370 $2,545,800
Portfolio turnover rate ................ 3.63% 2.86% 4.95%
g
6.04%
g
9.01% 4.91%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended September 30,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $116.21 $106.25 $152.47 $130.38 $110.41 $107.95
Income from investment operations
a
:
Net investment income
b
............. 0.26 0.47 0.34 0.30 0.62 0.72
Net realized and unrealized gains (losses) 28.67 20.36 (32.74) 32.79 26.07 3.47
Total from investment operations ........ 28.93 20.83 (32.40) 33.09 26.69 4.19
Less distributions from:
Net investment income .............. (0.52) (0.16) — (0.39) (0.73) (0.69)
Net realized gains ................. (7.45) (10.71) (13.82) (10.61) (5.99) (1.04)
Total distributions ................... (7.97) (10.87) (13.82) (11.00) (6.72) (1.73)
Net asset value, end of period .......... $137.17 $116.21 $106.25 $152.47 $130.38 $110.41
Total return
c
....................... 25.77% 20.73% (23.64)% 26.76% 25.41% 4.05%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.54% 0.55% 0.55% 0.54% 0.57% 0.58%
Expenses net of waiver and payments by
affiliates .......................... 0.54%
e
0.55%
e,f
0.55%
e,f
0.54%
e,f
0.56%
f
0.58%
e,f
Net investment income ............... 0.42% 0.42% 0.25% 0.21% 0.54% 0.70%
Supplemental data
Net assets, end of period (000’s) ........ $3,330,602 $2,860,970 $2,652,765 $4,229,679 $3,549,412 $3,154,342
Portfolio turnover rate ................ 3.63% 2.86% 4.95%
g
6.04%
g
9.01% 4.91%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Custodian Funds
Schedule of Investments (Unaudited), March 31, 2024
Franklin Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.8%
Aerospace & Defense 3.9%
BWX Technologies, Inc. ................................ United States 1,344,011 $ 137,922,409
Curtiss-Wright Corp. ................................... United States 74,900 19,169,906
Lockheed Martin Corp. ................................. United States 295,255 134,302,642
Northrop Grumman Corp. ............................... United States 627,397 300,309,848
RTX Corp. .......................................... United States 1,505,110 146,793,378
738,498,183
Automobiles 0.4%
a
Tesla, Inc. ........................................... United States 479,183 84,235,579
Beverages 2.9%
Brown-Forman Corp. , B ................................ United States 1,359,682 70,186,785
Constellation Brands, Inc. , A ............................. United States 452,178 122,883,893
a
Monster Beverage Corp. ................................ United States 4,227,826 250,625,525
PepsiCo, Inc. ........................................ United States 615,845 107,779,034
551,475,237
Biotechnology 1.6%
AbbVie, Inc. ......................................... United States 435,787 79,356,813
Amgen, Inc. ......................................... United States 509,836 144,956,571
a
Argenx SE , ADR ...................................... Netherlands 30,411 11,973,419
a
Regeneron Pharmaceuticals, Inc. ......................... United States 72,246 69,536,053
305,822,856
Broadline Retail 4.3%
a
Amazon.com, Inc. ..................................... United States 4,539,124 818,767,187
Building Products 1.6%
Trane Technologies plc ................................. United States 989,869 297,158,674
Capital Markets 4.3%
BlackRock, Inc. ....................................... United States 123,820 103,228,734
Blackstone, Inc. ...................................... United States 798,607 104,913,002
Charles Schwab Corp. (The) ............................. United States 2,102,782 152,115,250
Intercontinental Exchange, Inc. ........................... United States 1,350,590 185,611,584
S&P Global, Inc. ...................................... United States 350,525 149,130,861
Tradeweb Markets, Inc. , A ............................... United States 1,129,220 117,630,847
812,630,278
Chemicals 3.0%
Air Products and Chemicals, Inc. .......................... United States 473,767 114,779,531
Ecolab, Inc. .......................................... United States 590,978 136,456,820
Linde plc ............................................ United States 664,827 308,692,473
559,928,824
Commercial Services & Supplies 0.6%
Republic Services, Inc. , A ............................... United States 616,799 118,080,000
Construction Materials 1.1%
Martin Marietta Materials, Inc. ............................ United States 334,397 205,299,694
Consumer Staples Distribution & Retail 0.7%
Costco Wholesale Corp. ................................ United States 191,649 140,407,807
Electric Utilities 0.9%
NextEra Energy, Inc. ................................... United States 2,555,446 163,318,554
Electrical Equipment 1.2%
AMETEK, Inc. ........................................ United States 543,467 99,400,114

Franklin Custodian Funds
Schedule of Investments (Unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
Eaton Corp. plc ....................................... United States 437,964 $ 136,942,584
236,342,698
Electronic Equipment, Instruments & Components 3.0%
Amphenol Corp. , A .................................... United States 2,623,515 302,622,455
TE Connectivity Ltd. ................................... United States 1,770,857 257,199,271
559,821,726
Entertainment 0.3%
a
ROBLOX Corp. , A ..................................... United States 1,475,286 56,326,419
Financial Services 4.2%
Mastercard, Inc. , A .................................... United States 964,326 464,390,472
Visa, Inc. , A .......................................... United States 1,167,618 325,858,831
790,249,303
Food Products 0.3%
Lamb Weston Holdings, Inc. ............................. United States 519,559 55,348,620
Ground Transportation 3.4%
Canadian Pacific Kansas City Ltd. ......................... Canada 1,346,949 118,760,493
JB Hunt Transport Services, Inc. .......................... United States 473,767 94,398,075
a
Uber Technologies, Inc. ................................. United States 965,539 74,336,848
Union Pacific Corp. .................................... United States 1,433,210 352,469,335
639,964,751
Health Care Equipment & Supplies 4.0%
Abbott Laboratories .................................... United States 741,502 84,279,117
a
Edwards Lifesciences Corp. ............................. United States 966,324 92,341,922
a
Haemonetics Corp. .................................... United States 737,264 62,925,482
a
Intuitive Surgical, Inc. .................................. United States 932,640 372,207,298
Stryker Corp. ........................................ United States 388,847 139,156,676
750,910,495
Health Care Providers & Services 1.0%
Laboratory Corp. of America Holdings ...................... United States 319,016 69,692,235
UnitedHealth Group, Inc. ................................ United States 247,515 122,445,671
192,137,906
Health Care Technology 0.5%
a
Veeva Systems, Inc. , A ................................. United States 384,013 88,971,972
Hotels, Restaurants & Leisure 1.1%
a
Airbnb, Inc. , A ........................................ United States 345,490 56,992,031
Booking Holdings, Inc. ................................. United States 28,173 102,208,263
a
Chipotle Mexican Grill, Inc. , A ............................ United States 20,100 58,426,077
217,626,371
Industrial REITs 0.4%
Prologis, Inc. ......................................... United States 557,800 72,636,716
Interactive Media & Services 3.6%
a
Alphabet, Inc. , A ...................................... United States 2,056,520 310,390,563
a
Alphabet, Inc. , C ...................................... United States 2,401,900 365,713,294
676,103,857
IT Services 0.6%
a,b,c
Canva, Inc. .......................................... Australia 25,413 27,107,059

Franklin Custodian Funds
Schedule of Investments (Unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
a
Shopify, Inc. , A ....................................... Canada 411,700 $ 31,770,889
a
Snowflake, Inc. , A ..................................... United States 373,979 60,435,006
119,312,954
Life Sciences Tools & Services 5.5%
Agilent Technologies, Inc. ............................... United States 1,169,568 170,183,840
Danaher Corp. ....................................... United States 1,132,672 282,850,852
a
Mettler-Toledo International, Inc. .......................... United States 196,009 260,944,821
Thermo Fisher Scientific, Inc. ............................ United States 317,634 184,612,057
West Pharmaceutical Services, Inc. ........................ United States 358,800 141,980,748
1,040,572,318
Machinery 3.8%
Deere & Co. ......................................... United States 377,751 155,157,446
Dover Corp. ......................................... United States 375,644 66,560,361
Illinois Tool Works, Inc. ................................. United States 753,519 202,191,753
Ingersoll Rand, Inc. .................................... United States 1,859,776 176,585,731
Xylem, Inc. .......................................... United States 983,901 127,159,365
727,654,656
Pharmaceuticals 3.9%
AstraZeneca plc , ADR .................................. United Kingdom 2,110,216 142,967,134
Eli Lilly & Co. ........................................ United States 762,284 593,026,461
735,993,595
Professional Services 0.3%
Automatic Data Processing, Inc. .......................... United States 105,229 26,279,891
Verisk Analytics, Inc. , A ................................. United States 178,221 42,012,036
68,291,927
Semiconductors & Semiconductor Equipment 11.6%
a,d
ARM Holdings plc , ADR ................................ United States 356,500 44,558,935
ASML Holding NV , ADR ................................ Netherlands 388,894 377,409,960
Lam Research Corp. ................................... United States 28,550 27,738,323
a
Lattice Semiconductor Corp. ............................. United States 695,800 54,432,434
Monolithic Power Systems, Inc. ........................... United States 426,545 288,950,114
NVIDIA Corp. ........................................ United States 1,104,767 998,223,271
NXP Semiconductors NV ............................... China 665,330 164,848,814
Texas Instruments, Inc. ................................. United States 1,326,618 231,110,122
2,187,271,973
Software 18.4%
a
Adobe, Inc. .......................................... United States 143,493 72,406,568
a
ANSYS, Inc. ......................................... United States 125,232 43,475,541
a
Autodesk, Inc. ........................................ United States 741,413 193,078,773
a
BILL Holdings, Inc. .................................... United States 1,201,782 82,586,459
a,b,c
Checkout Payments Group Ltd. , B ......................... United Kingdom 96,603 8,593,062
a
Crowdstrike Holdings, Inc. , A ............................. United States 132,753 42,559,284
Intuit, Inc. ........................................... United States 710,431 461,780,150
Microsoft Corp. ....................................... United States 2,793,768 1,175,394,073
a
Procore Technologies, Inc. .............................. United States 66,651 5,476,713
a
PTC, Inc. ........................................... United States 1,141,015 215,583,374
Salesforce, Inc. ....................................... United States 534,162 160,878,911
a
ServiceNow, Inc. ...................................... United States 634,095 483,434,028
a,b,c
Stripe, Inc. , B ........................................ United States 540,043 14,041,118
a
Synopsys, Inc. ....................................... United States 503,220 287,590,230
a
Tyler Technologies, Inc. ................................. United States 114,252 48,558,243

Franklin Custodian Funds
Schedule of Investments (Unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Workday, Inc. , A ...................................... United States 661,601 $ 180,451,673
3,475,888,200
Technology Hardware, Storage & Peripherals 3.0%
Apple, Inc. .......................................... United States 3,279,793 562,418,904
Textiles, Apparel & Luxury Goods 0.9%
NIKE, Inc. , B ......................................... United States 1,757,536 165,173,233
Trading Companies & Distributors 1.1%
Fastenal Co. ......................................... United States 2,605,313 200,973,845
Water Utilities 0.4%
American Water Works Co., Inc. .......................... United States 579,967 70,877,767
Total Common Stocks (Cost $ 4,616,894,491 ) ....................................
18,486,493,079
Convertible Preferred Stocks 0.5%
IT Services 0.0%
†
a,b,c
Canva, Inc. , A ........................................ Australia 2,353 2,509,854
a,b,c
Canva, Inc. , A-3 ...................................... Australia 94 100,266
a,b,c
Canva, Inc. , A-4 ...................................... Australia 8 8,533
a,b,c
Canva, Inc. , A-5 ...................................... Australia 5 5,333
2,623,986
Software 0.5%
a,b,c
Gusto, Inc. , E ........................................ United States 822,494 26,071,343
a,b,c
OneTrust LLC , C ...................................... United States 849,894 13,343,113
a,b,c
Stripe, Inc. , I ......................................... United States 1,759,545 45,748,170
85,162,626
Total Convertible Preferred Stocks (Cost $ 81,287,285 ) ...........................
87,786,612
Preferred Stocks 0.9%
Life Sciences Tools & Services 0.9%
a
Sartorius AG ......................................... Germany 428,400 170,114,240
a
Total Preferred Stocks (Cost $ 151,133,458 ) .....................................
170,114,240
Total Long Term Investments (Cost $ 4,849,315,234 ) .............................
18,744,393,931
a
Short Term Investments 0.7%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.7%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.997% .... United States 132,749,137 132,749,137
Total Money Market Funds (Cost $ 132,749,137 ) .................................
132,749,137
Total Short Term Investments (Cost $ 132,749,137 ) ...............................
132,749,137
a
Total Investments (Cost $ 4,982,064,371 ) 99.9% ..................................
$18,877,143,068
Other Assets, less Liabilities 0.1% .............................................
22,663,279
Net Assets 100.0% ...........................................................
$18,899,806,347
a a a

Franklin Custodian Funds
Schedule of Investments (Unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 121 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note
11
regarding fair value measurements.
c
See Note
7
regarding restricted securities.
d
A portion or all of the security is on loan at March 31, 2024. See Note
1
(
f
).
e
See Note
3
(
f
) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended September 30,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.19 $2.14 $2.47 $2.08 $2.30 $2.32
Income from investment operations
a
:
Net investment income
b
............. 0.05 0.09 0.07 0.08 0.08 0.08
Net realized and unrealized gains (losses) 0.16 0.09 (0.24) 0.42 (0.18) 0.02
Total from investment operations ........ 0.21 0.18 (0.17) 0.50 (0.10) 0.10
Less distributions from:
Net investment income .............. (0.06) (0.13) (0.11) (0.11) (0.12) (0.12)
Net realized gains ................. — — (0.05) — — —
Total distributions ................... (0.06) (0.13) (0.16) (0.11) (0.12) (0.12)
Net asset value, end of period .......... $2.34 $2.19 $2.14 $2.47 $2.08 $2.30
Total return
c
....................... 9.94% 8.33% (7.28)% 24.55% (4.48)% 4.40%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.71% 0.71% 0.72% 0.72% 0.71% 0.72%
Expenses net of waiver and payments by
affiliates .......................... 0.71%
e
0.71%
e
0.71%
f
0.72%
e,f
0.70%
f
0.72%
e,f
Net investment income ............... 4.19% 4.02% 3.08% 3.19% 3.64% 3.92%
Supplemental data
Net assets, end of period (000’s) ........ $21,765,950 $19,705,319 $16,829,899 $16,044,379 $10,072,437 $7,427,468
Portfolio turnover rate ................ 22.99% 56.23% 77.65% 68.93% 69.13% 43.63%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended September 30,
2023 2022 2021 2020 2019
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.20 $2.15 $2.48 $2.08 $2.30 $2.32
Income from investment operations
a
:
Net investment income
b
............. 0.05 0.09 0.08 0.08 0.08 0.09
Net realized and unrealized gains (losses) 0.17 0.09 (0.24) 0.43 (0.18) 0.01
Total from investment operations ........ 0.22 0.18 (0.16) 0.51 (0.10) 0.10
Less distributions from:
Net investment income .............. (0.07) (0.13) (0.12) (0.11) (0.12) (0.12)
Net realized gains ................. — — (0.05) — — —
Total distributions ................... (0.07) (0.13) (0.17) (0.11) (0.12) (0.12)
Net asset value, end of period .......... $2.35 $2.20 $2.15 $2.48 $2.08 $2.30
Total return
c
....................... 9.96% 8.43% (7.10)% 25.19% (4.39)% 4.50%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.61% 0.61% 0.62% 0.62% 0.61% 0.62%
Expenses net of waiver and payments by
affiliates .......................... 0.61%
e
0.61%
e
0.61%
f
0.62%
e,f
0.60%
f
0.62%
e,f
Net investment income ............... 4.29% 4.11% 3.15% 3.32% 3.74% 4.02%
Supplemental data
Net assets, end of period (000’s) ........ $30,587,109 $29,633,019 $30,236,582 $35,704,730 $32,693,224 $39,625,649
Portfolio turnover rate ................ 22.99% 56.23% 77.65% 68.93% 69.13% 43.63%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended September 30,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.24 $2.19 $2.52 $2.12 $2.34 $2.35
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.08 0.07 0.07 0.07 0.08
Net realized and unrealized gains (losses) 0.17 0.09 (0.25) 0.43 (0.18) 0.02
Total from investment operations ........ 0.21 0.17 (0.18) 0.50 (0.11) 0.10
Less distributions from:
Net investment income .............. (0.06) (0.12) (0.10) (0.10) (0.11) (0.11)
Net realized gains ................. — — (0.05) — — —
Total distributions ................... (0.06) (0.12) (0.15) (0.10) (0.11) (0.11)
Net asset value, end of period .......... $2.39 $2.24 $2.19 $2.52 $2.12 $2.34
Total return
c
....................... 9.49% 8.19% (7.89)% 24.09% (4.80)% 4.35%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.11% 1.11% 1.12% 1.13% 1.11% 1.12%
Expenses net of waiver and payments by
affiliates .......................... 1.11%
e
1.11%
e
1.11%
f
1.12%
f
1.10%
f
1.12%
e,f
Net investment income ............... 3.79% 3.61% 2.63% 2.84% 3.24% 3.52%
Supplemental data
Net assets, end of period (000’s) ........ $4,725,986 $4,905,480 $5,654,802 $7,507,658 $9,339,238 $13,488,627
Portfolio turnover rate ................ 22.99% 56.23% 77.65% 68.93% 69.13% 43.63%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended September 30,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.15 $2.10 $2.43 $2.04 $2.26 $2.28
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.08 0.07 0.07 0.07 0.08
Net realized and unrealized gains (losses) 0.16 0.09 (0.24) 0.43 (0.18) 0.01
Total from investment operations ........ 0.20 0.17 (0.17) 0.50 (0.11) 0.09
Less distributions from:
Net investment income .............. (0.06) (0.12) (0.11) (0.11) (0.11) (0.11)
Net realized gains ................. — — (0.05) — — —
Total distributions ................... (0.06) (0.12) (0.16) (0.11) (0.11) (0.11)
Net asset value, end of period .......... $2.29 $2.15 $2.10 $2.43 $2.04 $2.26
Total return
c
....................... 9.51% 8.21% (7.61)% 24.75% (4.82)% 4.20%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.96% 0.96% 0.97% 0.97% 0.96% 0.97%
Expenses net of waiver and payments by
affiliates .......................... 0.96%
e
0.96%
e
0.96%
f
0.97%
e,f
0.95%
f
0.97%
e,f
Net investment income ............... 3.94% 3.77% 2.84% 2.97% 3.40% 3.67%
Supplemental data
Net assets, end of period (000’s) ........ $323,020 $300,283 $270,060 $257,109 $221,584 $265,531
Portfolio turnover rate ................ 22.99% 56.23% 77.65% 68.93% 69.13% 43.63%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended September 30,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.19 $2.14 $2.47 $2.07 $2.29 $2.30
Income from investment operations
a
:
Net investment income
b
............. 0.05 0.10 0.08 0.08 0.09 0.10
Net realized and unrealized gains (losses) 0.17 0.09 (0.24) 0.44 (0.19) 0.01
Total from investment operations ........ 0.22 0.19 (0.16) 0.52 (0.10) 0.11
Less distributions from:
Net investment income .............. (0.07) (0.14) (0.12) (0.12) (0.12) (0.12)
Net realized gains ................. — — (0.05) — — —
Total distributions ................... (0.07) (0.14) (0.17) (0.12) (0.12) (0.12)
Net asset value, end of period .......... $2.34 $2.19 $2.14 $2.47 $2.07 $2.29
Total return
c
....................... 10.09% 9.17% (7.38)% 25.53% (4.23)% 5.17%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.41% 0.41% 0.42% 0.43% 0.40% 0.41%
Expenses net of waiver and payments by
affiliates .......................... 0.40% 0.40% 0.40%
e
0.41%
e
0.39%
e
0.40%
e
Net investment income ............... 4.50% 4.35% 3.43% 3.50% 3.96% 4.24%
Supplemental data
Net assets, end of period (000’s) ........ $1,800,963 $1,662,931 $1,158,685 $748,355 $1,626,735 $1,902,027
Portfolio turnover rate ................ 22.99% 56.23% 77.65% 68.93% 69.13% 43.63%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended September 30,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.18 $2.13 $2.46 $2.07 $2.28 $2.30
Income from investment operations
a
:
Net investment income
b
............. 0.05 0.10 0.08 0.08 0.08 0.09
Net realized and unrealized gains (losses) 0.16 0.09 (0.24) 0.43 (0.17) 0.01
Total from investment operations ........ 0.21 0.19 (0.16) 0.51 (0.09) 0.10
Less distributions from:
Net investment income .............. (0.07) (0.14) (0.12) (0.12) (0.12) (0.12)
Net realized gains ................. — — (0.05) — — —
Total distributions ................... (0.07) (0.14) (0.17) (0.12) (0.12) (0.12)
Net asset value, end of period .......... $2.32 $2.18 $2.13 $2.46 $2.07 $2.28
Total return
c
....................... 9.64% 9.16% (7.44)% 24.98% (3.86)% 4.65%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.46% 0.46% 0.47% 0.47% 0.46% 0.47%
Expenses net of waiver and payments by
affiliates .......................... 0.46%
e
0.46%
e
0.46%
f
0.47%
e,f
0.45%
f
0.47%
e,f
Net investment income ............... 4.44% 4.27% 3.32% 3.46% 3.89% 4.17%
Supplemental data
Net assets, end of period (000’s) ........ $13,877,267 $12,941,766 $11,638,757 $11,969,691 $9,712,076 $11,816,599
Portfolio turnover rate ................ 22.99% 56.23% 77.65% 68.93% 69.13% 43.63%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Schedule of Investments (unaudited), March 31, 2024
Franklin Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 19.7%
Aerospace & Defense 1.2%
a
Lockheed Martin Corp. ................................. United States 1,900,000 $ 864,253,000
Air Freight & Logistics 0.3%
United Parcel Service, Inc., B ............................ United States 1,500,000 222,945,000
Banks 1.6%
a
Bank of America Corp. ................................. United States 14,000,000 530,880,000
a
Fifth Third Bancorp .................................... United States 5,000,000 186,050,000
PNC Financial Services Group, Inc. (The) ................... United States 1,000,000 161,600,000
Truist Financial Corp. .................................. United States 6,000,000 233,880,000
US Bancorp ......................................... United States 500,000 22,350,000
1,134,760,000
Beverages 0.9%
Coca-Cola Co. (The) ................................... United States 3,000,000 183,540,000
PepsiCo, Inc. ........................................ United States 2,500,000 437,525,000
621,065,000
Biotechnology 0.3%
AbbVie, Inc. ......................................... United States 1,100,000 200,310,000
Capital Markets 0.3%
a
Morgan Stanley ....................................... United States 2,500,000 235,400,000
Chemicals 0.8%
Air Products and Chemicals, Inc. .......................... United States 1,050,000 254,383,500
Albemarle Corp. ...................................... United States 1,000,000 131,740,000
a
LyondellBasell Industries NV, A ........................... United States 1,700,000 173,876,000
559,999,500
Communications Equipment 0.3%
Cisco Systems, Inc. ................................... United States 5,000,000 249,550,000
Consumer Staples Distribution & Retail 0.2%
a
Target Corp. ......................................... United States 1,000,000 177,210,000
Containers & Packaging 0.3%
International Paper Co. ................................. United States 5,600,000 218,512,000
Diversified Telecommunication Services 0.3%
Verizon Communications, Inc. ............................ United States 5,000,000 209,800,000
Electric Utilities 3.0%
American Electric Power Co., Inc. ......................... United States 3,000,000 258,300,000
a
Duke Energy Corp. .................................... United States 4,000,000 386,840,000
Edison International ................................... United States 1,800,000 127,314,000
Entergy Corp. ........................................ United States 500,000 52,840,000
a
NextEra Energy, Inc. ................................... United States 7,800,489 498,529,252
Southern Co. (The) .................................... United States 10,000,000 717,400,000
Xcel Energy, Inc. ...................................... United States 3,000,000 161,250,000
2,202,473,252
Ground Transportation 0.3%
Union Pacific Corp. .................................... United States 1,000,000 245,930,000
Health Care Providers & Services 0.4%
a
CVS Health Corp. ..................................... United States 2,500,000 199,400,000
a
UnitedHealth Group, Inc. ................................ United States 150,000 74,205,000
273,605,000
Hotels, Restaurants & Leisure 0.1%
Starbucks Corp. ...................................... United States 1,000,000 91,390,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Products 0.8%
Procter & Gamble Co. (The) ............................. United States 3,500,000 $ 567,875,000
Industrial Conglomerates 0.3%
Honeywell International, Inc. ............................. United States 1,000,000 205,250,000
Insurance 0.1%
MetLife, Inc. ......................................... United States 1,000,000 74,110,000
Media 0.1%
Comcast Corp., A ..................................... United States 1,500,000 65,025,000
Metals & Mining 0.4%
a
Barrick Gold Corp. .................................... Canada 4,000,000 66,560,000
a
Rio Tinto plc, ADR ..................................... Australia 3,500,000 223,090,000
289,650,000
Multi-Utilities 0.6%
a
Dominion Energy, Inc. .................................. United States 5,000,000 245,950,000
Sempra ............................................. United States 2,500,000 179,575,000
425,525,000
Oil, Gas & Consumable Fuels 2.9%
a
Chevron Corp. ....................................... United States 7,500,000 1,183,050,000
a
Exxon Mobil Corp. ..................................... United States 5,000,000 581,200,000
Shell plc, ADR ........................................ Netherlands 4,000,000 268,160,000
TotalEnergies SE, ADR ................................. France 1,500,000 103,245,000
2,135,655,000
Pharmaceuticals 2.7%
b
Bausch Health Cos., Inc. ................................ United States 15,000,000 159,150,000
Bristol-Myers Squibb Co. ................................ United States 8,000,000 433,840,000
a
Johnson & Johnson ................................... United States 5,000,000 790,950,000
Merck & Co., Inc. ..................................... United States 1,500,000 197,925,000
Pfizer, Inc. ........................................... United States 15,000,000 416,250,000
1,998,115,000
Semiconductors & Semiconductor Equipment 1.0%
Broadcom, Inc. ....................................... United States 20,000 26,508,200
a
Intel Corp. ........................................... United States 1,000,000 44,170,000
QUALCOMM, Inc. ..................................... United States 1,000,000 169,300,000
Texas Instruments, Inc. ................................. United States 3,000,000 522,630,000
762,608,200
Tobacco 0.5%
Philip Morris International, Inc. ........................... United States 4,000,000 366,480,000
Total Common Stocks (Cost $12,697,393,977) ...................................
14,397,495,952
Management Investment Companies 0.2%
Capital Markets 0.2%
c
Clarion Partners Real Estate Income Fund, Inc., Class I ........ United States 7,867,833 93,076,462
Total Management Investment Companies (Cost $100,000,000) ...................
93,076,462
d
Equity-Linked Securities 17.4%
Aerospace & Defense 0.5%
e
Barclays Bank plc into Northrop Grumman Corp., 144A, 7%,
11/08/24 .......................................... United States 315,000 154,880,416

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
d
Equity-Linked Securities
(continued)
Aerospace & Defense (continued)
e
Merrill Lynch International & Co. CV into Raytheon Technologies
Corp., 144A, 7.5%, 5/08/24 ............................ United States 2,350,000 $ 233,581,426
388,461,842
Air Freight & Logistics 0.3%
e
J.P. Morgan Structured Products BV into United Parcel Service, Inc.,
144A, 9%, 10/22/24 .................................. United States 1,530,000 235,740,005
Automobiles 0.4%
e
Royal Bank of Canada into General Motors Co., 144A, 12%, 6/18/24 United States 8,750,000 325,877,214
Banks 2.0%
e
Barclays Bank plc into Citigroup, Inc., 144A, 9%, 7/03/24 ........ United States 5,110,000 287,712,666
e
Barclays Bank plc into US Bancorp, 144A, 10%, 8/23/24 ........ United States 4,320,000 188,688,255
e
BNP Paribas Issuance BV into Bank of America Corp., 144A, 8.5%,
2/26/25 ........................................... United States 6,800,000 242,372,435
e
Citigroup Global Markets Holdings, Inc. into Bank of America Corp.,
144A, 8%, 8/16/24 ................................... United States 8,128,000 287,723,961
e
Merrill Lynch International & Co. CV into Fifth Third Bancorp, 144A,
10%, 3/10/25 ....................................... United States 3,150,000 112,738,387
e
Royal Bank of Canada into Citigroup, Inc., 144A, 10%, 10/15/24 .. United States 6,300,000 304,449,146
1,423,684,850
Biotechnology 0.3%
e
Merrill Lynch International & Co. CV into AbbVie, Inc., 144A, 7.5%,
4/23/25 ........................................... United States 1,385,000 251,087,046
Broadline Retail 0.9%
e
Goldman Sachs International Bank into Amazon.com, Inc., 144A,
9%, 11/20/24 ....................................... United States 2,375,000 313,531,680
e
Royal Bank of Canada into Amazon.com, Inc., 144A, 10%, 4/05/24 United States 2,800,000 328,002,900
641,534,580
Building Products 0.4%
e
J.P. Morgan Structured Products BV into Johnson Controls
International plc, 144A, 8%, 9/09/24 ...................... United States 2,360,000 149,732,817
e
Wells Fargo Bank NA into Johnson Controls International plc, 144A,
9%, 12/10/24 ....................................... United States 2,450,000 139,663,443
289,396,260
Capital Markets 1.8%
e
BNP Paribas Issuance BV into Goldman Sachs Group, Inc. (The),
144A, 7.5%, 8/19/24 ................................. United States 690,000 272,984,718
e
Goldman Sachs International Bank into Morgan Stanley, 144A, 9%,
12/24/24 .......................................... United States 2,812,000 258,601,431
e
Merrill Lynch International & Co. CV into Charles Schwab Corp.
(The), 144A, 9%, 2/25/25 .............................. United States 3,550,000 240,935,398
e
Merrill Lynch International & Co. CV into Morgan Stanley, 144A,
10%, 6/04/24 ....................................... United States 3,000,000 274,931,130
e
UBS AG into Charles Schwab Corp. (The), 144A, 10%, 7/17/24 ... United States 4,300,000 275,026,878
1,322,479,555
Chemicals 0.4%
e
Barclays Bank plc into Air Products and Chemicals, Inc., 144A, 8.5%,
3/10/25 ........................................... United States 730,000 173,003,879
e
National Bank of Canada into Albemarle Corp., 144A, 12%, 3/31/25 United States 830,000 106,523,213
279,527,092
Communications Equipment 0.6%
e
Royal Bank of Canada into Cisco Systems, Inc., 144A, 8%, 9/03/24 United States 4,300,000 219,799,065

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
d
Equity-Linked Securities
(continued)
Communications Equipment (continued)
e
UBS AG into Cisco Systems, Inc., 144A, 8.5%, 6/20/24 ......... United States 4,595,000 $ 229,823,169
449,622,234
Consumer Staples Distribution & Retail 0.4%
e
UBS AG into Target Corp., 144A, 9%, 9/05/24 ................ United States 1,935,000 304,830,940
Containers & Packaging 0.2%
e
Mizuho Markets Cayman LP into International Paper Co., 144A,
10%, 1/22/25 ....................................... United States 2,900,000 110,451,120
Electric Utilities 0.5%
e
Mizuho Markets Cayman LP into NextEra Energy, Inc., 144A, 9%,
4/08/25 ........................................... United States 3,290,000 207,584,753
e
Wells Fargo Bank NA into NextEra Energy, Inc., 144A, 8%, 5/08/24 United States 2,700,000 176,821,839
384,406,592
Ground Transportation 0.4%
e
Merrill Lynch BV into Union Pacific Corp., 144A, 8%, 11/05/24 .... United States 1,300,000 302,819,531
Hotels, Restaurants & Leisure 0.3%
e
Wells Fargo Bank NA into Starbucks Corp., 144A, 8%, 3/04/25 ... United States 2,500,000 233,364,693
Insurance 0.4%
e
BNP Paribas Issuance BV into MetLife, Inc., 144A, 9%, 10/23/24 .. United States 3,800,000 266,191,722
Interactive Media & Services 0.4%
e
JPMorgan Chase Bank NA into Alphabet, Inc., 144A, 8%, 3/18/25 . United States 1,805,000 252,951,473
Media 0.5%
e
BNP Paribas Issuance BV into Comcast Corp., 144A, 8%, 1/15/25 United States 3,100,000 136,119,940
e
J.P. Morgan Structured Products BV into Comcast Corp., 144A, 8%,
8/13/24 ........................................... United States 5,825,000 252,589,492
388,709,432
Metals & Mining 1.1%
e
Mizuho Markets Cayman LP into Freeport-McMoRan, Inc., 144A,
11%, 12/10/24 ...................................... United States 7,539,000 322,563,962
e
Royal Bank of Canada into Freeport-McMoRan, Inc., 144A, 10%,
5/03/24 ........................................... United States 4,900,000 231,878,023
e
UBS AG into Newmont Corp., 144A, 11%, 1/16/25 ............. United States 6,000,000 225,824,761
780,266,746
Multi-Utilities 0.2%
e
Wells Fargo Bank NA into Dominion Energy, Inc., 144A, 9%, 1/10/25 United States 2,130,000 106,800,818
Oil, Gas & Consumable Fuels 1.4%
e
BNP Paribas Issuance BV into BP plc, 144A, 8.5%, 4/24/24 ...... United Kingdom 6,100,000 234,867,528
e
Citigroup Global Markets Holdings, Inc. into BP plc, 144A, 10%,
12/30/24 .......................................... United Kingdom 6,600,000 252,678,626
e
Citigroup Global Markets Holdings, Inc. into Exxon Mobil Corp.,
144A, 9%, 3/12/25 ................................... United States 2,600,000 285,058,143
e
J.P. Morgan Structured Products BV into Exxon Mobil Corp., 144A,
9%, 9/24/24 ........................................ United States 2,435,000 282,337,192
1,054,941,489
Pharmaceuticals 0.5%
e
BNP Paribas Issuance BV into Pfizer, Inc., 144A, 8.5%, 6/10/24 .. United States 5,920,000 166,720,844
e
Wells Fargo Bank NA into Bristol-Myers Squibb Co., 144A, 7.5%,
5/13/24 ........................................... United States 3,927,000 215,512,716
382,233,560

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
d
Equity-Linked Securities
(continued)
Semiconductors & Semiconductor Equipment 2.4%
e
Citigroup Global Markets Holdings, Inc. into Intel Corp., 144A, 10%,
10/03/24 .......................................... United States 6,700,000 $ 281,628,361
e
Goldman Sachs International Bank into Texas Instruments, Inc.,
144A, 9%, 11/10/25 .................................. United States 1,670,000 279,771,771
e
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
10%, 11/12/24 ...................................... United States 3,500,000 299,743,242
e
Morgan Stanley Finance II Ltd. into Microchip Technology, Inc.,
144A, 10%, 3/03/25 .................................. United States 1,850,000 159,479,419
e
National Bank of Canada into Analog Devices, Inc., 144A, 8.5%,
7/17/24 ........................................... United States 1,500,000 298,474,995
e
UBS AG into Texas Instruments, Inc., 144A, 8.5%, 8/07/24 ...... United States 1,583,000 278,440,767
e
Wells Fargo Bank NA into Intel Corp., 144A, 11%, 2/14/25 ....... United States 4,000,000 184,583,822
1,782,122,377
Software 0.4%
e
Mizuho Markets Cayman LP into Oracle Corp., 144A, 8.5%, 2/10/25 United States 2,350,000 282,536,461
Specialty Retail 0.4%
e
Citigroup Global Markets Holdings, Inc. into Home Depot, Inc. (The),
144A, 8.5%, 6/12/24 ................................. United States 811,000 295,275,283
Technology Hardware, Storage & Peripherals 0.3%
e
UBS AG into Apple, Inc., 144A, 7%, 4/02/25 ................. United States 1,150,000 197,944,244
Total Equity-Linked Securities (Cost $12,062,179,695) ...........................
12,733,257,159
Convertible Preferred Stocks 0.5%
Chemicals 0.4%
b
Albemarle Corp., 7.25% ................................ United States 5,500,000 324,500,000
b
Financial Services 0.1%
b
FNMA, 5.375% ....................................... United States 4,240 50,668,000
b
Total Convertible Preferred Stocks (Cost $614,906,139) ..........................
375,168,000
Preferred Stocks 0.0%
†
Financial Services 0.0%
†
b
FNMA, 8.25%, S ...................................... United States 4,000,000 15,960,000
b
Total Preferred Stocks (Cost $93,801,500) ......................................
15,960,000
Principal
Amount
*
Corporate Bonds 48.0%
Aerospace & Defense 1.8%
Boeing Co. (The) ,
Senior Bond, 3.2%, 3/01/29 ............................ United States 25,000,000 22,349,259
Senior Bond, 3.625%, 2/01/31 .......................... United States 59,000,000 51,969,983
Senior Bond, 3.6%, 5/01/34 ............................ United States 25,000,000 20,729,726
Senior Bond, 3.25%, 2/01/35 ........................... United States 25,000,000 19,686,512
Senior Note, 2.196%, 2/04/26 .......................... United States 45,000,000 42,148,177
Senior Note, 5.04%, 5/01/27 ........................... United States 180,000,000 176,681,351
Senior Note, 3.25%, 2/01/28 ........................... United States 60,000,000 55,228,034
Senior Note, 5.15%, 5/01/30 ........................... United States 390,000,000 377,518,534
e
Bombardier, Inc. , Senior Note , 144A, 7.25% , 7/01/31 ........... Canada 40,000,000 40,131,440
RTX Corp. , Senior Bond , 6.1% , 3/15/34 .....................
United States 25,000,000 26,734,560
Textron, Inc. ,
Senior Bond, 3%, 6/01/30 ............................. United States 50,000,000 44,146,974
Senior Bond, 2.45%, 3/15/31 ........................... United States 40,000,000 33,718,544

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
e
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.75%, 8/15/28 ............... United States 100,000,000 $ 101,444,800
Senior Secured Note, 144A, 6.375%, 3/01/29 .............. United States 135,000,000 135,589,005
Senior Secured Note, 144A, 6.875%, 12/15/30 ............. United States 50,000,000 51,024,750
Senior Secured Note, 144A, 6.625%, 3/01/32 .............. United States 100,000,000 101,154,100
1,300,255,749
Air Freight & Logistics 0.0%
†
FedEx Corp. , Senior Bond , 2.4% , 5/15/31 ...................
United States 29,000,000 24,631,548
Automobile Components 0.5%
e
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 85,000,000 75,638,746
Goodyear Tire & Rubber Co. (The) ,
Senior Bond, 5%, 5/31/26 ............................. United States 57,000,000 55,830,400
Senior Bond, 4.875%, 3/15/27 .......................... United States 34,757,000 33,611,653
f
Senior Bond, 5.25%, 4/30/31 ........................... United States 45,000,000 41,353,695
Senior Note, 5%, 7/15/29 ............................. United States 130,000,000 121,506,372
f
Senior Note, 5.25%, 7/15/31 ........................... United States 40,500,000 36,944,760
364,885,626
Automobiles 0.9%
Ford Motor Co. ,
Senior Bond, 4.346%, 12/08/26 ......................... United States 65,000,000 63,303,356
Senior Bond, 3.25%, 2/12/32 ........................... United States 150,000,000 124,855,251
Senior Bond, 6.1%, 8/19/32 ............................ United States 195,000,000 197,720,189
General Motors Co. ,
Senior Bond, 5%, 10/01/28 ............................ United States 25,000,000 24,894,144
f
Senior Bond, 5.6%, 10/15/32 ........................... United States 25,000,000 25,308,930
Senior Bond, 5.15%, 4/01/38 ........................... United States 140,000,000 131,488,671
e
Volkswagen Group of America Finance LLC , Senior Note , 144A,
1.25% , 11/24/25 ..................................... Germany 97,000,000 90,676,261
658,246,802
Banks 3.7%
Bank of America Corp. ,
g
AA, Junior Sub. Bond, 6.1% to 3/16/25, FRN thereafter, Perpetual United States 70,000,000 70,368,410
g
X, Junior Sub. Bond, 6.25% to 9/04/24, FRN thereafter, Perpetual United States 50,000,000 50,181,900
Senior Bond, 3.419% to 12/19/27, FRN thereafter, 12/20/28 ... United States 45,000,000 42,228,542
Senior Bond, 4.571% to 4/26/32, FRN thereafter, 4/27/33 ..... United States 185,000,000 175,798,221
Barclays plc ,
Senior Bond, 4.375%, 1/12/26 .......................... United Kingdom 27,000,000 26,503,079
Senior Bond, 4.337%, 1/10/28 .......................... United Kingdom 31,000,000 29,919,502
Senior Bond, 2.645% to 6/23/30, FRN thereafter, 6/24/31 ..... United Kingdom 49,000,000 41,397,845
Senior Bond, 5.746% to 8/08/32, FRN thereafter, 8/09/33 ..... United Kingdom 100,000,000 100,487,769
Senior Bond, 7.437% to 11/01/32, FRN thereafter, 11/02/33 .... United Kingdom 75,000,000 83,374,043
h
Senior Bond, FRN, 6.692%, (SOFR + 2.62%), 9/13/34 ........ United Kingdom 70,000,000 74,609,529
Senior Note, 7.325% to 11/01/25, FRN thereafter, 11/02/26 .... United Kingdom 30,000,000 30,749,497
Senior Note, 5.501% to 8/08/27, FRN thereafter, 8/09/28 ...... United Kingdom 80,000,000 79,791,271
Sub. Bond, 7.119% to 6/26/33, FRN thereafter, 6/27/34 ....... United Kingdom 55,000,000 58,674,635
Citigroup, Inc. ,
g,h
D, Junior Sub. Bond, FRN, 9.035%, (3-month SOFR + 3.728%),
Perpetual ......................................... United States 55,000,000 55,174,625
g
M, Junior Sub. Bond, 6.3% to 5/14/24, FRN thereafter, Perpetual United States 95,000,000 94,979,964
Senior Bond, 6.27% to 11/16/32, FRN thereafter, 11/17/33 ..... United States 85,000,000 89,809,566
Sub. Bond, 6.174% to 5/24/33, FRN thereafter, 5/25/34 ....... United States 155,000,000 157,481,614

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Fifth Third Bancorp ,
Senior Note, 6.339% to 7/26/28, FRN thereafter, 7/27/29 ...... United States 20,000,000 $ 20,625,120
Senior Note, 5.631% to 1/28/31, FRN thereafter, 1/29/32 ...... United States 20,000,000 20,033,669
Fifth Third Bank NA , Senior Note , 5.852% to 10/26/24, FRN
thereafter , 10/27/25 .................................. United States 65,185,000 65,141,419
JPMorgan Chase & Co. ,
g
NN, Junior Sub. Bond, 6.875% to 5/31/29, FRN thereafter,
Perpetual ......................................... United States 50,000,000 51,863,611
g,h
Q, Junior Sub. Bond, FRN, 8.818%, (3-month SOFR + 3.512%),
Perpetual ......................................... United States 60,700,000 60,747,206
g,h
R, Junior Sub. Bond, FRN, 8.868%, ( 3-month SOFR + 3.562%),
Perpetual ......................................... United States 55,000,000 55,042,911
g,h
S, Junior Sub. Bond, FRN, 9.348%, (3-month SOFR + 4.042%),
Perpetual ......................................... United States 65,000,000 65,114,530
Senior Bond, 6.254% to 10/22/33, FRN thereafter, 10/23/34 ... United States 90,000,000 96,196,348
Senior Note, 5.04% to 1/22/27, FRN thereafter, 1/23/28 ....... United States 40,000,000 39,874,556
KeyBank NA ,
Senior Note, 5.85%, 11/15/27 .......................... United States 50,000,000 49,612,347
Sub. Bond, 4.9%, 8/08/32 ............................. United States 35,000,000 31,448,156
Morgan Stanley Bank NA , Senior Note , 4.952% to 1/13/27, FRN
thereafter , 1/14/28 ................................... United States 55,000,000 54,789,224
PNC Financial Services Group, Inc. (The) ,
Senior Bond, 6.037% to 10/27/32, FRN thereafter, 10/28/33 ... United States 70,000,000 72,413,647
Senior Bond, 5.068% to 1/23/33, FRN thereafter, 1/24/34 ..... United States 40,000,000 38,763,670
Senior Note, 5.582% to 6/11/28, FRN thereafter, 6/12/29 ...... United States 20,000,000 20,249,499
Royal Bank of Canada , Senior Bond , 5% , 2/01/33 .............
Canada 50,000,000 49,848,652
Truist Bank , Sub. Bond , 2.25% , 3/11/30 .....................
United States 42,645,000 35,521,206
Truist Financial Corp. ,
Senior Bond, 5.122% to 1/25/33, FRN thereafter, 1/26/34 ..... United States 55,000,000 52,963,763
Senior Note, 6.047% to 6/07/26, FRN thereafter, 6/08/27 ...... United States 45,000,000 45,618,550
Sub. Bond, 4.916% to 7/27/32, FRN thereafter, 7/28/33 ....... United States 95,000,000 88,539,266
US Bancorp ,
Senior Bond, 5.85% to 10/20/32, FRN thereafter, 10/21/33 .... United States 45,000,000 45,898,895
Senior Bond, 5.836% to 6/09/33, FRN thereafter, 6/12/34 ..... United States 35,000,000 35,687,247
Senior Note, 5.775% to 6/11/28, FRN thereafter, 6/12/29 ...... United States 40,000,000 40,709,491
Senior Note, 5.384% to 1/22/29, FRN thereafter, 1/23/30 ...... United States 20,000,000 20,093,524
Wells Fargo & Co. ,
g,h
S, Junior Sub. Bond, FRN, 5.9%, Perpetual ................ United States 60,000,000 59,896,602
Senior Bond, 4.897% to 7/24/32, FRN thereafter, 7/25/33 ..... United States 50,000,000 48,199,045
Senior Bond, 5.557% to 7/24/33, FRN thereafter, 7/25/34 ..... United States 90,000,000 90,386,617
Senior Bond, 6.491% to 10/22/33, FRN thereafter, 10/23/34 ... United States 60,000,000 64,382,798
2,681,191,581
Beverages 0.2%
Coca-Cola Co. (The) , Senior Bond , 1.65% , 6/01/30 ............
United States 130,000,000 109,651,582
Constellation Brands, Inc. , Senior Bond , 3.15% , 8/01/29 ........
United States 35,000,000 31,890,739
141,542,321
Biotechnology 0.3%
AbbVie, Inc. ,
Senior Bond, 4.5%, 5/14/35 ............................ United States 45,000,000 43,285,394
Senior Note, 3.2%, 11/21/29 ........................... United States 65,000,000 59,912,469
Amgen, Inc. ,
Senior Bond, 2.45%, 2/21/30 ........................... United States 25,000,000 21,871,507
Senior Bond, 5.25%, 3/02/33 ........................... United States 50,000,000 50,443,232

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Biotechnology (continued)
Amgen, Inc., (continued)
Senior Note, 5.25%, 3/02/30 ........................... United States 20,000,000 $ 20,311,555
195,824,157
Broadline Retail 0.1%
Amazon.com, Inc. , Senior Bond , 3.6% , 4/13/32 ...............
United States 57,500,000 53,573,690
Building Products 0.4%
e
AmeriTex HoldCo Intermediate LLC , Senior Secured Note , 144A,
10.25% , 10/15/28 .................................... United States 50,000,000 53,745,300
e
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ..................................... United States 47,600,000 48,940,844
Carrier Global Corp. ,
Senior Bond, 2.7%, 2/15/31 ............................ United States 22,500,000 19,375,824
Senior Note, 2.722%, 2/15/30 .......................... United States 88,200,000 78,029,660
e
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625% , 12/15/30 .......................... United States 50,000,000 50,542,150
Johnson Controls International plc / Tyco Fire & Security Finance
SCA , Senior Bond , 4.9% , 12/01/32 ....................... United States 39,500,000 38,881,423
289,515,201
Capital Markets 1.1%
Brookfield Finance, Inc. , Senior Bond , 4.85% , 3/29/29 ..........
Canada 38,708,000 38,420,326
Charles Schwab Corp. (The) ,
Senior Bond, 5.853% to 5/18/33, FRN thereafter, 5/19/34 ..... United States 30,000,000 30,740,777
Senior Bond, 6.136% to 8/23/33, FRN thereafter, 8/24/34 ..... United States 30,000,000 31,315,502
Senior Note, 5.643% to 5/18/28, FRN thereafter, 5/19/29 ...... United States 25,000,000 25,389,837
Senior Note, 6.196% to 11/16/28, FRN thereafter, 11/17/29 .... United States 40,000,000 41,594,419
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 2.65% to 10/20/31, FRN thereafter, 10/21/32 .... United States 110,000,000 91,556,333
f
Senior Bond, 6.561% to 10/23/33, FRN thereafter, 10/24/34 ... United States 100,000,000 109,143,395
Sub. Bond, 6.75%, 10/01/37 ........................... United States 60,000,000 65,582,095
Morgan Stanley ,
Senior Bond, 6.342% to 10/17/32, FRN thereafter, 10/18/33 ... United States 35,000,000 37,463,549
Senior Bond, 5.25% to 4/20/33, FRN thereafter, 4/21/34 ...... United States 251,000,000 249,126,867
Senior Bond, 6.627% to 10/31/33, FRN thereafter, 11/01/34 .... United States 40,000,000 43,786,382
Sub. Bond, 5.948% to 1/18/33, FRN thereafter, 1/19/38 ....... United States 67,095,000 67,285,589
831,405,071
Chemicals 1.0%
Celanese US Holdings LLC ,
Senior Bond, 6.379%, 7/15/32 .......................... United States 50,000,000 51,912,472
Senior Note, 6.165%, 7/15/27 .......................... United States 40,000,000 40,757,987
Senior Note, 6.55%, 11/15/30 .......................... United States 20,000,000 21,052,292
e
Consolidated Energy Finance SA , Senior Note , 144A, 6.5% , 5/15/26 Switzerland 114,850,000 107,293,525
e
CVR Partners LP / CVR Nitrogen Finance Corp. , Senior Secured
Note , 144A, 6.125% , 6/15/28 ........................... United States 25,000,000 24,051,000
f
Dow Chemical Co. (The) , Senior Bond , 6.3% , 3/15/33 .......... United States 35,000,000 37,742,458
Huntsman International LLC , Senior Bond , 4.5% , 5/01/29 .......
United States 25,000,000 23,888,208
e
International Flavors & Fragrances, Inc. ,
Senior Bond, 144A, 2.3%, 11/01/30 ...................... United States 120,000,000 99,738,819
Senior Note, 144A, 1.832%, 10/15/27 .................... United States 20,000,000 17,742,969
e
Olin Corp. , Senior Note , 144A, 9.5% , 6/01/25 ................ United States 30,000,000 31,023,695
e,f
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 .. United States 38,000,000 39,465,546
e
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 717,000 702,587

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
e
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ..................... United States 112,500,000 $ 104,280,818
Senior Secured Note, 144A, 4.875%, 5/01/28 .............. United States 148,000,000 138,030,764
737,683,140
Commercial Services & Supplies 0.3%
e
ADT Security Corp. (The) , Senior Secured Note , 144A, 4.125% ,
8/01/29 ........................................... United States 20,000,000 18,342,128
e
APX Group, Inc. ,
Senior Note, 144A, 5.75%, 7/15/29 ...................... United States 80,000,000 77,005,240
Senior Secured Note, 144A, 6.75%, 2/15/27 ............... United States 140,000,000 140,667,520
236,014,888
Communications Equipment 1.0%
e
CommScope Technologies LLC ,
Senior Bond, 144A, 6%, 6/15/25 ........................ United States 326,000,000 283,929,700
Senior Bond, 144A, 5%, 3/15/27 ........................ United States 55,000,000 21,380,706
e
CommScope, Inc. ,
Senior Note, 144A, 8.25%, 3/01/27 ...................... United States 185,000,000 86,789,864
Senior Note, 144A, 7.125%, 7/01/28 ..................... United States 200,000,000 79,293,540
Senior Secured Note, 144A, 6%, 3/01/26 .................. United States 224,085,000 205,317,881
Senior Secured Note, 144A, 4.75%, 9/01/29 ............... United States 70,454,000 50,903,015
727,614,706
Construction & Engineering 0.1%
Quanta Services, Inc. , Senior Bond , 2.9% , 10/01/30 ...........
United States 110,000,000 96,259,740
Consumer Finance 2.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.3%, 1/30/32 ............................ Ireland 50,000,000 42,901,180
Senior Bond, 5.3%, 1/19/34 ............................ Ireland 65,000,000 63,873,755
Senior Note, 5.75%, 6/06/28 ........................... Ireland 40,000,000 40,551,510
Capital One Financial Corp. ,
Senior Bond, 3.8%, 1/31/28 ............................ United States 27,300,000 25,969,939
Senior Bond, 5.268% to 5/09/32, FRN thereafter, 5/10/33 ..... United States 50,000,000 49,132,860
Senior Bond, 5.817% to 1/31/33, FRN thereafter, 2/01/34 ..... United States 85,000,000 84,931,237
Senior Note, 4.927% to 5/09/27, FRN thereafter, 5/10/28 ...... United States 159,532,733 157,528,574
Senior Note, 6.312% to 6/07/28, FRN thereafter, 6/08/29 ...... United States 75,000,000 77,129,983
f
Senior Note, 5.7% to 1/31/29, FRN thereafter, 2/01/30 ........ United States 20,000,000 20,175,209
Senior Note, 5.247% to 7/25/29, FRN thereafter, 7/26/30 ...... United States 40,000,000 39,387,800
Senior Note, 7.624% to 10/29/30, FRN thereafter, 10/30/31 .... United States 40,000,000 44,208,061
Sub. Bond, 4.2%, 10/29/25 ............................ United States 73,500,000 71,874,074
Sub. Bond, 3.75%, 7/28/26 ............................ United States 92,800,000 89,430,021
Ford Motor Credit Co. LLC ,
Senior Bond, 4.134%, 8/04/25 .......................... United States 50,000,000 48,887,393
Senior Bond, 5.113%, 5/03/29 .......................... United States 85,000,000 82,569,558
Senior Note, 2.3%, 2/10/25 ............................ United States 35,000,000 33,950,881
Senior Note, 5.125%, 6/16/25 .......................... United States 108,015,000 107,079,599
Senior Note, 3.375%, 11/13/25 ......................... United States 32,000,000 30,801,071
Senior Note, 6.95%, 6/10/26 ........................... United States 35,000,000 35,770,318
Senior Note, 2.7%, 8/10/26 ............................ United States 60,000,000 55,947,982
Senior Note, 4.95%, 5/28/27 ........................... United States 140,000,000 136,665,246
Senior Note, 6.8%, 5/12/28 ............................ United States 92,000,000 95,629,140
Senior Note, 7.35%, 3/06/30 ........................... United States 45,000,000 48,006,157
General Motors Financial Co., Inc. ,
Senior Bond, 4.35%, 1/17/27 ........................... United States 40,000,000 39,081,945
Senior Bond, 3.6%, 6/21/30 ............................ United States 37,720,000 34,070,951
Senior Bond, 3.1%, 1/12/32 ............................ United States 80,000,000 67,793,590

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
General Motors Financial Co., Inc., (continued)
f
Senior Bond, 6.4%, 1/09/33 ............................ United States 50,000,000 $ 52,436,128
Senior Note, 5%, 4/09/27 ............................. United States 50,000,000 49,646,021
Senior Note, 5.8%, 6/23/28 ............................ United States 50,000,000 51,000,318
Senior Note, 5.8%, 1/07/29 ............................ United States 75,000,000 76,353,022
Senior Note, 4.3%, 4/06/29 ............................ United States 60,000,000 57,374,017
Senior Note, 5.85%, 4/06/30 ........................... United States 20,000,000 20,406,713
John Deere Capital Corp. , Senior Bond , 4.35% , 9/15/32 ........
United States 30,000,000 29,124,204
e
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 6.5% ,
3/26/31 ........................................... United Kingdom 15,000,000 15,278,786
1,974,967,243
Consumer Staples Distribution & Retail 0.2%
e
7-Eleven, Inc. , Senior Bond , 144A, 1.8% , 2/10/31 ............. United States 85,000,000 68,309,151
Target Corp. , Senior Bond , 4.5% , 9/15/32 ...................
United States 80,000,000 78,431,182
146,740,333
Containers & Packaging 1.7%
e,i
ARD Finance SA , Senior Secured Note , 144A, PIK, 6.5% , 6/30/27 . Luxembourg 25,144,215 8,440,611
e
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc ,
Senior Note, 144A, 4%, 9/01/29 ........................ United States 68,575,000 55,349,379
Senior Secured Note, 144A, 6%, 6/15/27 .................. United States 20,115,000 19,549,239
e
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 362,052,000 228,481,966
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 90,669,000 87,692,790
Senior Secured Note, 144A, 4.125%, 8/15/26 .............. United States 198,500,000 179,824,922
e
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/27 ..................... United States 325,000,000 322,778,625
Senior Secured Note, 144A, 7.875%, 8/15/26 .............. United States 255,000,000 259,972,755
e
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 55,000,000 51,369,780
e
Sealed Air Corp. , Senior Note , 144A, 6.125% , 2/01/28 .......... United States 20,000,000 20,058,600
1,233,518,667
Diversified REITs 0.3%
VICI Properties LP ,
Senior Bond, 5.125%, 5/15/32 .......................... United States 60,000,000 57,449,238
Senior Bond, 5.75%, 4/01/34 ........................... United States 20,000,000 19,829,112
Senior Note, 4.95%, 2/15/30 ........................... United States 63,357,000 61,316,246
e
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 4.25% ,
12/01/26 .......................................... United States 100,000,000 96,216,730
234,811,326
Diversified Telecommunication Services 0.4%
e
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.125%, 5/01/27 ..................... United States 165,000,000 157,315,372
Senior Bond, 144A, 5%, 2/01/28 ........................ United States 56,000,000 52,167,360
Verizon Communications, Inc. , Senior Bond , 4.016% , 12/03/29 ...
United States 50,000,000 47,720,438
257,203,170
Electric Utilities 2.1%
American Electric Power Co., Inc. ,
Senior Bond, 5.95%, 11/01/32 .......................... United States 30,000,000 31,217,309
Senior Bond, 5.625%, 3/01/33 .......................... United States 30,000,000 30,471,561
Duke Energy Corp. , Senior Bond , 4.5% , 8/15/32 ..............
United States 56,891,000 53,966,131

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 5.25%, 3/15/34 ........................... United States 75,000,000 $ 74,862,865
Senior Note, 1.875%, 1/15/27 .......................... United States 55,000,000 50,377,498
NRG Energy, Inc. ,
e
Senior Bond, 144A, 3.625%, 2/15/31 ..................... United States 65,000,000 56,157,908
Senior Note, 5.75%, 1/15/28 ........................... United States 18,075,000 17,988,253
e
Senior Note, 144A, 3.375%, 2/15/29 ..................... United States 38,300,000 34,061,189
e
Senior Secured Bond, 144A, 7%, 3/15/33 ................. United States 30,000,000 32,040,780
e
Senior Secured Note, 144A, 2.45%, 12/02/27 .............. United States 30,000,000 26,982,094
Pacific Gas and Electric Co. ,
Senior Bond, 4.55%, 7/01/30 ........................... United States 136,500,000 129,822,125
Senior Bond, 6.15%, 1/15/33 ........................... United States 50,000,000 51,590,369
Senior Bond, 6.4%, 6/15/33 ............................ United States 30,000,000 31,623,320
Senior Note, 4.95%, 6/08/25 ........................... United States 19,250,000 19,099,249
Senior Note, 3.15%, 1/01/26 ........................... United States 50,000,000 48,096,373
Senior Note, 6.1%, 1/15/29 ............................ United States 49,000,000 50,522,420
PG&E Corp. , Senior Secured Note , 5% , 7/01/28 ..............
United States 107,284,000 103,436,442
Southern Co. (The) ,
Senior Bond, 5.7%, 10/15/32 ........................... United States 45,000,000 46,431,580
Senior Bond, 5.2%, 6/15/33 ............................ United States 50,000,000 49,990,308
Senior Note, 4.85%, 6/15/28 ........................... United States 55,000,000 54,736,333
e
Vistra Operations Co. LLC ,
Senior Note, 144A, 5.5%, 9/01/26 ....................... United States 109,160,000 107,557,837
Senior Note, 144A, 5%, 7/31/27 ........................ United States 62,345,000 60,420,809
Senior Note, 144A, 4.375%, 5/01/29 ..................... United States 124,000,000 115,000,663
Senior Note, 144A, 7.75%, 10/15/31 ..................... United States 79,000,000 82,792,790
Senior Secured Bond, 144A, 4.3%, 7/15/29 ................ United States 35,000,000 32,856,626
Senior Secured Bond, 144A, 6.95%, 10/15/33 .............. United States 75,000,000 80,121,525
Senior Secured Note, 144A, 3.55%, 7/15/24 ............... United States 25,000,000 24,822,584
Senior Secured Note, 144A, 3.7%, 1/30/27 ................ United States 33,500,000 31,846,236
1,528,893,177
Electrical Equipment 0.1%
e
Regal Rexnord Corp. ,
Senior Bond, 144A, 6.4%, 4/15/33 ....................... United States 60,000,000 62,287,614
Senior Note, 144A, 6.3%, 2/15/30 ....................... United States 25,000,000 25,612,959
87,900,573
Electronic Equipment, Instruments & Components 0.1%
Flex Ltd. , Senior Note , 4.75% , 6/15/25 .....................
United States 50,000,000 49,428,773
Energy Equipment & Services 0.5%
e
Schlumberger Holdings Corp. , Senior Note , 144A, 3.9% , 5/17/28 .. United States 42,500,000 40,984,198
e
USA Compression Partners LP / USA Compression Finance Corp. ,
Senior Note , 144A, 7.125% , 3/15/29 ...................... United States 40,000,000 40,523,633
e
Weatherford International Ltd. , Senior Note , 144A, 8.625% , 4/30/30 United States 245,000,000 255,974,530
337,482,361
Entertainment 0.4%
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 100,000,000 98,515,739
Senior Bond, 4.875%, 4/15/28 .......................... United States 89,300,000 89,202,503
Senior Bond, 5.875%, 11/15/28 ......................... United States 50,000,000 51,995,653
Warnermedia Holdings, Inc. , Senior Note , 4.279% , 3/15/32 ......
United States 60,000,000 53,624,684
293,338,579

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services 0.3%
Fiserv, Inc. ,
Senior Bond, 4.2%, 10/01/28 ........................... United States 52,000,000 $ 50,201,736
Senior Bond, 3.5%, 7/01/29 ............................ United States 40,000,000 37,262,019
Senior Bond, 2.65%, 6/01/30 ........................... United States 38,000,000 33,115,285
Senior Bond, 5.6%, 3/02/33 ............................ United States 30,000,000 30,597,212
e
Woodside Finance Ltd. , Senior Bond , 144A, 4.5% , 3/04/29 ...... Australia 90,000,000 86,850,874
238,027,126
Food Products 0.6%
e
Darling Ingredients, Inc. , Senior Note , 144A, 6% , 6/15/30 ....... United States 30,000,000 29,753,496
e
JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL ,
Senior Bond , 144A, 6.75% , 3/15/34 ...................... United States 50,000,000 52,567,350
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Note, 5.125%, 2/01/28 .......................... United States 30,000,000 29,563,689
Senior Note, 5.75%, 4/01/33 ........................... United States 110,000,000 108,439,309
Pilgrim's Pride Corp. ,
Senior Bond, 6.25%, 7/01/33 ........................... United States 68,000,000 69,573,316
Senior Bond, 6.875%, 5/15/34 .......................... United States 40,000,000 42,678,040
e
Post Holdings, Inc. ,
Senior Bond, 144A, 5.625%, 1/15/28 ..................... United States 59,800,000 58,800,790
Senior Bond, 144A, 4.5%, 9/15/31 ....................... United States 50,000,000 45,025,105
Senior Secured Note, 144A, 6.25%, 2/15/32 ............... United States 35,000,000 35,298,830
471,699,925
Ground Transportation 0.3%
e
Ashtead Capital, Inc. ,
Senior Bond, 144A, 4.375%, 8/15/27 ..................... United Kingdom 34,500,000 33,116,973
Senior Bond, 144A, 5.55%, 5/30/33 ...................... United Kingdom 55,000,000 54,126,014
Senior Bond, 144A, 5.95%, 10/15/33 ..................... United Kingdom 35,000,000 35,411,583
f
Union Pacific Corp. , Senior Bond , 4.5% , 1/20/33 .............. United States 63,000,000 61,427,762
184,082,332
Health Care Equipment & Supplies 0.7%
e
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 .......................................... United States 45,000,000 46,615,950
DENTSPLY SIRONA, Inc. , Senior Bond , 3.25% , 6/01/30 ........
United States 51,249,000 45,445,295
GE HealthCare Technologies, Inc. , WI , Senior Note , 5.905% ,
11/22/32 .......................................... United States 105,000,000 110,303,106
e
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ..................... United States 90,000,000 85,134,015
Senior Secured Note, 144A, 3.875%, 4/01/29 .............. United States 280,000,000 255,041,220
542,539,586
Health Care Providers & Services 7.5%
Centene Corp. ,
Senior Bond, 2.5%, 3/01/31 ............................ United States 35,000,000 28,818,391
Senior Note, 4.25%, 12/15/27 .......................... United States 81,745,000 78,003,480
Senior Note, 4.625%, 12/15/29 ......................... United States 166,100,000 157,810,650
Senior Note, 3.375%, 2/15/30 .......................... United States 47,000,000 41,621,870
e
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 500,000,000 374,816,000
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 600,000,000 433,190,160
Senior Note, 144A, 6.875%, 4/01/28 ..................... United States 565,000,000 396,783,962
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 161,069,000 160,867,825
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 150,000,000 138,219,015
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 362,000,000 355,504,055
Senior Secured Note, 144A, 10.875%, 1/15/32 ............. United States 395,000,000 407,352,045

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
CVS Health Corp. ,
Senior Bond, 4.3%, 3/25/28 ............................ United States 25,000,000 $ 24,404,630
Senior Bond, 1.875%, 2/28/31 .......................... United States 60,000,000 48,922,060
Senior Bond, 5.25%, 2/21/33 ........................... United States 145,000,000 145,098,706
Senior Bond, 4.78%, 3/25/38 ........................... United States 61,925,000 57,214,707
Senior Bond, 5.05%, 3/25/48 ........................... United States 40,000,000 36,351,234
e
DaVita, Inc. ,
Senior Bond, 144A, 3.75%, 2/15/31 ...................... United States 100,000,000 83,812,200
Senior Note, 144A, 4.625%, 6/01/30 ..................... United States 313,500,000 280,878,413
e
Fresenius Medical Care US Finance III, Inc. ,
Senior Bond, 144A, 2.375%, 2/16/31 ..................... Germany 30,000,000 23,660,273
Senior Bond, 144A, 3%, 12/01/31 ....................... Germany 30,941,000 24,785,393
HCA, Inc. ,
Senior Bond, 5.625%, 9/01/28 .......................... United States 115,000,000 116,464,433
Senior Bond, 4.125%, 6/15/29 .......................... United States 38,500,000 36,471,516
Senior Bond, 2.375%, 7/15/31 .......................... United States 28,716,000 23,627,733
Senior Bond, 5.5%, 6/01/33 ............................ United States 80,000,000 80,315,975
Senior Note, 3.625%, 3/15/32 .......................... United States 82,954,000 73,463,075
Humana, Inc. , Senior Bond , 5.875% , 3/01/33 .................
United States 35,000,000 36,131,740
e,f
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ........ Italy 35,000,000 31,934,805
e
MPH Acquisition Holdings LLC ,
Senior Note, 144A, 5.75%, 11/01/28 ..................... United States 140,000,000 110,553,380
Senior Secured Note, 144A, 5.5%, 9/01/28 ................ United States 175,000,000 149,004,117
Quest Diagnostics, Inc. , Senior Bond , 2.95% , 6/30/30 ..........
United States 58,755,000 52,159,553
Tenet Healthcare Corp. ,
Secured Note, 6.25%, 2/01/27 .......................... United States 140,000,000 140,053,662
Senior Bond, 6.875%, 11/15/31 ......................... United States 55,258,000 57,865,680
Senior Note, 6.125%, 10/01/28 ......................... United States 475,000,000 473,694,225
Senior Secured Note, 4.25%, 6/01/29 .................... United States 130,000,000 120,958,448
Senior Secured Note, 4.375%, 1/15/30 ................... United States 32,000,000 29,603,251
Senior Secured Note, 6.125%, 6/15/30 ................... United States 396,000,000 395,586,576
e
Senior Secured Note, 144A, 6.75%, 5/15/31 ............... United States 159,775,000 162,887,417
UnitedHealth Group, Inc. , Senior Bond , 5.35% , 2/15/33 .........
United States 125,000,000 128,641,882
5,517,532,537
Health Care Technology 0.1%
e,i
Multiplan Corp. , Senior Note , 144A, PIK, 6% , 10/15/27 ......... United States 100,000,000 70,997,680
Hotels, Restaurants & Leisure 2.8%
e
Caesars Entertainment, Inc. ,
Senior Note, 144A, 8.125%, 7/01/27 ..................... United States 99,750,000 102,225,396
f
Senior Note, 144A, 4.625%, 10/15/29 .................... United States 115,000,000 104,957,154
Senior Secured Note, 144A, 6.25%, 7/01/25 ............... United States 194,759,000 194,966,613
Senior Secured Note, 144A, 7%, 2/15/30 .................. United States 52,000,000 53,409,720
Senior Secured Note, 144A, 6.5%, 2/15/32 ................ United States 45,000,000 45,424,395
e
Carnival Corp. ,
Senior Note, 144A, 7.625%, 3/01/26 ..................... United States 150,000,000 151,865,850
Senior Note, 144A, 5.75%, 3/01/27 ...................... United States 215,000,000 212,927,507
Senior Note, 144A, 10.5%, 6/01/30 ...................... United States 65,000,000 71,142,565
e
Everi Holdings, Inc. , Senior Note , 144A, 5% , 7/15/29 ........... United States 15,000,000 14,871,158
Expedia Group, Inc. ,
Senior Bond, 3.8%, 2/15/28 ............................ United States 57,000,000 54,242,138
Senior Note, 5%, 2/15/26 ............................. United States 30,000,000 29,839,535
Senior Note, 3.25%, 2/15/30 ........................... United States 60,000,000 54,028,871
e
Senior Note, 144A, 6.25%, 5/01/25 ...................... United States 54,596,000 54,844,562
e
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note, 144A, 6.75%, 1/15/30 ...................... United States 75,000,000 67,404,915

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
e
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.,
(continued)
Senior Secured Note, 144A, 4.625%, 1/15/29 .............. United States 155,000,000 $ 142,282,405
e
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 6.125% ,
4/01/32 ........................................... United States 40,000,000 40,195,764
Marriott International, Inc. ,
Senior Note, 5%, 10/15/27 ............................ United States 25,000,000 24,933,516
Senior Note, 4.9%, 4/15/29 ............................ United States 20,000,000 19,850,139
McDonald's Corp. , Senior Bond , 4.6% , 9/09/32 ...............
United States 40,000,000 39,380,771
e
Penn Entertainment, Inc. , Senior Note , 144A, 4.125% , 7/01/29 ... United States 40,000,000 34,427,018
e
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. ,
Senior Bond, 144A, 5.5%, 3/01/25 ....................... United States 367,152,000 366,290,184
Senior Bond, 144A, 5.25%, 5/15/27 ...................... United States 150,000,000 147,007,980
e
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ........................... United States 30,000,000 31,065,630
2,057,583,786
Household Durables 0.2%
KB Home , Senior Note , 7.25% , 7/15/30 .....................
United States 20,000,000 20,721,980
Lennar Corp. , Senior Note , 4.5% , 4/30/24 ...................
United States 44,675,000 44,624,919
Shea Homes LP / Shea Homes Funding Corp. ,
Senior Note, 4.75%, 2/15/28 ........................... United States 34,630,000 32,971,278
Senior Note, 4.75%, 4/01/29 ........................... United States 49,895,000 47,073,044
145,391,221
Household Products 0.1%
e
Energizer Holdings, Inc. ,
Senior Note, 144A, 6.5%, 12/31/27 ...................... United States 20,000,000 19,909,156
Senior Note, 144A, 4.75%, 6/15/28 ...................... United States 24,000,000 22,251,446
42,160,602
Independent Power and Renewable Electricity Producers 0.4%
e
Calpine Corp. ,
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 142,000,000 136,403,567
Senior Secured Note, 144A, 4.5%, 2/15/28 ................ United States 100,000,000 94,925,300
e,g
Vistra Corp. , Junior Sub. Bond , 144A, 7% to 12/14/26, FRN
thereafter , Perpetual ................................. United States 90,000,000 89,202,663
320,531,530
Insurance 0.2%
e
Five Corners Funding Trust III , Senior Note , 144A, 5.791% , 2/15/33 United States 30,000,000 30,957,353
e
Northwestern Mutual Global Funding , Secured Note , 144A, 4.35% ,
9/15/27 ........................................... United States 40,000,000 39,177,603
Prudential Financial, Inc. , Junior Sub. Bond , 5.7% to 9/14/28, FRN
thereafter , 9/15/48 ................................... United States 65,000,000 64,387,551
134,522,507
Interactive Media & Services 0.1%
Meta Platforms, Inc. , Senior Note , 3.85% , 8/15/32 .............
United States 55,000,000 51,565,000
e
ZipRecruiter, Inc. , Senior Note , 144A, 5% , 1/15/30 ............. United States 30,000,000 26,449,797
78,014,797
IT Services 0.1%
Twilio, Inc. ,
Senior Bond, 3.875%, 3/15/31 .......................... United States 40,000,000 34,955,992

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
IT Services (continued)
Twilio, Inc., (continued)
Senior Note, 3.625%, 3/15/29 .......................... United States 45,000,000 $ 40,516,794
75,472,786
Machinery 0.1%
Parker-Hannifin Corp. , Senior Bond , 3.25% , 6/14/29 ...........
United States 33,000,000 30,585,740
e
TK Elevator US Newco, Inc. , Senior Secured Note , 144A, 5.25% ,
7/15/27 ........................................... Germany 35,000,000 33,852,865
64,438,605
Media 0.8%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Note , 4.908% , 7/23/25 ..... United States 150,000,000 148,215,073
e
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 179,000,000 156,913,190
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 90,000,000 84,904,227
e
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ....... United States 55,000,000 49,991,260
e
Univision Communications, Inc. ,
Senior Secured Note, 144A, 6.625%, 6/01/27 .............. United States 60,000,000 58,735,194
Senior Secured Note, 144A, 8%, 8/15/28 .................. United States 30,000,000 30,582,630
Senior Secured Note, 144A, 7.375%, 6/30/30 .............. United States 20,000,000 19,793,326
549,134,900
Metals & Mining 1.1%
e
Alcoa Nederland Holding BV ,
Senior Note, 144A, 5.5%, 12/15/27 ...................... United States 104,742,000 103,824,991
Senior Note, 144A, 4.125%, 3/31/29 ..................... United States 101,547,000 93,327,086
ArcelorMittal SA ,
Senior Bond, 6.8%, 11/29/32 ........................... Luxembourg 55,000,000 58,866,403
Senior Note, 6.55%, 11/29/27 .......................... Luxembourg 25,000,000 25,956,109
e
Cleveland-Cliffs, Inc. ,
Senior Bond, 144A, 4.875%, 3/01/31 ..................... United States 25,000,000 22,759,530
Senior Secured Note, 144A, 6.75%, 3/15/26 ............... United States 50,000,000 50,870,850
e
First Quantum Minerals Ltd. , Senior Note , 144A, 8.625% , 6/01/31 . Zambia 8,000,000 7,786,644
e
FMG Resources August 2006 Pty. Ltd. ,
Senior Bond, 144A, 4.375%, 4/01/31 ..................... Australia 150,000,000 134,163,885
Senior Bond, 144A, 6.125%, 4/15/32 ..................... Australia 22,500,000 22,271,496
Senior Note, 144A, 4.5%, 9/15/27 ....................... Australia 16,000,000 15,383,037
Senior Note, 144A, 5.875%, 4/15/30 ..................... Australia 50,000,000 49,239,010
Freeport-McMoRan, Inc. ,
Senior Bond, 5.25%, 9/01/29 ........................... United States 61,402,000 61,483,603
Senior Bond, 5.4%, 11/14/34 ........................... United States 35,000,000 34,604,392
e
Glencore Funding LLC , Senior Bond , 144A, 2.5% , 9/01/30 ...... Australia 100,000,000 84,962,140
e
Mineral Resources Ltd. ,
Senior Note, 144A, 8%, 11/01/27 ........................ Australia 20,000,000 20,428,738
f
Senior Note, 144A, 8.5%, 5/01/30 ....................... Australia 35,000,000 36,088,395
822,016,309
Multi-Utilities 0.2%
Dominion Energy, Inc. ,
A, Senior Note, 4.35%, 8/15/32 ......................... United States 30,000,000 28,359,114
C, Senior Note, 3.375%, 4/01/30 ........................ United States 30,000,000 27,280,897
NiSource, Inc. , Senior Bond , 3.6% , 5/01/30 ..................
United States 33,750,000 31,106,757
Sempra , Senior Bond , 5.5% , 8/01/33 .......................
United States 35,000,000 35,117,213
Southern Co. Gas Capital Corp. , Senior Bond , 5.15% , 9/15/32 ...
United States 40,000,000 40,194,953
162,058,934

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels 2.6%
BP Capital Markets America, Inc. ,
Senior Bond, 4.234%, 11/06/28 ......................... United States 28,705,000 $ 28,108,156
Senior Bond, 3.633%, 4/06/30 .......................... United States 46,500,000 43,828,045
Senior Bond, 2.721%, 1/12/32 .......................... United States 25,000,000 21,549,725
e
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 144A, 11%, 4/15/25 ........................ United States 255,000,000 254,847,974
Senior Note, 144A, 8.125%, 1/15/27 ..................... United States 95,000,000 92,711,478
Senior Note, 144A, 9.75%, 7/15/28 ...................... United States 69,000,000 68,567,239
Senior Secured Note, 144A, 9.25%, 7/15/29 ............... United States 140,000,000 144,249,462
Cheniere Corpus Christi Holdings LLC ,
Senior Secured Note, 5.125%, 6/30/27 ................... United States 87,973,000 87,792,212
Senior Secured Note, 3.7%, 11/15/29 .................... United States 107,245,000 99,808,341
Cheniere Energy Partners LP , Senior Note , 5.95% , 6/30/33 ......
United States 30,000,000 30,696,090
e
Cheniere Energy, Inc. , Senior Bond , 144A, 5.65% , 4/15/34 ...... United States 40,000,000 40,310,631
Chevron Corp. , Senior Bond , 2.236% , 5/11/30 ................
United States 30,000,000 26,256,175
e
CITGO Petroleum Corp. ,
Senior Secured Note, 144A, 7%, 6/15/25 .................. United States 33,224,000 33,203,338
Senior Secured Note, 144A, 6.375%, 6/15/26 .............. United States 30,000,000 30,110,640
e
Civitas Resources, Inc. , Senior Note , 144A, 8.75% , 7/01/31 ...... United States 25,000,000 26,782,750
Energy Transfer LP ,
Senior Bond, 5.75%, 2/15/33 ........................... United States 30,000,000 30,496,970
Senior Bond, 6.55%, 12/01/33 .......................... United States 25,000,000 26,852,938
e
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A, 6% ,
4/15/30 ........................................... United States 25,000,000 24,500,953
Kinder Morgan, Inc. ,
Senior Bond, 5.2%, 6/01/33 ............................ United States 87,000,000 85,725,132
Senior Bond, 5.4%, 2/01/34 ............................ United States 50,000,000 49,818,210
Senior Note, 5%, 2/01/29 ............................. United States 40,000,000 39,860,273
e
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ........ United States 10,000,000 9,790,562
e
Matador Resources Co. , Senior Note , 144A, 6.5% , 4/15/32 ...... United States 35,000,000 35,086,198
Occidental Petroleum Corp. ,
Senior Bond, 6.625%, 9/01/30 .......................... United States 80,000,000 84,844,800
Senior Bond, 6.125%, 1/01/31 .......................... United States 52,000,000 53,901,640
Senior Note, 5.5%, 12/01/25 ........................... United States 30,000,000 30,001,689
Senior Note, 6.375%, 9/01/28 .......................... United States 60,000,000 62,359,381
e
Tennessee Gas Pipeline Co. LLC , Senior Bond , 144A, 2.9% , 3/01/30 United States 40,050,000 35,093,070
e
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.125% ,
6/01/28 ........................................... United States 60,000,000 61,248,660
Williams Cos., Inc. (The) ,
Senior Bond, 3.5%, 11/15/30 ........................... United States 130,000,000 118,237,356
Senior Bond, 2.6%, 3/15/31 ............................ United States 61,000,000 52,007,599
Senior Bond, 4.65%, 8/15/32 ........................... United States 45,000,000 43,391,574
Senior Bond, 5.65%, 3/15/33 ........................... United States 55,000,000 56,451,582
1,928,490,843
Passenger Airlines 1.6%
e
American Airlines Group, Inc. , Senior Note , 144A, 3.75% , 3/01/25 . United States 64,000,000 62,277,645
e
American Airlines, Inc. , Senior Secured Note , 144A, 8.5% , 5/15/29 United States 75,000,000 79,281,150
e
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 193,500,000 192,303,164
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 152,850,000 150,366,234
e
Delta Air Lines, Inc. / SkyMiles IP Ltd. ,
Senior Secured Note, 144A, 4.5%, 10/20/25 ............... United States 54,618,854 54,074,105
Senior Secured Note, 144A, 4.75%, 10/20/28 .............. United States 341,718,000 334,333,235
e
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 127,075,000 127,876,335

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines (continued)
e
United Airlines, Inc. ,
Senior Secured Note, 144A, 4.375%, 4/15/26 .............. United States 69,462,000 $ 67,198,463
Senior Secured Note, 144A, 4.625%, 4/15/29 .............. United States 136,643,000 127,230,360
1,194,940,691
Personal Care Products 0.2%
e
BellRing Brands, Inc. , Senior Note , 144A, 7% , 3/15/30 ......... United States 30,000,000 30,936,960
Haleon US Capital LLC ,
Senior Note, 3.375%, 3/24/29 .......................... United States 30,000,000 27,914,789
Senior Note, 3.625%, 3/24/32 .......................... United States 65,043,000 58,655,195
117,506,944
Pharmaceuticals 2.3%
e
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 ...... Canada 467,060,000 458,226,840
e
Bausch Health Cos., Inc. ,
Secured Note, 144A, 14%, 10/15/30 ..................... United States 164,340,000 95,364,887
Senior Secured Note, 144A, 6.125%, 2/01/27 .............. United States 165,000,000 102,967,425
Senior Secured Note, 144A, 11%, 9/30/28 ................. United States 710,000,000 475,700,000
Bristol-Myers Squibb Co. , Senior Note , 3.9% , 2/20/28 ..........
United States 20,000,000 19,429,558
e,j
Endo Dac / Endo Finance LLC / Endo Finco, Inc. , Senior Secured
Note , 144A, 5.875% , 10/15/24 .......................... United States 47,500,000 31,112,500
e,f,j
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 66,355,000 43,196,773
e,j
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 8.5% , 4/01/27 United States 193,401,000 127,859,204
Royalty Pharma plc ,
Senior Bond, 2.15%, 9/02/31 ........................... United States 35,000,000 28,225,873
Senior Note, 2.2%, 9/02/30 ............................ United States 35,000,000 29,096,461
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 7.125%, 1/31/25 .......................... Israel 27,220,000 27,393,391
Senior Note, 6.75%, 3/01/28 ........................... Israel 26,000,000 26,653,094
Senior Note, 7.875%, 9/15/29 .......................... Israel 25,000,000 26,866,475
Senior Note, 8.125%, 9/15/31 .......................... Israel 30,000,000 32,941,470
Utah Acquisition Sub, Inc. , Senior Note , 3.95% , 6/15/26 .........
United States 115,500,000 111,620,196
Viatris, Inc. , Senior Note , 2.7% , 6/22/30 .....................
United States 40,000,000 33,933,916
1,670,588,063
Semiconductors & Semiconductor Equipment 1.0%
Broadcom, Inc. ,
Senior Bond, 4.15%, 11/15/30 .......................... United States 20,000,000 18,921,134
Senior Bond, 4.3%, 11/15/32 ........................... United States 140,000,000 131,595,880
e
Senior Bond, 144A, 2.45%, 2/15/31 ...................... United States 80,000,000 67,476,073
e
Senior Bond, 144A, 4.15%, 4/15/32 ...................... United States 35,000,000 32,483,238
e
Senior Bond, 144A, 3.469%, 4/15/34 ..................... United States 66,000,000 56,579,182
e
Senior Note, 144A, 4%, 4/15/29 ........................ United States 48,307,000 46,036,532
e
Entegris, Inc. , Senior Secured Note , 144A, 4.75% , 4/15/29 ...... United States 60,000,000 57,567,654
Intel Corp. ,
Senior Bond, 5.2%, 2/10/33 ............................ United States 25,000,000 25,357,516
Senior Note, 5.125%, 2/10/30 .......................... United States 30,000,000 30,471,262
Micron Technology, Inc. ,
Senior Bond, 5.327%, 2/06/29 .......................... United States 25,000,000 25,236,502
Senior Bond, 4.663%, 2/15/30 .......................... United States 34,000,000 33,226,114
Senior Bond, 5.875%, 2/09/33 .......................... United States 40,000,000 41,409,143
Senior Note, 6.75%, 11/01/29 .......................... United States 55,000,000 59,059,479
NXP BV / NXP Funding LLC , Senior Note , 5.55% , 12/01/28 ......
China 20,000,000 20,321,832
NXP BV / NXP Funding LLC / NXP USA, Inc. , Senior Note , 3.4% ,
5/01/30 ........................................... China 31,200,000 28,332,263

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment (continued)
e
Qorvo, Inc. , Senior Bond , 144A, 3.375% , 4/01/31 ............. United States 30,800,000 $ 26,516,145
700,589,949
Software 0.9%
e
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 ............ United States 55,000,000 50,497,782
Oracle Corp. ,
Senior Bond, 2.65%, 7/15/26 ........................... United States 100,000,000 94,660,758
Senior Bond, 3.25%, 11/15/27 .......................... United States 40,000,000 37,662,362
Senior Bond, 2.95%, 4/01/30 ........................... United States 44,000,000 39,170,128
Senior Bond, 3.25%, 5/15/30 ........................... United States 10,000,000 9,074,092
Senior Bond, 2.875%, 3/25/31 .......................... United States 101,000,000 87,866,682
Senior Bond, 6.25%, 11/09/32 .......................... United States 95,000,000 101,689,276
Senior Note, 6.15%, 11/09/29 .......................... United States 20,000,000 21,088,430
Roper Technologies, Inc. ,
Senior Bond, 2%, 6/30/30 ............................. United States 30,303,000 25,336,552
Senior Bond, 1.75%, 2/15/31 ........................... United States 20,000,000 16,110,574
Workday, Inc. , Senior Bond , 3.8% , 4/01/32 ..................
United States 190,000,000 173,106,156
656,262,792
Specialized REITs 0.6%
American Tower Corp. ,
Senior Bond, 3.55%, 7/15/27 ........................... United States 40,000,000 38,071,360
Senior Bond, 2.9%, 1/15/30 ............................ United States 30,000,000 26,395,429
Senior Bond, 5.65%, 3/15/33 ........................... United States 105,000,000 106,687,435
Senior Note, 5.5%, 3/15/28 ............................ United States 20,000,000 20,178,406
Senior Note, 4.05%, 3/15/32 ........................... United States 30,000,000 27,471,179
Crown Castle, Inc. ,
Senior Bond, 3.3%, 7/01/30 ............................ United States 74,583,000 66,334,547
Senior Bond, 5.1%, 5/01/33 ............................ United States 60,000,000 58,545,993
e
Iron Mountain, Inc. , Senior Note , 144A, 4.875% , 9/15/27 ........ United States 65,000,000 62,896,996
Weyerhaeuser Co. , Senior Bond , 3.375% , 3/09/33 ............
United States 42,300,000 36,970,082
443,551,427
Specialty Retail 0.8%
AutoNation, Inc. ,
Senior Bond, 4.75%, 6/01/30 ........................... United States 40,959,000 39,360,735
Senior Bond, 2.4%, 8/01/31 ............................ United States 44,451,000 35,839,553
Senior Bond, 3.85%, 3/01/32 ........................... United States 32,953,000 29,312,919
Senior Note, 1.95%, 8/01/28 ........................... United States 34,000,000 29,480,927
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .......
United States 40,000,000 40,933,360
Home Depot, Inc. (The) ,
Senior Bond, 1.375%, 3/15/31 .......................... United States 40,000,000 31,999,980
Senior Bond, 5.875%, 12/16/36 ......................... United States 20,000,000 21,491,779
Senior Note, 4.5%, 9/15/32 ............................ United States 40,000,000 39,303,725
Lowe's Cos., Inc. ,
Senior Bond, 3.65%, 4/05/29 ........................... United States 20,000,000 18,974,851
Senior Bond, 4.5%, 4/15/30 ............................ United States 25,000,000 24,457,672
Senior Bond, 2.625%, 4/01/31 .......................... United States 40,000,000 34,435,959
Senior Bond, 3.75%, 4/01/32 ........................... United States 88,000,000 80,866,739
Senior Bond, 5%, 4/15/33 ............................. United States 115,000,000 114,610,302
f
Senior Bond, 5.15%, 7/01/33 ........................... United States 35,000,000 35,290,759
TJX Cos., Inc. (The) , Senior Bond , 1.6% , 5/15/31 .............
United States 30,000,000 24,340,760
600,700,020
Technology Hardware, Storage & Peripherals 0.5%
f
Apple, Inc. , Senior Bond , 4.3% , 5/10/33 ..................... United States 50,000,000 49,804,173

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Technology Hardware, Storage & Peripherals (continued)
Dell International LLC / EMC Corp. ,
f
Senior Bond, 5.75%, 2/01/33 ........................... United States 40,000,000 $ 41,422,617
Senior Note, 5.3%, 10/01/29 ........................... United States 55,000,000 55,692,516
HP, Inc. ,
Senior Bond, 5.5%, 1/15/33 ............................ United States 70,000,000 70,811,448
Senior Note, 4%, 4/15/29 ............................. United States 150,000,000 143,388,538
361,119,292
Textiles, Apparel & Luxury Goods 0.1%
e,f
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 ............ United States 24,200,000 24,883,529
Tapestry, Inc. , Senior Bond , 7.85% , 11/27/33 .................
United States 30,000,000 32,585,068
57,468,597
Tobacco 0.8%
BAT Capital Corp. ,
Senior Bond, 2.726%, 3/25/31 .......................... United Kingdom 25,000,000 21,035,890
Senior Bond, 6.421%, 8/02/33 .......................... United Kingdom 53,500,000 56,002,948
Senior Bond, 6%, 2/20/34 ............................. United Kingdom 40,000,000 40,527,843
Senior Note, 3.557%, 8/15/27 .......................... United Kingdom 296,500,000 280,862,364
Senior Note, 2.259%, 3/25/28 .......................... United Kingdom 37,812,000 33,680,282
Philip Morris International, Inc. ,
Senior Bond, 5.75%, 11/17/32 .......................... United States 41,000,000 42,355,590
Senior Bond, 5.375%, 2/15/33 .......................... United States 70,000,000 70,605,041
Senior Bond, 5.625%, 9/07/33 .......................... United States 25,000,000 25,581,138
570,651,096
Trading Companies & Distributors 0.4%
United Rentals North America, Inc. ,
Senior Bond, 4.875%, 1/15/28 .......................... United States 160,000,000 155,832,064
Senior Bond, 3.875%, 2/15/31 .......................... United States 50,000,000 44,849,230
Senior Bond, 3.75%, 1/15/32 ........................... United States 31,000,000 27,094,639
e
Senior Secured Note, 144A, 6%, 12/15/29 ................. United States 65,000,000 65,502,190
e
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ... United States 25,000,000 25,036,081
318,314,204
Water Utilities 0.1%
American Water Capital Corp. , Senior Bond , 4.45% , 6/01/32 .....
United States 40,336,000 38,910,342
Wireless Telecommunication Services 0.6%
Sprint LLC ,
Senior Note, 7.125%, 6/15/24 .......................... United States 190,650,000 191,095,740
Senior Note, 7.625%, 3/01/26 .......................... United States 86,300,000 89,216,854
e
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC , Senior Secured Bond , 144A, 5.152% ,
3/20/28 ........................................... United States 72,000,000 71,850,024
T-Mobile USA, Inc. ,
Senior Bond, 5.2%, 1/15/33 ............................ United States 45,000,000 45,069,157
Senior Note, 3.375%, 4/15/29 .......................... United States 68,000,000 62,943,221
460,174,996
Total Corporate Bonds (Cost $35,532,159,006) ..................................
35,078,402,841

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
k
Senior Floating Rate Interests 0.4%
Chemicals 0.0%
†
l
SCIH Salt Holdings, Inc. , First Lien, Incremental CME Term Loan,
B1 , 9.441% , ( 1-month SOFR + 4% ), 3/16/27 ............... United States 19,813,527 $ 19,872,076
Software 0.4%
l
TIBCO Software, Inc. , First Lien, CME Term Loan, A , 9.909% ,
( 3-month SOFR + 4.5% ), 9/29/28 ........................ United States 247,195,921 246,526,020
Total Senior Floating Rate Interests (Cost $240,268,322) .........................
266,398,096
U.S. Government and Agency Securities 11.5%
U.S. Treasury Bonds ,
3.375%, 8/15/42 ..................................... United States 600,000,000 518,449,218
3.875%, 5/15/43 ..................................... United States 250,000,000 230,810,547
4.125%, 8/15/53 ..................................... United States 1,500,000,000 1,442,109,375
U.S. Treasury Notes ,
4.25%, 10/15/25 ..................................... United States 500,000,000 495,957,030
4.125%, 10/31/27 .................................... United States 1,250,000,000 1,240,332,025
4%, 10/31/29 ....................................... United States 1,000,000,000 988,398,440
2.75%, 8/15/32 ..................................... United States 2,250,000,000 2,018,408,198
3.875%, 8/15/33 ..................................... United States 1,500,000,000 1,460,507,820
Total U.S. Government and Agency Securities (Cost $8,483,228,390) ..............
8,394,972,653
Asset-Backed Securities 0.1%
Passenger Airlines 0.1%
United Airlines Pass-Through Trust ,
2020-1, A, 5.875%, 10/15/27 ........................... United States 59,897,083 59,760,542
2023-1, A, 5.8%, 1/15/36 .............................. United States 50,000,000 51,032,360
110,792,902
a a a a a a
Total Asset-Backed Securities (Cost $109,702,418) ..............................
110,792,902
Mortgage-Backed Securities 0.4%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.1%
FHLMC Pool, 30 Year, 5.5%, 6/01/53 ....................... United States 84,018,110 83,627,484
Federal National Mortgage Association (FNMA) Fixed Rate 0.2%
FNMA, 30 Year, 4%, 8/01/49 ............................. United States 24,536,587 23,191,699
FNMA, 30 Year, 5.5%, 7/01/53 ........................... United States 83,971,293 83,580,724
106,772,423
Government National Mortgage Association (GNMA) Fixed Rate 0.1%
GNMA II, Single-family, 30 Year, 5.5%, 5/20/53 ............... United States 83,630,663 83,608,330
Total Mortgage-Backed Securities (Cost $266,564,624) ...........................
274,008,237
Total Long Term Investments (Cost $70,200,204,071) ............................
71,739,532,302
a
Short Term Investments 1.0%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.9%
c,m
Institutional Fiduciary Trust - Money Market Portfolio, 4.997% .... United States 666,943,687 666,943,687
Total Money Market Funds (Cost $666,943,687) .................................
666,943,687

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
n
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Money Market Funds 0.1%
c,m
Institutional Fiduciary Trust - Money Market Portfolio, 4.997% .... United States 91,213,000 $ 91,213,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $91,213,000) ...........................................................
91,213,000
Total Short Term Investments (Cost $758,156,687 ) ...............................
758,156,687
a
Total Investments (Cost $70,958,360,758) 99.2% ................................
$72,497,688,989
Options Written (0.1)% .......................................................
(75,211,500)
Other Assets, less Liabilities 0.9% .............................................
657,817,081
Net Assets 100.0% ...........................................................
$73,080,294,570
a a a
Number of
Contracts
Notional
Amount
#
o
Options Written (0.1)%
Calls - Exchange-Traded
Equity Options
Bank of America Corp., April Strike Price $35.00, Expires 4/19/24 . 20,000 75,840,000 (6,400,000)
Barrick Gold Corp., May Strike Price $17.00, Expires 5/17/24 .... 20,000 33,280,000 (1,360,000)
Chevron Corp., April Strike Price $165.00, Expires 4/19/24 ...... 10,000 157,740,000 (410,000)
Chevron Corp., June Strike Price $165.00, Expires 6/21/24 ...... 10,000 157,740,000 (3,000,000)
CVS Health Corp., May Strike Price $80.00, Expires 5/17/24 ..... 10,000 79,760,000 (2,610,000)
Dominion Energy, Inc., April Strike Price $52.50 , Expires 4/19/24 .. 15,000 73,785,000 (150,000)
Duke Energy Corp., April Strike Price $105.00, Expires 4/19/24 ... 5,000 48,355,000 —
Exxon Mobil Corp., May Strike Price $115.00, Expires 5/17/24 .... 10,000 116,240,000 (4,350,000)
Fifth Third Bancorp, April Strike Price $35.00, Expires 4/19/24 .... 10,000 37,210,000 (2,670,000)
Fifth Third Bancorp, April Strike Price $38.00, Expires 4/19/24 .... 10,000 37,210,000 (750,000)
Intel Corp., April Strike Price $55.00 , Expires 4/19/24 ........... 10,000 44,170,000 (40,000)
Johnson & Johnson, May Strike Price $170.00, Expires 5/17/24 ... 10,000 158,190,000 (490,000)
Lockheed Martin Corp., April Strike Price $450.00, Expires 4/19/24 2,500 113,717,500 (2,542,500)
LyondellBasell Industries NV, June Strike Price $105.00, Expires
6/21/24 ........................................... 5,000 51,140,000 (1,325,000)
Morgan Stanley, May Strike Price $92.50, Expires 5/17/24 ....... 10,000 94,160,000 (4,300,000)
NextEra Energy, Inc., May Strike Price $60.00, Expires 5/17/24 ... 10,000 63,910,000 (5,300,000)
NextEra Energy, Inc., June Strike Price $65.00, Expires 6/21/24 .. 10,000 63,910,000 (2,710,000)
Rio Tinto plc, April Strike Price $80.00 , Expires 4/19/24 ......... 10,000 63,740,000 —
Target Corp., April Strike Price $160.00, Expires 4/19/24 ........ 10,000 177,210,000 (17,800,000)
UnitedHealth Group, Inc., May Strike Price $530.00, Expires 5/17/24 1,500 74,205,000 (720,000)
(56,927,500)
Puts - Exchange-Traded
Equity Options
Abbott Laboratories, Inc., April Strike Price $105.00, Expires 4/19/24 10,000 113,660,000 (330,000)
Albemarle Corp., April Strike Price $110.00, Expires 4/19/24 ..... 5,000 65,870,000 (190,000)
Alphabet, Inc., May Strike Price $125.00, Expires 5/17/24 ....... 5,000 75,465,000 (275,000)
Alphabet, Inc., April Strike Price $135.00, Expires 4/19/24 ....... 10,000 150,930,000 (180,000)
Amgen, Inc., April Strike Price $265.00, Expires 4/19/24 ........ 10,000 284,320,000 (590,000)
Analog Devices, Inc., April Strike Price $175.00, Expires 4/19/24 .. 5,000 98,895,000 (85,000)
Apple, Inc., June Strike Price $160.00, Expires 6/21/24 ......... 10,000 171,480,000 (2,940,000)
Boeing Co. (The), May Strike Price $160.00, Expires 5/17/24 ..... 10,000 192,990,000 (940,000)
Boeing Co. (The), May Strike Price $165.00, Expires 5/17/24 ..... 10,000 192,990,000 (1,380,000)

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
a a
Number of
Contracts
Notional
Amount
#
a
Value
a a a a a a
o
Options Written
(continued)
Puts - Exchange-Traded (continued)
Equity Options (continued)
Broadcom, Inc., March Strike Price $1,250.00, Expires 3/28/24 ... 500 66,270,500 $ (1,500)
Broadcom, Inc., April Strike Price $1,250.00, Expires 4/19/24 ..... 2,000 265,082,000 (2,280,000)
Charles Schwab Corp. (The), April Strike Price $55.00, Expires
4/19/24 ........................................... 10,000 72,340,000 (40,000)
Chevron Corp., June Strike Price $135.00, Expires 6/21/24 ...... 10,000 157,740,000 (530,000)
CVS Health Corp., May Strike Price $70.00, Expires 5/17/24 ..... 10,000 79,760,000 (350,000)
Exxon Mobil Corp., April Strike Price $95.00, Expires 4/19/24 .... 10,000 116,240,000 (20,000)
Exxon Mobil Corp., May Strike Price $100.00, Expires 5/17/24 .... 10,000 116,240,000 (210,000)
Goldman Sachs Group, Inc. (The), May Strike Price $350.00, Expires
5/17/24 ........................................... 5,000 208,845,000 (340,000)
Home Depot, Inc. (The), April Strike Price $330.00, Expires 4/19/24 5,000 191,800,000 (60,000)
Home Depot, Inc. (The), April Strike Price $340.00, Expires 4/19/24 5,000 191,800,000 (125,000)
Honeywell International, Inc., April Strike Price $180.00, Expires
4/19/24 ........................................... 10,000 205,250,000 (300,000)
Intel Corp., April Strike Price $37.00, Expires 4/19/24 ........... 10,000 44,170,000 (50,000)
Intel Corp., April Strike Price $42.00 , Expires 4/19/24 ........... 10,000 44,170,000 (550,000)
International Business Machines Corp., April Strike Price $175.00,
Expires 4/19/24 ..................................... 10,000 190,960,000 (210,000)
Johnson & Johnson, April Strike Price $155.00, Expires 4/19/24 .. 10,000 158,190,000 (1,050,000)
JPMorgan Chase & Co., April Strike Price $155.00, Expires 4/19/24 10,000 200,300,000 (70,000)
Medtronic plc, April Strike Price $80.00, Expires 4/19/24 ........ 5,000 43,575,000 (30,000)
Microchip Technology, Inc., April Strike Price $75.00, Expires 4/19/24 10,000 89,710,000 (50,000)
Microsoft Corp., April Strike Price $350.00, Expires 4/19/24 ...... 10,000 420,720,000 (160,000)
NVIDIA Corp., May Strike Price $700.00 , Expires 5/17/24 ....... 1,500 135,534,000 (562,500)
PepsiCo, Inc., April Strike Price $160.00, Expires 4/19/24 ....... 10,000 175,010,000 (50,000)
PNC Financial Services Group, Inc. (The), April Strike Price $135.00,
Expires 4/19/24 ..................................... 10,000 161,600,000 (160,000)
Starbucks Corp., May Strike Price $90.00, Expires 5/17/24 ...... 10,000 91,390,000 (2,570,000)
Texas Instruments, Inc., April Strike Price $150.00, Expires 4/19/24 10,000 174,210,000 (60,000)
UnitedHealth Group, Inc., May Strike Price $470.00, Expires 5/17/24 2,500 123,675,000 (1,545,000)
(18,284,000)
Total Options Written (Premiums received $83,279,635) ..........................
$ (75,211,500)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is held in connection with written option contracts open at period end.
b
Non-income producing.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
See Note 1(e) regarding equity-linked securities.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2024, the aggregate value of these securities was $29,138,540,709, representing 39.9% of net assets.
f
A portion or all of the security is on loan at March 31, 2024. See Note 1(f).
g
Perpetual security with no stated maturity date.
h
The coupon rate shown represents the rate at period end.

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At March 31, 2024, the Fund had the following futures contracts outstanding. See Note 1 ( d ).
See Note 8 regarding other derivative information.
i
Income may be received in additional securities and/or cash.
j
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
k
See Note 1(g) regarding senior floating rate interests.
l
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
m
The rate shown is the annualized seven-day effective yield at period end.
n
See Note 1(f) regarding securities on loan.
o
See Note 1(d) regarding written options.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 33,000 $ 3,656,296,875 6/18/24 $ 16,036,350
U.S. Treasury Ultra Bonds ...................... Long 5,250 677,250,000 6/18/24 13,525,334
Total Futures Contracts ...................................................................... $29,561,684
*
As of period end.
See Abbreviations on page 121 .

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

1
a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended September 30,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $4.86 $5.03 $5.89 $6.09 $6.07 $5.86
Income from investment operations
a
:
Net investment income
b
............. 0.07 0.12 0.08 0.05 0.10 0.14
Net realized and unrealized gains (losses) 0.19 (0.14) (0.81) (0.12) 0.08 0.25
Total from investment operations ........ 0.26 (0.02) (0.73) (0.07) 0.18 0.39
Less distributions from:
Net investment income .............. (0.08) (0.15) (0.13) (0.13) (0.16) (0.18)
Net asset value, end of period .......... $5.04 $4.86 $5.03 $5.89 $6.09 $6.07
Total return
c
....................... 5.32% (0.49)% (12.50)% (1.15)% 3.01% 6.70%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.87% 0.81% 0.87% 0.87% 0.89% 0.89%
Expenses net of waiver and payments by
affiliates .......................... 0.86% 0.80% 0.86%
e
0.87%
e,f
0.88%
e
0.88%
e
Net investment income ............... 2.69% 2.45% 1.44% 0.79% 1.58% 2.36%
Supplemental data
Net assets, end of period (000’s) ........ $610,389 $607,527 $687,607 $1,020,574 $1,097,545 $336,646
Portfolio turnover rate ................ 17.23% 2.81% 53.63% 89.16% 65.54% 41.34%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended September 30,
2023 2022 2021 2020 2019
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $4.86 $5.03 $5.90 $6.09 $6.07 $5.85
Income from investment operations
a
:
Net investment income
b
............. 0.07 0.13 0.09 0.05 0.10 0.15
Net realized and unrealized gains (losses) 0.19 (0.14) (0.82) (0.10) 0.09 0.25
Total from investment operations ........ 0.26 (0.01) (0.73) (0.05) 0.19 0.40
Less distributions from:
Net investment income .............. (0.08) (0.16) (0.14) (0.14) (0.17) (0.18)
Net asset value, end of period .......... $5.04 $4.86 $5.03 $5.90 $6.09 $6.07
Total return
c
....................... 5.38% (0.38)% (12.55)% (0.89)% 3.09% 6.94%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.76% 0.70% 0.76% 0.77% 0.78% 0.79%
Expenses net of waiver and payments by
affiliates .......................... 0.75% 0.69% 0.76%
e,f
0.76%
e
0.77%
e
0.78%
e
Net investment income ............... 2.80% 2.55% 1.56% 0.90% 1.69% 2.46%
Supplemental data
Net assets, end of period (000’s) ........ $1,325,915 $1,362,598 $1,592,268 $2,104,978 $2,661,888 $2,885,194
Portfolio turnover rate ................ 17.23% 2.81% 53.63% 89.16% 65.54% 41.34%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended September 30,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $4.82 $5.00 $5.85 $6.04 $6.03 $5.81
Income from investment operations
a
:
Net investment income
b
............. 0.06 0.10 0.06 0.02 0.07 0.12
Net realized and unrealized gains (losses) 0.19 (0.15) (0.80) (0.10) 0.08 0.25
Total from investment operations ........ 0.25 (0.05) (0.74) (0.08) 0.15 0.37
Less distributions from:
Net investment income .............. (0.07) (0.13) (0.11) (0.11) (0.14) (0.15)
Net asset value, end of period .......... $5.00 $4.82 $5.00 $5.85 $6.04 $6.03
Total return
c
....................... 5.15% (1.12)% (12.77)% (1.41)% 2.43% 6.45%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.27% 1.21% 1.27% 1.27% 1.29% 1.29%
Expenses net of waiver and payments by
affiliates .......................... 1.26% 1.20% 1.26%
e
1.27%
e,f
1.28%
e
1.28%
e
Net investment income ............... 2.29% 2.04% 1.04% 0.39% 1.18% 1.96%
Supplemental data
Net assets, end of period (000’s) ........ $51,380 $60,693 $116,145 $196,643 $354,483 $389,021
Portfolio turnover rate ................ 17.23% 2.81% 53.63% 89.16% 65.54% 41.34%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended September 30,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $4.86 $5.03 $5.89 $6.09 $6.07 $5.85
Income from investment operations
a
:
Net investment income
b
............. 0.06 0.11 0.07 0.03 0.08 0.13
Net realized and unrealized gains (losses) 0.19 (0.14) (0.81) (0.11) 0.08 0.25
Total from investment operations ........ 0.25 (0.03) (0.74) (0.08) 0.16 0.38
Less distributions from:
Net investment income .............. (0.07) (0.14) (0.12) (0.12) (0.14) (0.16)
Net asset value, end of period .......... $5.04 $4.86 $5.03 $5.89 $6.09 $6.07
Total return
c
....................... 5.19% (0.74)% (12.72)% (1.41)% 2.73% 6.58%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.12% 1.05% 1.12% 1.11% 1.13% 1.14%
Expenses net of waiver and payments by
affiliates .......................... 1.11% 1.05%
e
1.11%
f
1.11%
e,f
1.12%
f
1.13%
f
Net investment income ............... 2.45% 2.20% 1.20% 0.55% 1.34% 2.11%
Supplemental data
Net assets, end of period (000’s) ........ $14,072 $14,078 $15,476 $19,513 $27,746 $32,906
Portfolio turnover rate ................ 17.23% 2.81% 53.63% 89.16% 65.54% 41.34%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended September 30,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $4.88 $5.06 $5.92 $6.12 $6.10 $5.87
Income from investment operations
a
:
Net investment income
b
............. 0.08 0.14 0.10 0.07 0.12 0.16
Net realized and unrealized gains (losses) 0.20 (0.15) (0.81) (0.12) 0.08 0.27
Total from investment operations ........ 0.28 (0.01) (0.71) (0.05) 0.20 0.43
Less distributions from:
Net investment income .............. (0.09) (0.17) (0.15) (0.15) (0.18) (0.20)
Net asset value, end of period .......... $5.07 $4.88 $5.06 $5.92 $6.12 $6.10
Total return
c
....................... 5.69% (0.34)% (12.11)% (0.80)% 3.34% 7.39%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.52% 0.46% 0.50% 0.53% 0.54% 0.51%
Expenses net of waiver and payments by
affiliates .......................... 0.51% 0.45% 0.50%
e,f
0.51%
e
0.52%
e
0.50%
e
Net investment income ............... 3.04% 2.80% 1.81% 1.15% 1.96% 2.74%
Supplemental data
Net assets, end of period (000’s) ........ $204,961 $204,317 $202,611 $304,650 $361,791 $573,957
Portfolio turnover rate ................ 17.23% 2.81% 53.63% 89.16% 65.54% 41.34%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended September 30,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $4.88 $5.05 $5.92 $6.11 $6.10 $5.87
Income from investment operations
a
:
Net investment income
b
............. 0.07 0.14 0.09 0.06 0.11 0.16
Net realized and unrealized gains (losses) 0.19 (0.15) (0.81) (0.10) 0.07 0.26
Total from investment operations ........ 0.26 (0.01) (0.72) (0.04) 0.18 0.42
Less distributions from:
Net investment income .............. (0.08) (0.16) (0.15) (0.15) (0.17) (0.19)
Net asset value, end of period .......... $5.06 $4.88 $5.05 $5.92 $6.11 $6.10
Total return
c
....................... 5.43% (0.24)% (12.39)% (0.74)% 3.23% 7.08%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.62% 0.55% 0.62% 0.62% 0.64% 0.64%
Expenses net of waiver and payments by
affiliates .......................... 0.61% 0.55%
e
0.61%
f
0.62%
e,f
0.63%
f
0.63%
f
Net investment income ............... 2.94% 2.70% 1.67% 1.04% 1.84% 2.61%
Supplemental data
Net assets, end of period (000’s) ........ $257,215 $262,569 $300,303 $692,010 $743,012 $946,318
Portfolio turnover rate ................ 17.23% 2.81% 53.63% 89.16% 65.54% 41.34%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Schedule of Investments (unaudited), March 31, 2024
Franklin U.S. Government Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities 0.6%
U.S. Treasury Bonds, 4.75%, 2/15/37 .................................... $ 14,500,000 $ 15,426,641
Total U.S. Government and Agency Securities (Cost $18,186,838) .................
15,426,641
Mortgage-Backed Securities 98.1%
Government National Mortgage Association (GNMA) Fixed Rate 98.1%
GNMA I, 30 Year, 4.5%, 4/15/40 ........................................ 3,198,421 3,146,964
GNMA I, 30 Year, 5%, 9/15/40 .......................................... 111,907,032 112,124,002
GNMA I, 30 Year, 5.5%, 2/15/40 ........................................ 48,720,108 49,947,513
GNMA I, 30 Year, 6%, 12/15/39 ......................................... 44,797,556 46,227,243
GNMA I, 30 Year, 6.5%, 8/15/37 ........................................ 10,423,792 10,614,382
GNMA I, 30 Year, 7%, 9/15/32 .......................................... 6,451,016 6,714,817
GNMA I, 30 Year, 7.5%, 7/15/26 - 8/15/33 ................................. 502,532 518,298
GNMA I, 30 Year, 8%, 10/15/29 ......................................... 901 926
GNMA I, 30 Year, 8.5%, 11/15/24 ........................................ 12 12
GNMA I, Single-family, 30 Year, 3.5%, 4/15/43 - 5/15/43 ...................... 10,322,254 9,625,665
GNMA I, Single-family, 30 Year, 4%, 10/15/40 - 8/15/46 ....................... 30,965,352 29,466,023
GNMA I, Single-family, 30 Year, 4.5%, 2/15/39 - 6/15/41 ...................... 58,727,195 57,719,247
GNMA I, Single-family, 30 Year, 5%, 2/15/35 ............................... 6,081 6,035
GNMA I, Single-family, 30 Year, 5.5%, 10/15/48 ............................. 547,625 552,008
GNMA I, Single-family, 30 Year, 7.25%, 12/15/25 ............................ 15,320 15,279
GNMA I, Single-family, 30 Year, 7.5%, 4/15/24 - 7/15/31 ...................... 716,238 720,361
GNMA I, Single-family, 30 Year, 8%, 6/15/24 - 9/15/30 ........................ 238,019 238,619
GNMA I, Single-family, 30 Year, 8.5%, 7/15/24 - 11/15/24 ...................... 815 814
GNMA I, Single-family, 30 Year, 10%, 2/15/25 .............................. 992 996
GNMA II, 30 Year, 4.5%, 5/20/34 - 6/20/41 ................................. 2,646,733 2,609,657
GNMA II, 30 Year, 6%, 3/20/34 - 9/20/34 .................................. 839,100 834,790
GNMA II, 30 Year, 6%, 7/20/39 ......................................... 20,039,054 20,663,485
GNMA II, 30 Year, 6.5%, 9/20/31 - 9/20/32 ................................. 792,454 806,668
GNMA II, 30 Year, 7%, 7/20/32 ......................................... 227,199 233,473
GNMA II, 30 Year, 7.5%, 10/20/24 ....................................... 136 136
GNMA II, 30 Year, 8%, 12/20/28 ........................................ 20,339 20,364
GNMA II, Single-family, 30 Year, 2%, 8/20/51 ............................... 163,710,217 134,214,370
GNMA II, Single-family, 30 Year, 2%, 2/20/51 - 5/20/52 ....................... 74,089,991 60,749,332
GNMA II, Single-family, 30 Year, 2.5%, 11/20/50 ............................ 14,350,413 11,871,778
GNMA II, Single-family, 30 Year, 2.5%, 7/20/51 ............................. 68,102,739 58,082,910
GNMA II, Single-family, 30 Year, 2.5%, 8/20/51 ............................. 204,954,584 174,788,981
GNMA II, Single-family, 30 Year, 2.5%, 9/20/51 ............................. 84,326,175 71,905,941
GNMA II, Single-family, 30 Year, 2.5%, 10/20/51 ............................ 87,531,149 74,602,492
GNMA II, Single-family, 30 Year, 2.5%, 12/20/51 ............................ 81,846,031 69,756,763
GNMA II, Single-family, 30 Year, 2.5%, 1/20/52 ............................. 33,344,302 28,410,198
GNMA II, Single-family, 30 Year, 3%, 10/20/44 .............................. 17,589,689 15,825,478
GNMA II, Single-family, 30 Year, 3%, 5/20/45 ............................... 12,775,388 11,443,194
GNMA II, Single-family, 30 Year, 3%, 4/20/46 ............................... 17,152,266 15,360,038
GNMA II, Single-family, 30 Year, 3%, 9/20/47 ............................... 13,791,790 12,319,955
GNMA II, Single-family, 30 Year, 3%, 10/20/47 .............................. 22,115,737 19,752,723
GNMA II, Single-family, 30 Year, 3%, 6/20/50 ............................... 10,189,264 8,786,324
GNMA II, Single-family, 30 Year, 3%, 7/20/51 ............................... 84,640,593 74,670,909
GNMA II, Single-family, 30 Year, 3%, 8/20/51 ............................... 158,796,275 140,091,462
GNMA II, Single-family, 30 Year, 3%, 9/20/51 ............................... 26,078,680 23,032,503
GNMA II, Single-family, 30 Year, 3%, 12/20/44 - 10/20/50 ...................... 74,660,926 65,300,282
GNMA II, Single-family, 30 Year, 3.5%, 7/20/42 ............................. 27,438,630 25,498,130
GNMA II, Single-family, 30 Year, 3.5%, 9/20/42 ............................. 34,464,819 32,032,628
GNMA II, Single-family, 30 Year, 3.5%, 5/20/43 ............................. 10,308,584 9,584,063
GNMA II, Single-family, 30 Year, 3.5%, 6/20/43 ............................. 11,897,006 11,061,440
GNMA II, Single-family, 30 Year, 3.5%, 9/20/47 ............................. 123,060,636 113,376,440
GNMA II, Single-family, 30 Year, 3.5%, 11/20/47 ............................ 117,056,989 107,750,103
GNMA II, Single-family, 30 Year, 3.5%, 10/20/40 - 1/20/49 ..................... 44,761,696 41,519,400
GNMA II, Single-family, 30 Year, 4%, 11/20/40 .............................. 9,032,308 8,688,535

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year, 4%, 9/20/41 ............................... $ 8,991,507 $ 8,649,331
GNMA II, Single-family, 30 Year, 4%, 10/20/41 .............................. 11,071,674 10,650,334
GNMA II, Single-family, 30 Year, 4%, 11/20/41 .............................. 10,468,661 10,070,265
GNMA II, Single-family, 30 Year, 4%, 5/20/47 ............................... 29,476,129 27,953,127
GNMA II, Single-family, 30 Year, 4%, 6/20/47 ............................... 22,614,516 21,492,528
GNMA II, Single-family, 30 Year, 4%, 7/20/47 ............................... 14,381,044 13,661,614
GNMA II, Single-family, 30 Year, 4%, 6/20/52 ............................... 35,095,157 32,846,254
GNMA II, Single-family, 30 Year, 4%, 5/20/40 - 2/20/54 ....................... 45,684,021 43,324,439
GNMA II, Single-family, 30 Year, 4.5%, 6/20/41 ............................. 10,126,670 9,982,663
GNMA II, Single-family, 30 Year, 4.5%, 7/20/41 ............................. 11,308,499 11,147,683
GNMA II, Single-family, 30 Year, 4.5%, 9/20/41 ............................. 16,238,504 16,007,576
GNMA II, Single-family, 30 Year, 4.5%, 10/20/41 ............................ 11,580,092 11,415,407
GNMA II, Single-family, 30 Year, 4.5%, 5/20/33 - 2/20/44 ...................... 33,946,275 33,480,487
GNMA II, Single-family, 30 Year, 4.5%, 5/20/52 ............................. 36,521,848 35,153,267
GNMA II, Single-family, 30 Year, 5%, 7/20/53 ............................... 25,833,407 25,390,415
GNMA II, Single-family, 30 Year, 5%, 8/20/53 ............................... 30,328,124 29,808,055
GNMA II, Single-family, 30 Year, 5%, 7/20/33 - 2/20/54 ....................... 39,526,965 39,621,363
GNMA II, Single-family, 30 Year, 5.5%, 7/20/53 ............................. 31,385,246 31,371,960
GNMA II, Single-family, 30 Year, 5.5%, 6/20/34 - 9/20/53 ...................... 44,370,156 45,173,546
GNMA II, Single-family, 30 Year, 5.5%, 1/20/54 ............................. 49,656,955 49,635,935
GNMA II, Single-family, 30 Year, 6%, 6/20/34 ............................... 451,823 463,132
GNMA II, Single-family, 30 Year, 6%, 2/20/54 ............................... 40,379,002 40,765,214
GNMA II, Single-family, 30 Year, 6.5%, 8/20/25 - 12/20/53 ..................... 12,398,036 12,784,388
GNMA II, Single-family, 30 Year, 6.5%, 2/20/54 ............................. 43,071,146 43,833,788
GNMA II, Single-family, 30 Year, 7%, 2/20/28 - 7/20/33 ....................... 1,588,361 1,630,460
GNMA II, Single-family, 30 Year, 7%, 2/20/54 ............................... 36,674,035 37,525,911
GNMA II, Single-family, 30 Year, 7.5%, 10/20/25 - 4/20/32 ..................... 171,447 174,852
GNMA II, Single-family, 30 Year, 8%, 12/20/24 - 6/20/30 ...................... 82,199 83,974
GNMA II, Single-family, 30 Year, 8.5%, 1/20/25 - 6/20/25 ...................... 30 30
GNMA II, Single-family, 30 Year, 9.5%, 1/20/25 ............................. 134 134
2,417,382,281
Total Mortgage-Backed Securities (Cost $2,709,664,622) .........................
2,417,382,281
Total Long Term Investments (Cost $2,727,851,460) .............................
2,432,808,922
a
a a a a
Short Term Investments 1.1%
Shares
a
Money Market Funds 1.1%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 4.997% .................. 27,945,392 27,945,392
Total Money Market Funds (Cost $27,945,392) ..................................
27,945,392
Total Short Term Investments (Cost $27,945,392 ) ................................
27,945,392
a
Total Investments (Cost $2,755,796,852) 99.8% ..................................
$2,460,754,314
Other Assets, less Liabilities 0.2% .............................................
3,178,046
Net Assets 100.0% ...........................................................
$2,463,932,360
See Abbreviations on page 121 .
a
See Note
3
(
f
) regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended September 30,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.64 $20.26 $20.20 $19.76 $22.53 $18.66
Income from investment operations
a
:
Net investment income
b
............. 0.27 0.49 0.46 0.43 0.51 0.53
Net realized and unrealized gains (losses) 2.22 (1.33) 0.67 1.94 (2.43) 4.41
Total from investment operations ........ 2.49 (0.84) 1.13 2.37 (1.92) 4.94
Less distributions from:
Net investment income .............. (0.26) (0.47) (0.47) (0.52) (0.50) (0.49)
Net realized gains ................. (0.74) (0.31) (0.60) (1.41) (0.35) (0.58)
Total distributions ................... (1.00) (0.78) (1.07) (1.93) (0.85) (1.07)
Net asset value, end of period .......... $20.13 $18.64 $20.26 $20.20 $19.76 $22.53
Total return
c
....................... 13.68% (4.55)% 5.56% 12.29% (8.68)% 27.43%
Ratios to average net assets
d
Expenses
e
........................ 0.82% 0.81%
f
0.82%
f
0.82%
f
0.83%
f
0.83%
f
Net investment income ............... 2.82% 2.34% 2.08% 2.10% 2.46% 2.51%
Supplemental data
Net assets, end of period (000’s) ........ $1,157,585 $1,116,740 $1,200,671 $982,201 $742,188 $521,782
Portfolio turnover rate ................ 3.41% 4.43% 5.66% 5.18% 12.19% 7.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended September 30,
2023 2022 2021 2020 2019
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.65 $20.27 $20.21 $19.77 $22.54 $18.66
Income from investment operations
a
:
Net investment income
b
............. 0.28 0.50 0.47 0.45 0.52 0.53
Net realized and unrealized gains (losses) 2.22 (1.31) 0.68 1.94 (2.41) 4.44
Total from investment operations ........ 2.50 (0.81) 1.15 2.39 (1.89) 4.97
Less distributions from:
Net investment income .............. (0.27) (0.50) (0.49) (0.54) (0.53) (0.51)
Net realized gains ................. (0.74) (0.31) (0.60) (1.41) (0.35) (0.58)
Total distributions ................... (1.01) (0.81) (1.09) (1.95) (0.88) (1.09)
Net asset value, end of period .......... $20.14 $18.65 $20.27 $20.21 $19.77 $22.54
Total return
c
....................... 13.73% (4.45)% 5.67% 12.40% (8.59)% 27.61%
Ratios to average net assets
d
Expenses
e
........................ 0.72% 0.71%
f
0.72%
f
0.72%
f
0.73%
f
0.73%
f
Net investment income ............... 2.92% 2.42% 2.16% 2.20% 2.50% 2.61%
Supplemental data
Net assets, end of period (000’s) ........ $2,880,870 $2,752,653 $3,230,150 $3,321,370 $3,388,126 $4,176,487
Portfolio turnover rate ................ 3.41% 4.43% 5.66% 5.18% 12.19% 7.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended September 30,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.53 $20.14 $20.09 $19.65 $22.42 $18.57
Income from investment operations
a
:
Net investment income
b
............. 0.23 0.39 0.36 0.34 0.41 0.42
Net realized and unrealized gains (losses) 2.20 (1.30) 0.67 1.95 (2.41) 4.43
Total from investment operations ........ 2.43 (0.91) 1.03 2.29 (2.00) 4.85
Less distributions from:
Net investment income .............. (0.22) (0.39) (0.38) (0.44) (0.42) (0.42)
Net realized gains ................. (0.74) (0.31) (0.60) (1.41) (0.35) (0.58)
Total distributions ................... (0.96) (0.70) (0.98) (1.85) (0.77) (1.00)
Net asset value, end of period .......... $20.00 $18.53 $20.14 $20.09 $19.65 $22.42
Total return
c
....................... 13.44% (4.91)% 5.11% 11.91% (9.10)% 26.96%
Ratios to average net assets
d
Expenses
e
........................ 1.22% 1.21%
f
1.22%
f
1.22%
f
1.23%
f
1.23%
f
Net investment income ............... 2.39% 1.90% 1.66% 1.69% 1.98% 2.11%
Supplemental data
Net assets, end of period (000’s) ........ $206,488 $218,134 $302,959 $350,553 $537,808 $767,363
Portfolio turnover rate ................ 3.41% 4.43% 5.66% 5.18% 12.19% 7.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended September 30,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.56 $20.17 $20.12 $19.68 $22.45 $18.59
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.43 0.40 0.38 0.44 0.45
Net realized and unrealized gains (losses) 2.20 (1.31) 0.67 1.94 (2.41) 4.44
Total from investment operations ........ 2.44 (0.88) 1.07 2.32 (1.97) 4.89
Less distributions from:
Net investment income .............. (0.23) (0.42) (0.42) (0.47) (0.45) (0.45)
Net realized gains ................. (0.74) (0.31) (0.60) (1.41) (0.35) (0.58)
Total distributions ................... (0.97) (0.73) (1.02) (1.88) (0.80) (1.03)
Net asset value, end of period .......... $20.03 $18.56 $20.17 $20.12 $19.68 $22.45
Total return
c
....................... 13.55% (4.76)% 5.26% 12.06% (8.95)% 27.17%
Ratios to average net assets
d
Expenses
e
........................ 1.07% 1.06%
f
1.07%
f
1.07%
f
1.08%
f
1.08%
f
Net investment income ............... 2.56% 2.08% 1.83% 1.85% 2.15% 2.26%
Supplemental data
Net assets, end of period (000’s) ........ $90,947 $89,085 $103,579 $83,441 $84,488 $103,376
Portfolio turnover rate ................ 3.41% 4.43% 5.66% 5.18% 12.19% 7.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended September 30,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.84 $20.47 $20.40 $19.93 $22.73 $18.81
Income from investment operations
a
:
Net investment income
b
............. 0.30 0.56 0.54 0.50 0.58 0.56
Net realized and unrealized gains (losses) 2.25 (1.34) 0.67 1.96 (2.46) 4.50
Total from investment operations ........ 2.55 (0.78) 1.21 2.46 (1.88) 5.06
Less distributions from:
Net investment income .............. (0.29) (0.54) (0.54) (0.58) (0.57) (0.56)
Net realized gains ................. (0.74) (0.31) (0.60) (1.41) (0.35) (0.58)
Total distributions ................... (1.03) (0.85) (1.14) (1.99) (0.92) (1.14)
Net asset value, end of period .......... $20.36 $18.84 $20.47 $20.40 $19.93 $22.73
Total return
c
....................... 13.87% (4.24)% 5.90% 12.71% (8.44)% 27.89%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.52% 0.52% 0.54% 0.58% 0.56% 0.53%
Expenses net of waiver and payments by
affiliates .......................... 0.49% 0.49%
e
0.50%
e
0.50%
e
0.50%
e
0.50%
e
Net investment income ............... 3.14% 2.64% 2.41% 2.42% 2.75% 2.84%
Supplemental data
Net assets, end of period (000’s) ........ $206,665 $187,585 $223,710 $153,969 $144,079 $150,244
Portfolio turnover rate ................ 3.41% 4.43% 5.66% 5.18% 12.19% 7.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended September 30,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.84 $20.47 $20.40 $19.93 $22.73 $18.81
Income from investment operations
a
:
Net investment income
b
............. 0.30 0.54 0.52 0.48 0.56 0.56
Net realized and unrealized gains (losses) 2.24 (1.33) 0.68 1.97 (2.46) 4.48
Total from investment operations ........ 2.54 (0.79) 1.20 2.45 (1.90) 5.04
Less distributions from:
Net investment income .............. (0.28) (0.53) (0.53) (0.57) (0.55) (0.54)
Net realized gains ................. (0.74) (0.31) (0.60) (1.41) (0.35) (0.58)
Total distributions ................... (1.02) (0.84) (1.13) (1.98) (0.90) (1.12)
Net asset value, end of period .......... $20.36 $18.84 $20.47 $20.40 $19.93 $22.73
Total return
c
....................... 13.83% (4.31)% 5.82% 12.62% (8.51)% 27.78%
Ratios to average net assets
d
Expenses
e
........................ 0.57% 0.56%
f
0.57%
f
0.57%
f
0.58%
f
0.58%
f
Net investment income ............... 3.05% 2.57% 2.32% 2.35% 2.66% 2.76%
Supplemental data
Net assets, end of period (000’s) ........ $1,119,177 $1,134,602 $1,383,667 $1,200,859 $1,179,002 $1,262,883
Portfolio turnover rate ................ 3.41% 4.43% 5.66% 5.18% 12.19% 7.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Schedule of Investments (unaudited), March 31, 2024
Franklin Utilities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.4%
Construction & Engineering 1.2%
MDU Resources Group, Inc. ............................. United States 2,600,000 $ 65,520,000
Electric Utilities 57.9%
Alliant Energy Corp. ................................... United States 3,500,000 176,400,000
American Electric Power Co., Inc. ......................... United States 1,000,000 86,100,000
Constellation Energy Corp. .............................. United States 300,000 55,455,000
Duke Energy Corp. .................................... United States 2,400,000 232,104,000
Edison International ................................... United States 4,000,000 282,920,000
Entergy Corp. ........................................ United States 2,400,000 253,632,000
Evergy, Inc. .......................................... United States 4,150,000 221,527,000
Eversource Energy .................................... United States 1,600,000 95,632,000
Exelon Corp. ......................................... United States 5,800,000 217,906,000
FirstEnergy Corp. ..................................... United States 3,200,000 123,584,000
NextEra Energy, Inc. ................................... United States 9,000,000 575,190,000
NRG Energy, Inc. ..................................... United States 800,000 54,152,000
OGE Energy Corp. .................................... United States 1,600,000 54,880,000
PG&E Corp. ......................................... United States 11,700,000 196,092,000
Pinnacle West Capital Corp. ............................. United States 775,000 57,915,750
PNM Resources, Inc. .................................. United States 1,200,000 45,168,000
PPL Corp. ........................................... United States 7,000,000 192,710,000
Southern Co. (The) .................................... United States 4,400,000 315,656,000
Xcel Energy, Inc. ...................................... United States 800,000 43,000,000
3,280,023,750
Gas Utilities 0.8%
Spire, Inc. ........................................... United States 700,000 42,959,000
Independent Power and Renewable Electricity Producers 6.3%
Clearway Energy, Inc. , C ................................ United States 900,000 20,745,000
a
Drax Group plc ....................................... United Kingdom 9,816,308 62,116,799
Vistra Corp. .......................................... United States 3,900,000 271,635,000
354,496,799
Multi-Utilities 28.2%
Ameren Corp. ........................................ United States 1,900,000 140,524,000
CenterPoint Energy, Inc. ................................ United States 5,600,000 159,544,000
CMS Energy Corp. .................................... United States 2,800,000 168,952,000
Dominion Energy, Inc. .................................. United States 2,000,000 98,380,000
DTE Energy Co. ...................................... United States 1,500,000 168,210,000
E.ON SE ............................................ Germany 9,000,000 125,291,518
National Grid plc ...................................... United Kingdom 5,000,000 67,364,715
NiSource, Inc. ........................................ United States 6,300,000 174,258,000
Northwestern Energy Group, Inc. ......................... United States 1,300,000 66,209,000
Public Service Enterprise Group, Inc. ...................... United States 1,900,000 126,882,000
Sempra ............................................. United States 3,600,000 258,588,000
WEC Energy Group, Inc. ................................ United States 500,000 41,060,000
1,595,263,233
Oil, Gas & Consumable Fuels 4.0%
Cheniere Energy, Inc. .................................. United States 650,000 104,832,000
DT Midstream, Inc. .................................... United States 1,200,000 73,320,000
Williams Cos., Inc. (The) ................................ United States 1,300,000 50,661,000
228,813,000
Water Utilities 1.0%
Essential Utilities, Inc. .................................. United States 900,000 33,345,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Utilities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Water Utilities (continued)
United Utilities Group plc ................................ United Kingdom 2,000,000 $ 25,985,222
59,330,222
Total Common Stocks (Cost $ 2,775,403,250 ) ....................................
5,626,406,004
Short Term Investments 0.5%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.5%
b,c
Institutional Fiduciary Trust - Money Market Portfolio , 4.997% .... United States 30,064,728 30,064,728
Total Money Market Funds (Cost $ 30,064,728 ) ..................................
30,064,728
Total Short Term Investments (Cost $ 30,064,728 ) ................................
30,064,728
a
Total Investments (Cost $ 2,805,467,978 ) 99.9% ..................................
$5,656,470,732
Other Assets, less Liabilities 0.1% .............................................
5,260,023
Net Assets 100.0% ...........................................................
$5,661,730,755
a a a
a
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
March 31, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $10,202,487,736 $4,849,315,234 $70,100,204,071
Cost - Non-controlled affiliates (Note 3f) ...................... 36,342,803 132,749,137 858,156,687
Value - Unaffiliated issuers (Includes securities loaned of $—,
$12,499,000 and $95,923,632, respectively) ................... $24,503,255,307 $18,744,393,931 $71,646,455,840
Value - Non-controlled affiliates (Note 3f) ...................... 36,342,803 132,749,137 851,233,149
Cash .................................................. 367,815 5,740,612 20,255,777
Receivables:
Investment securities sold ................................. 18,970,815 49,843,200 9,149,400
Capital shares sold ...................................... 16,654,178 9,645,179 41,162,924
Dividends and interest ................................... 4,750,714 8,335,601 755,891,571
European Union tax reclaims (Note 1 h ) ....................... — — 28,634,999
Deposits with brokers for:
Futures contracts ...................................... — — 101,362,500
Total assets ........................................ 24,580,341,632 18,950,707,660 73,454,146,160
Liabilities:
Payables:
Investment securities purchased ............................ — 19,156,334 99,310,750
Capital shares redeemed ................................. 34,653,634 17,271,238 58,552,181
Management fees ....................................... 8,487,208 6,709,178 22,284,239
Distribution fees ........................................ 3,274,221 3,000,419 11,117,427
Transfer agent fees ...................................... 4,098,466 3,744,142 12,970,243
Trustees' fees and expenses ............................... 393 6 247
Distributions to shareholders ............................... — — 526
Variation margin on futures contracts ......................... — — 117,023
Options written, at value (premiums received $–, $– and $83,279,635, respectively) ............................................ — — 75,211,500
Payable upon return of securities loaned (Note 1 f ) ................ — — 91,213,000
Accrued expenses and other liabilities ......................... 1,967,745 1,019,996 3,074,454
Total liabilities ....................................... 52,481,667 50,901,313 373,851,590
Net assets, at value ............................... $24,527,859,965 $18,899,806,347 $73,080,294,570
Net assets consist of:
Paid-in capital ........................................... $11,336,738,992 $4,392,136,663 $72,888,406,478
Total distributable earnings (losses) ........................... 13,191,120,973 14,507,669,684 191,888,092
Net assets, at value ............................... $24,527,859,965 $18,899,806,347 $73,080,294,570

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
March 31, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Class A:
Net assets, at value ..................................... $11,180,876,866 $12,172,219,491 $21,765,949,774
Shares outstanding ...................................... 72,933,145 89,566,689 9,291,018,033
Net asset value per share
a,b
................................ $153.30 $135.90 $2.34
Maximum offering price per share (net asset value per share ÷ 94.50%,
94.50 % and 96.25%, respectively)
b
.......................... $162.22 $143.81 $2.43
Class A1:
Net assets, at value ..................................... $— $— $30,587,109,354
Shares outstanding ...................................... — — 13,028,399,841
Net asset value per share
a,b
................................ $— $— $2.35
Maximum offering price per share (net asset value per share ÷ —%,
—% and 96.25%)
b
...................................... $— $— $2.44
Class C:
Net assets, at value ..................................... $941,939,616 $370,469,300 $4,725,986,017
Shares outstanding ...................................... 7,712,359 3,239,790 1,974,053,624
Net asset value and maximum offering price per share
a,b
.......... $122.13 $114.35 $2.39
Class R:
Net assets, at value ..................................... $262,656,818 $308,607,763 $323,019,874
Shares outstanding ...................................... 1,789,993 2,300,906 140,945,291
Net asset value and maximum offering price per share
b
........... $146.74 $134.12 $2.29
Class R6:
Net assets, at value ..................................... $9,019,657,887 $2,717,907,975 $1,800,962,870
Shares outstanding ...................................... 55,433,281 19,831,010 770,634,726
Net asset value and maximum offering price per share
b
........... $162.71 $137.05 $2.34
Advisor Class:
Net assets, at value ..................................... $3,122,728,778 $3,330,601,818 $13,877,266,681
Shares outstanding ...................................... 19,482,897 24,281,411 5,969,375,720
Net asset value and maximum offering price per share
b
........... $160.28 $137.17 $2.32
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
March 31, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $2,727,851,460 $2,775,403,250
Cost - Non-controlled affiliates (Note 3f) ....................................... 27,945,392 30,064,728
Value - Unaffiliated issuers ................................................. $2,432,808,922 $5,626,406,004
Value - Non-controlled affiliates (Note 3f) ....................................... 27,945,392 30,064,728
Cash ................................................................... — 5,024,312
Receivables:
Capital shares sold ....................................................... 832,536 1,516,541
Dividends and interest .................................................... 8,130,590 11,783,702
Total assets ......................................................... 2,469,717,440 5,674,795,287
Liabilities:
Payables:
Investment securities purchased ............................................. — 1,544,403
Capital shares redeemed .................................................. 3,282,086 6,672,536
Management fees ........................................................ 940,348 2,232,966
Distribution fees ......................................................... 327,182 741,152
Transfer agent fees ....................................................... 829,782 1,464,792
Trustees' fees and expenses ................................................ 1,860 1,972
Accrued expenses and other liabilities .......................................... 403,822 406,711
Total liabilities ........................................................ 5,785,080 13,064,532
Net assets, at value ................................................ $2,463,932,360 $5,661,730,755
Net assets consist of:
Paid-in capital ............................................................ $3,612,707,227 $2,608,595,221
Total distributable earnings (losses) ............................................ (1,148,774,867) 3,053,135,534
Net assets, at value ................................................ $2,463,932,360 $5,661,730,755

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
March 31, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Class A:
Net assets, at value ...................................................... $610,388,943 $1,157,584,891
Shares outstanding ....................................................... 121,059,217 57,500,894
Net asset value per share
a,b
................................................. $5.04 $20.13
Maximum offering price per share (net asset value per share ÷ 96.25%)
b
............... $5.24 $20.91
Class A1:
Net assets, at value ...................................................... $1,325,915,074 $2,880,870,309
Shares outstanding ....................................................... 262,843,155 143,045,615
Net asset value per share
a,b
................................................. $5.04 $20.14
Maximum offering price per share (net asset value per share ÷ 96.25%)
b
............... $5.24 $20.92
Class C:
Net assets, at value ...................................................... $51,380,496 $206,487,576
Shares outstanding ....................................................... 10,267,300 10,325,049
Net asset value and maximum offering price per share
a,b
........................... $5.00 $20.00
Class R:
Net assets, at value ...................................................... $14,071,665 $90,946,661
Shares outstanding ....................................................... 2,790,148 4,539,395
Net asset value and maximum offering price per share
b
............................ $5.04 $20.03
Class R6:
Net assets, at value ...................................................... $204,961,243 $206,664,791
Shares outstanding ....................................................... 40,440,186 10,152,408
Net asset value and maximum offering price per share
b
............................ $5.07 $20.36
Advisor Class:
Net assets, at value ...................................................... $257,214,939 $1,119,176,527
Shares outstanding ....................................................... 50,803,262 54,975,835
Net asset value and maximum offering price per share
b
............................ $5.06 $20.36
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Custodian Funds
Financial Statements
Statements of Operations
for the six months ended March 31, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Investment income:
Dividends: (net of foreign taxes of $449,207, $439,674 and $438,498, respectively)
Unaffiliated issuers ...................................... $38,629,891 $78,787,675 $253,920,105
Non-controlled affiliates (Note 3f) ........................... 2,590,296 3,301,835 34,304,168
Interest:
Unaffiliated issuers ...................................... — — 1,438,510,798
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... (15,828) (11,944) 608,377
Non-controlled affiliates (Note 3 f ) ........................... 55,388 125,003 477,809
Other income (Note 1 h ) .................................... — — 700,273
Total investment income ................................. 41,259,747 82,202,569 1,728,521,530
Expenses:
Management fees (Note 3 a ) ................................. 46,696,783 37,698,778 132,451,065
Distribution fees: (Note 3c )
    Class A .............................................. 12,335,571 13,825,190 25,751,458
    Class A1 ............................................. — — 22,452,703
    Class C .............................................. 4,272,566 1,745,650 15,443,557
    Class R .............................................. 589,317 699,387 773,888
Transfer agent fees: (Note 3e )
    Class A .............................................. 5,515,965 4,989,582 7,873,980
    Class A1 ............................................. — — 11,447,310
    Class C .............................................. 477,925 157,637 1,817,696
    Class R .............................................. 131,804 126,199 118,334
    Class R6 ............................................. 676,199 231,537 197,252
    Advisor Class .......................................... 1,576,907 1,390,680 5,070,128
Custodian fees ........................................... 99,168 29,101 265,026
Reports to shareholders fees ................................ 1,060,979 382,164 1,349,876
Registration and filing fees .................................. 279,821 199,354 588,218
Professional fees ......................................... 46,126 53,234 97,688
Trustees' fees and expenses ................................ 130,643 101,417 440,670
Other .................................................. 264,904 229,955 1,277,945
Total expenses ....................................... 74,154,678 61,859,865 227,416,794
Expenses waived/paid by affiliates (Note 3f and 3g) ............ (202,888) (232,598) (2,439,335)
Net expenses ....................................... 73,951,790 61,627,267 224,977,459
Net investment income (loss) .......................... (32,692,043) 20,575,302 1,503,544,071
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 463,847,721 656,099,541 (221,622,198)
Written options ......................................... — — 167,558,559
Foreign currency transactions .............................. (286,383) 5,347 140,666
Futures contracts ....................................... — — (41,979,301)
Net realized gain (loss) ................................ 463,561,338 656,104,888 (95,902,274)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 5,642,859,385 3,269,703,655 5,091,695,753
Non-controlled affiliates (Note 3f) .......................... — — (944,140)
Translation of other assets and liabilities denominated in foreign currencies ........................................... 29,265 1,387 1,097,747
Written options ......................................... — — (3,221,508)
Futures contracts ....................................... — — 194,979,258
Net change in unrealized appreciation (depreciation) .......... 5,642,888,650 3,269,705,042 5,283,607,110
Net realized and unrealized gain (loss) .......................... 6,106,449,988 3,925,809,930 5,187,704,836
Net increase (decrease) in net assets resulting from operations ........ $6,073,757,945 $3,946,385,232 $6,691,248,907

Franklin Custodian Funds
Financial Statements
Statements of Operations
(continued)
for the six months ended March 31, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Investment income:
Dividends:
Unaffiliated issuers ....................................................... $— $99,634,666
Non-controlled affiliates (Note 3f) ............................................ 1,120,096 309,430
Interest:
Unaffiliated issuers:
Paydown gain (loss) .................................................... (4,340,736) —
Paid in cash
a
.......................................................... 47,687,112 —
Total investment income .................................................. 44,466,472 99,944,096
Expenses:
Management fees (Note 3 a ) .................................................. 5,731,447 12,366,722
Distribution fees: (Note 3c )
    Class A ............................................................... 771,278 1,404,834
    Class A1 .............................................................. 975,382 2,085,741
    Class C ............................................................... 180,306 679,580
    Class R ............................................................... 34,906 217,692
Transfer agent fees: (Note 3e )
    Class A ............................................................... 401,681 575,488
    Class A1 .............................................................. 882,485 1,423,913
    Class C ............................................................... 36,202 107,152
    Class R ............................................................... 9,084 44,580
    Class R6 .............................................................. 31,282 55,794
    Advisor Class ........................................................... 169,983 572,477
Custodian fees ............................................................ 9,801 22,926
Reports to shareholders fees ................................................. 114,463 147,493
Registration and filing fees ................................................... 69,935 97,454
Professional fees .......................................................... 39,810 36,870
Trustees' fees and expenses ................................................. 16,485 37,338
Other ................................................................... 92,847 89,722
Total expenses ........................................................ 9,567,377 19,965,776
Expenses waived/paid by affiliates (Note 3f and 3g) ............................. (78,771) (47,015)
Net expenses ........................................................ 9,488,606 19,918,761
Net investment income ............................................... 34,977,866 80,025,335
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... (39,797,869) 223,966,397
Foreign currency transactions ............................................... — (25,360)
Net realized gain (loss) ................................................. (39,797,869) 223,941,037
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 139,552,679 406,805,373
Translation of other assets and liabilities denominated in foreign currencies ............. — 39,659
Net change in unrealized appreciation (depreciation) ........................... 139,552,679 406,845,032
Net realized and unrealized gain (loss) ........................................... 99,754,810 630,786,069
Net increase (decrease) in net assets resulting from operations ......................... $134,732,676 $710,811,404
a
Includes amortization of premium and accretion of discount.

Franklin Custodian Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin DynaTech Fund Franklin Growth Fund
Six Months Ended
March 31, 2024
(unaudited)
Year Ended
September 30, 2023
Six Months Ended
March 31, 2024
(unaudited)
Year Ended
September 30, 2023
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(32,692,043) $(40,586,737) $20,575,302 $36,504,303
Net realized gain (loss) ............ 463,561,338 (625,701,869) 656,104,888 1,015,622,488
Net change in unrealized appreciation
(depreciation) ................. 5,642,888,650 4,822,674,776 3,269,705,042 1,828,972,646
Net increase (decrease) in net
assets resulting from operations . 6,073,757,945 4,156,386,170 3,946,385,232 2,881,099,437
Distributions to shareholders:
Class A ........................ — — (661,586,795) (909,635,091)
Class C ........................ — — (23,849,244) (44,719,554)
Class R ........................ — — (16,322,231) (24,964,554)
Class R6 ....................... — — (154,945,909) (198,355,706)
Advisor Class ................... — — (189,159,041) (266,375,785)
Total distributions to shareholders ..... — — (1,045,863,220) (1,444,050,690)
Capital share transactions: (Note 2 )
Class A ........................ (204,688,416) (337,773,209) 234,671,257 43,938,573
Class C ........................ (64,269,609) (106,526,277) (18,044,311) (105,822,260)
Class R ........................ (13,902,141) (23,054,438) 4,772,032 (16,786,530)
Class R6 ....................... (776,872,078) (428,242,325) 187,735,396 (87,230,658)
Advisor Class ................... (156,710,498) (311,526,640) (48,329,967) (62,355,424)
Total capital share transactions ....... (1,216,442,742) (1,207,122,889) 360,804,407 (228,256,299)
Net increase (decrease) in net
assets ..................... 4,857,315,203 2,949,263,281 3,261,326,419 1,208,792,448
Net assets:
Beginning of period ................ 19,670,544,762 16,721,281,481 15,638,479,928 14,429,687,480
End of period ..................... $24,527,859,965 $19,670,544,762 $18,899,806,347 $15,638,479,928

Franklin Custodian Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Income Fund Franklin U.S. Government Securities Fund
Six Months Ended
March 31, 2024
(unaudited)
Year Ended
September 30, 2023
Six Months Ended
March 31, 2024
(unaudited)
Year Ended
September 30, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $1,503,544,071 $2,897,504,972 $34,977,866 $70,388,010
Net realized gain (loss) ............ (95,902,274) 1,275,064,110 (39,797,869) (11,489,373)
Net change in unrealized appreciation
(depreciation) ................. 5,283,607,110 1,374,899,174 139,552,679 (63,522,640)
Net increase (decrease) in net
assets resulting from operations . 6,691,248,907 5,547,468,256 134,732,676 (4,624,003)
Distributions to shareholders:
Class A ........................ (582,213,608) (1,088,887,170) (9,526,617) (18,992,408)
Class A1 ....................... (864,429,725) (1,829,113,474) (21,555,240) (45,747,379)
Class C ........................ (122,903,821) (288,652,148) (739,544) (2,788,226)
Class R ........................ (8,535,096) (16,524,734) (197,287) (418,094)
Class R6 ....................... (51,230,359) (89,382,048) (3,453,198) (6,525,019)
Advisor Class ................... (392,792,738) (775,029,689) (4,304,977) (9,122,636)
Total distributions to shareholders ..... (2,022,105,347) (4,087,589,263) (39,776,863) (83,593,762)
Capital share transactions: (Note 2 )
Class A ........................ 691,969,739 2,570,603,933 (19,995,947) (58,993,421)
Class A1 ....................... (1,022,679,979) (1,352,914,020) (88,470,670) (182,231,037)
Class C ........................ (493,139,217) (915,970,034) (11,389,933) (53,026,368)
Class R ........................ 2,418,007 25,115,227 (506,493) (850,366)
Class R6 ....................... 23,344,026 491,347,753 (6,979,062) 8,774,608
Advisor Class ................... 60,439,856 1,081,950,846 (15,462,914) (28,084,539)
Total capital share transactions ....... (737,647,568) 1,900,133,705 (142,805,019) (314,411,123)
Net increase (decrease) in net
assets ..................... 3,931,495,992 3,360,012,698 (47,849,206) (402,628,888)
Net assets:
Beginning of period ................ 69,148,798,578 65,788,785,880 2,511,781,566 2,914,410,454
End of period ..................... $73,080,294,570 $69,148,798,578 $2,463,932,360 $2,511,781,566

Franklin Custodian Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Utilities Fund
Six Months Ended
March 31, 2024
(unaudited)
Year Ended
September 30, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $80,025,335 $155,707,445
Net realized gain (loss) ................................................. 223,941,037 196,124,486
Net change in unrealized appreciation (depreciation) ........................... 406,845,032 (574,064,096)
Net increase (decrease) in net assets resulting from operations ................ 710,811,404 (222,232,165)
Distributions to shareholders:
Class A ............................................................. (57,304,592) (47,301,433)
Class A1 ............................................................ (143,605,519) (123,955,611)
Class C ............................................................. (10,308,765) (9,576,816)
Class R ............................................................. (4,341,612) (3,775,562)
Class R6 ............................................................ (9,743,482) (9,040,783)
Advisor Class ........................................................ (58,343,690) (54,549,649)
Total distributions to shareholders .......................................... (283,647,660) (248,199,854)
Capital share transactions: (Note 2 )
Class A ............................................................. (47,123,074) 14,298,922
Class A1 ............................................................ (88,044,904) (241,581,831)
Class C ............................................................. (27,621,204) (67,137,551)
Class R ............................................................. (4,839,612) (6,763,361)
Class R6 ............................................................ 3,888,112 (20,302,748)
Advisor Class ........................................................ (100,490,705) (154,018,141)
Total capital share transactions ............................................ (264,231,387) (475,504,710)
Net increase (decrease) in net assets ................................... 162,932,357 (945,936,729)
Net assets:
Beginning of period ..................................................... 5,498,798,398 6,444,735,127
End of period .......................................................... $5,661,730,755 $5,498,798,398

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Custodian Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of five
separate funds (Funds). The Funds follow the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and apply the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
classes of shares offered within each of the Funds are
indicated below. Class C shares automatically convert to
Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Class A, Class C, Class R, Class R6, & Advisor Class
Franklin DynaTech Fund
Franklin Growth Fund
Class A, Class A1, Class C, Class R, Class R6, & Advisor Class
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between
the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At March 31, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
Certain or all Funds purchase securities on a delayed
delivery basis, with payment and delivery scheduled for
a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Funds will generally purchase these
securities with the intention of holding the securities, they may sell the securities before the settlement date.
d. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to
interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. At March 31, 2024,
Franklin DynaTech Fund, Franklin Growth Fund, Franklin
U.S. Government Securities Fund and Franklin Utilities Fund
had no futures contracts.
Certain or all Funds purchased or wrote exchange traded
option contracts primarily to manage exposure to equity
price risk. An option is a contract entitling the holder to
purchase or sell a specific amount of shares or units of an
asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss. At March
31, 2024, Franklin DynaTech Fund, Franklin Growth Fund,
Franklin U.S. Government Securities Fund and Franklin
Utilities Fund had no option contracts.
See Note 8 regarding other derivative information.
e. Equity-Linked Securities
Certain or all Funds invest in equity-linked securities.
Equity-linked securities are hybrid financial instruments
that generally combine both debt and equity characteristics
into a single note form. Income received from equity-linked
securities is recorded as realized gains in the Statements
of Operations and may be based on the performance of
an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying
security and the credit risk of the issuing financial institution.
There may be no guarantee of a return of principal with
equity-linked securities and the appreciation potential may
be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Funds.
f. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds. Additionally, at March
31, 2024, Franklin Growth Fund and Franklin Income Fund
held $12,745,542 and $9,074,582, respectively, in U.S.
Government and Agency securities as collateral. These
securities are held as collateral in segregated accounts
with the Funds' custodian. The Fund cannot repledge or
resell these securities held as collateral. As such, the non-
cash collateral is excluded from the Statements of Assets
and Liabilities. The Fund may receive income from the
investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
party vendor, is reported separately in the Statements of
Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower. At
March 31, 2024, Franklin Dynatech Fund, Franklin U.S.
Government Securities Fund and Franklin Utilities Fund had
no securities on loan.
g. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by a designated U.S. bank or the Secured Overnight Financing
Rate (SOFR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
h. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2024, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
i. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded separately in the Statements of Operations. Certain or all Funds may receive other income from investments in
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
fees. These fees are recorded as income when received
by the Funds. Facility fees are recognized as income over
the expected term of the loan. Dividend income is recorded
1. Organization and Significant Accounting Policies
(continued)
f. Securities Lending
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
j. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
k. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
i. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At March 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin DynaTech Fund Franklin Growth Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended March 31, 2024
Shares sold
a
................................... 5,005,098 $677,449,732 3,609,731 $450,293,253
Shares issued in reinvestment of distributions .......... — — 5,277,018 636,408,371
Shares redeemed ............................... (6,539,488) (882,138,148) (6,845,485) (852,030,367)
Net increase (decrease) .......................... (1,534,390) $(204,688,416) 2,041,264 $234,671,257
Year ended September 30, 2023
Shares sold
a
................................... 10,835,412 $1,175,640,499 8,919,861 $1,004,330,038
Shares issued in reinvestment of distributions .......... — — 8,412,633 874,241,477
Shares redeemed ............................... (14,127,682) (1,513,413,708) (16,309,554) (1,834,632,942)
Net increase (decrease) .......................... (3,292,270) $(337,773,209) 1,022,940 $43,938,573
Class C
Class C Shares:
Six Months ended March 31, 2024
Shares sold ................................... 470,692 $50,854,106 211,374 $22,317,999
Shares issued in reinvestment of distributions .......... — — 231,562 23,547,385
Shares redeemed
a
.............................. (1,074,193) (115,123,715) (608,180) (63,909,695)
Net increase (decrease) .......................... (603,501) $(64,269,609) (165,244) $(18,044,311)
Year ended September 30, 2023
Shares sold ................................... 1,092,810 $94,835,391 668,819 $64,223,834
Shares issued in reinvestment of distributions .......... — — 495,681 44,160,212
Shares redeemed
a
.............................. (2,355,286) (201,361,668) (2,195,278) (214,206,306)
Net increase (decrease) .......................... (1,262,476) $(106,526,277) (1,030,778) $(105,822,260)
Class R
Class R Shares:
Six Months ended March 31, 2024
Shares sold ................................... 78,366 $10,142,876 197,990 $24,776,148
Shares issued in reinvestment of distributions .......... — — 136,869 16,301,130
Shares redeemed ............................... (189,178) (24,045,017) (295,207) (36,305,246)
Net increase (decrease) .......................... (110,812) $(13,902,141) 39,652 $4,772,032
Year ended September 30, 2023
Shares sold ................................... 255,007 $26,525,522 294,779 $32,903,635
Shares issued in reinvestment of distributions .......... — — 242,555 24,932,223
Shares redeemed ............................... (472,660) (49,579,960) (668,878) (74,622,388)
Net increase (decrease) .......................... (217,653) $(23,054,438) (131,544) $(16,786,530)
Class R6

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin DynaTech Fund Franklin Growth Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended March 31, 2024
Shares sold ................................... 4,259,976 $613,317,507 2,778,171 $337,359,918
Shares issued in reinvestment of distributions .......... — — 1,096,546 133,241,291
Shares redeemed ............................... (9,758,075) (1,390,189,585) (2,243,375) (282,865,813)
Net increase (decrease) .......................... (5,498,099) $(776,872,078) 1,631,342 $187,735,396
Year ended September 30, 2023
Shares sold ................................... 13,862,160 $1,552,849,083 2,621,003 $298,026,426
Shares issued in reinvestment of distributions .......... — — 1,715,972 179,878,131
Shares redeemed ............................... (17,471,967) (1,981,091,408) (4,974,150) (565,135,215)
Net increase (decrease) .......................... (3,609,807) $(428,242,325) (637,175) $(87,230,658)
Advisor Class
Advisor Class Shares:
Six Months ended March 31, 2024
Shares sold ................................... 2,115,469 $296,458,073 1,647,281 $204,995,817
Shares issued in reinvestment of distributions .......... — — 1,402,113 170,553,029
Shares redeemed ............................... (3,193,965) (453,168,571) (3,386,530) (423,878,813)
Net increase (decrease) .......................... (1,078,496) $(156,710,498) (337,136) $(48,329,967)
Year ended September 30, 2023
Shares sold ................................... 4,935,450 $549,668,851 3,710,821 $417,749,821
Shares issued in reinvestment of distributions .......... — — 2,262,495 237,226,372
Shares redeemed ............................... (7,969,253) (861,195,491) (6,322,439) (717,331,617)
Net increase (decrease) .......................... (3,033,803) $(311,526,640) (349,123) $(62,355,424)
Franklin Income Fund
Franklin U.S. Government
Securities Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended March 31, 2024
Shares sold
a
................................... 882,380,939 $1,986,619,085 13,923,112 $69,504,636
Shares issued in reinvestment of distributions .......... 241,465,751 540,628,579 1,825,195 9,092,461
Shares redeemed ............................... (816,639,019) (1,835,277,925) (19,810,694) (98,593,044)
Net increase (decrease) .......................... 307,207,671 $691,969,739 (4,062,387) $(19,995,947)
Year ended September 30, 2023
Shares sold
a
................................... 1,958,333,384 $4,444,609,074 25,502,060 $128,982,735
Shares issued in reinvestment of distributions .......... 442,719,983 1,006,637,852 3,560,276 18,048,016
Shares redeemed ............................... (1,270,723,185) (2,880,642,993) (40,571,399) (206,024,172)
Net increase (decrease) .......................... 1,130,330,182 $2,570,603,933 (11,509,063) $(58,993,421)
Class A1
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Income Fund
Franklin U.S. Government
Securities Fund
Shares Amount Shares Amount
Class A1 Shares:
Six Months ended March 31, 2024
Shares sold ................................... 179,923,251 $406,041,724 8,316,490 $40,541,241
Shares issued in reinvestment of distributions .......... 354,584,832 794,088,265 3,930,211 19,583,797
Shares redeemed ............................... (986,918,709) (2,222,809,968) (29,907,444) (148,595,708)
Net increase (decrease) .......................... (452,410,626) $(1,022,679,979) (17,660,743) $(88,470,670)
Year ended September 30, 2023
Shares sold ................................... 459,374,313 $1,043,033,441 16,661,587 $84,268,130
Shares issued in reinvestment of distributions .......... 737,289,877 1,678,831,635 8,176,665 41,483,470
Shares redeemed ............................... (1,793,735,206) (4,074,779,096) (60,580,369) (307,982,637)
Net increase (decrease) .......................... (597,071,016) $(1,352,914,020) (35,742,117) $(182,231,037)
Class C
Class C Shares:
Six Months ended March 31, 2024
Shares sold ................................... 118,303,404 $272,992,239 545,267 $2,698,623
Shares issued in reinvestment of distributions .......... 51,479,732 117,539,105 147,673 729,671
Shares redeemed
a
.............................. (385,636,767) (883,670,561) (3,019,133) (14,818,227)
Net increase (decrease) .......................... (215,853,631) $(493,139,217) (2,326,193) $(11,389,933)
Year ended September 30, 2023
Shares sold ................................... 313,172,661 $725,942,414 11,456,357 $57,859,125
Shares issued in reinvestment of distributions .......... 119,089,335 276,353,693 546,291 2,755,118
Shares redeemed
a
.............................. (829,490,789) (1,918,266,141) (22,658,314) (113,640,611)
Net increase (decrease) .......................... (397,228,793) $(915,970,034) (10,655,666) $(53,026,368)
Class R
Class R Shares:
Six Months ended March 31, 2024
Shares sold ................................... 10,781,990 $23,865,943 234,377 $1,174,248
Shares issued in reinvestment of distributions .......... 3,877,928 8,493,531 39,417 196,499
Shares redeemed ............................... (13,581,889) (29,941,467) (382,397) (1,877,240)
Net increase (decrease) .......................... 1,078,029 $2,418,007 (108,603) $(506,493)
Year ended September 30, 2023
Shares sold ................................... 30,456,104 $67,677,054 798,409 $4,104,492
Shares issued in reinvestment of distributions .......... 7,381,783 16,432,512 81,889 415,457
Shares redeemed ............................... (26,586,799) (58,994,339) (1,056,206) (5,370,315)
Net increase (decrease) .......................... 11,251,088 $25,115,227 (175,908) $(850,366)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Income Fund
Franklin U.S. Government
Securities Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended March 31, 2024
Shares sold ................................... 76,954,778 $172,885,719 4,649,010 $23,386,251
Shares issued in reinvestment of distributions .......... 20,867,376 46,543,772 678,280 3,393,624
Shares redeemed ............................... (87,239,562) (196,085,465) (6,752,270) (33,758,937)
Net increase (decrease) .......................... 10,582,592 $23,344,026 (1,424,980) $(6,979,062)
Year ended September 30, 2023
Shares sold ................................... 322,258,788 $726,763,497 12,838,713 $65,145,828
Shares issued in reinvestment of distributions .......... 35,330,547 80,079,184 1,259,495 6,416,241
Shares redeemed ............................... (139,602,997) (315,494,928) (12,294,254) (62,787,461)
Net increase (decrease) .......................... 217,986,338 $491,347,753 1,803,954 $8,774,608
Advisor Class
Advisor Class Shares:
Six Months ended March 31, 2024
Shares sold ................................... 604,279,429 $1,352,147,489 6,891,912 $34,607,934
Shares issued in reinvestment of distributions .......... 163,518,976 363,049,228 761,896 3,808,690
Shares redeemed ............................... (743,839,459) (1,654,756,861) (10,708,555) (53,879,538)
Net increase (decrease) .......................... 23,958,946 $60,439,856 (3,054,747) $(15,462,914)
Year ended September 30, 2023
Shares sold ................................... 1,459,603,354 $3,293,204,682 15,353,248 $78,738,231
Shares issued in reinvestment of distributions .......... 316,588,066 714,220,227 1,584,307 8,062,313
Shares redeemed ............................... (1,301,500,962) (2,925,474,063) (22,516,109) (114,885,083)
Net increase (decrease) .......................... 474,690,458 $1,081,950,846 (5,578,554) $(28,084,539)
Franklin Utilities Fund
Shares Amount
Class A
Class A Shares:
Six Months ended March 31, 2024
Shares sold
a
................................... 4,916,230 $93,655,812
Shares issued in reinvestment of distributions .......... 2,677,521 50,938,559
Shares redeemed ............................... (10,001,694) (191,717,445)
Net increase (decrease) .......................... (2,407,943) $(47,123,074)
Year ended September 30, 2023
Shares sold
a
................................... 13,072,954 $271,677,836
Shares issued in reinvestment of distributions .......... 1,986,664 42,069,637
Shares redeemed ............................... (14,408,448) (299,448,551)
Net increase (decrease) .......................... 651,170 $14,298,922
Class A1
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Utilities Fund
Shares Amount
Class A1 Shares:
Six Months ended March 31, 2024
Shares sold ................................... 1,941,419 $37,037,776
Shares issued in reinvestment of distributions .......... 6,951,867 132,279,367
Shares redeemed ............................... (13,463,636) (257,362,047)
Net increase (decrease) .......................... (4,570,350) $(88,044,904)
Year ended September 30, 2023
Shares sold ................................... 5,639,347 $116,568,550
Shares issued in reinvestment of distributions .......... 5,353,956 113,432,565
Shares redeemed ............................... (22,742,906) (471,582,946)
Net increase (decrease) .......................... (11,749,603) $(241,581,831)
Class C
Class C Shares:
Six Months ended March 31, 2024
Shares sold ................................... 500,519 $9,557,528
Shares issued in reinvestment of distributions .......... 531,619 10,038,689
Shares redeemed
a
.............................. (2,481,653) (47,217,421)
Net increase (decrease) .......................... (1,449,515) $(27,621,204)
Year ended September 30, 2023
Shares sold ................................... 1,302,789 $27,051,481
Shares issued in reinvestment of distributions .......... 439,989 9,300,965
Shares redeemed
a
.............................. (5,010,140) (103,489,997)
Net increase (decrease) .......................... (3,267,362) $(67,137,551)
Class R
Class R Shares:
Six Months ended March 31, 2024
Shares sold ................................... 404,720 $7,660,486
Shares issued in reinvestment of distributions .......... 229,327 4,341,225
Shares redeemed ............................... (895,325) (16,841,323)
Net increase (decrease) .......................... (261,278) $(4,839,612)
Year ended September 30, 2023
Shares sold ................................... 1,136,867 $23,573,767
Shares issued in reinvestment of distributions .......... 178,708 3,775,361
Shares redeemed ............................... (1,649,313) (34,112,489)
Net increase (decrease) .......................... (333,738) $(6,763,361)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Franklin Utilities Fund
Shares Amount
Class R6 Shares:
Six Months ended March 31, 2024
Shares sold ................................... 1,788,386 $34,710,033
Shares issued in reinvestment of distributions .......... 504,754 9,709,485
Shares redeemed ............................... (2,099,202) (40,531,406)
Net increase (decrease) .......................... 193,938 $3,888,112
Year ended September 30, 2023
Shares sold ................................... 3,653,507 $76,827,234
Shares issued in reinvestment of distributions .......... 421,790 9,015,064
Shares redeemed ............................... (5,046,545) (106,145,046)
Net increase (decrease) .......................... (971,248) $(20,302,748)
Advisor Class
Advisor Class Shares:
Six Months ended March 31, 2024
Shares sold ................................... 4,705,104 $90,981,506
Shares issued in reinvestment of distributions .......... 2,870,468 55,200,266
Shares redeemed ............................... (12,827,911) (246,672,477)
Net increase (decrease) .......................... (5,252,339) $(100,490,705)
Year ended September 30, 2023
Shares sold ................................... 11,834,588 $249,807,250
Shares issued in reinvestment of distributions .......... 2,401,364 51,373,895
Shares redeemed ............................... (21,605,799) (455,199,286)
Net increase (decrease) .......................... (7,369,847) $(154,018,141)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
a. Management Fees
Franklin Income Fund and Franklin Utilities Fund pay an investment management fee, calculated daily and paid monthly, to
Advisers based on the month-end net assets of each of the Funds as follows:
Franklin DynaTech Fund, Franklin Growth Fund and Franklin U.S. Government Securities Fund pay an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of each of the Funds as follows:
For the period ended March 31, 2024, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% Over $50 billion, up to and including $65 billion
0.345% Over $65 billion, up to and including $80 billion
0.340% In excess of $80 billion
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion
Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Gross effective investment management fee rate ........ 0.424% 0.437% 0.375%
3 . Transactions with Affiliates (continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Gross effective investment management fee rate ........ 0.458% 0.449%
Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Class A ............................... 0.25% 0.25% 0.25%
Class A1 .............................. —% —% 0.15%
Class C ............................... 1.00% 1.00% 0.65%
Class R ............................... 0.50% 0.50% 0.50%
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Class A ............................... 0.25% 0.25%
Class A1 .............................. 0.15% 0.15%
Class C ............................... 0.65% 0.65%
Class R ............................... 0.50% 0.50%
3 . Transactions with Affiliates (continued)
a. Management Fees
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended March 31, 2024, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended March 31, 2024, investments in affiliated management investment companies were as follows:
Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $1,155,335 $589,814 $1,042,354
CDSC retained ........................... $30,829 $18,715 $665,117
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $9,948 $29,536
CDSC retained ........................... $14,158 $31,414
Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Transfer agent fees ........................ $2,538,836 $2,518,771 $8,637,756
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Transfer agent fees ........................ $638,947 $898,657
3 . Transactions with Affiliates (continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin DynaTech Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.997% $93,924,605 $1,317,539,651 $(1,375,121,453) $— $— $36,342,803 36,342,803 $2,590,296
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.997% $— $53,240,000 $(53,240,000) $— $— $— — $55,388
Total Affiliated Securities ... $93,924,605 $1,370,779,651 $(1,428,361,453) $— $— $36,342,803 $2,645,684
Franklin Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.997% $69,954,846 $821,461,049 $(758,666,758) $— $— $132,749,137 132,749,137 $3,301,835
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.997% $— $102,859,000 $(102,859,000) $— $— $— — $125,003
Total Affiliated Securities ... $69,954,846 $924,320,049 $(861,525,758) $— $— $132,749,137 $3,426,838
Franklin Income Fund
Non-Controlled Affiliates
Dividends
Clarion Partners Real Estate
Income Fund, Inc., Class I .... $94,020,602 $— $— $— $(944,140) $93,076,462 7,867,833 $3,162,869
Institutional Fiduciary Trust -
Money Market Portfolio, 4.997% 645,794,493 8,025,875,400 (8,004,726,206) — — 666,943,687 666,943,687 31,141,299
Total Non-Controlled Affiliates $739,815,095 $8,025,875,400 $(8,004,726,206) $— $(944,140) $760,020,149 $34,304,168
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.997% $— $158,276,000 $(67,063,000) $— $— $91,213,000 91,213,000 $477,809
Total Affiliated Securities ... $739,815,095 $8,184,151,400 $(8,071,789,206) $— $(944,140) $851,233,149 $34,781,977
3 . Transactions with Affiliates (continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until January 31, 2025.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2023, the capital loss carryforwards were as follows:
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At September 30, 2023, the deferred losses were as follows:
At March 31, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin U.S. Government Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.997% $67,238,754 $236,866,272 $(276,159,634) $— $— $27,945,392 27,945,392 $1,120,096
Total Affiliated Securities ... $67,238,754 $236,866,272 $(276,159,634) $— $— $27,945,392 $1,120,096
Franklin Utilities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.997% $20,399,531 $345,571,631 $(335,906,434) $— $— $30,064,728 30,064,728 $309,430
Total Affiliated Securities ... $20,399,531 $345,571,631 $(335,906,434) $— $— $30,064,728 $309,430
Franklin
DynaTech Fund
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 1,494,736,002 $ 672,035,575 $ 349,782,198
Long term ............................. — — 457,952,751
Total capital loss carryforwards ............ $1,494,736,002 $672,035,575 $807,734,949
Franklin Dynatech
Fund
Late-year ordinary loss ...........................
$30,489,840
3 . Transactions with Affiliates (continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, paydown losses, bond discounts and premiums, derivative financial instruments, equity-linked securities and net operating losses.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2024, were as follows:
Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
a a a a
Cost of investments ....................... $10,254,125,860 $4,978,332,670 $71,032,045,135
Unrealized appreciation ..................... $14,306,401,433 $14,039,483,253 $4,113,598,847
Unrealized depreciation ..................... (20,929,183) (140,672,855) (2,693,604,809)
Net unrealized appreciation (depreciation) ....... $14,285,472,250 $13,898,810,398 $1,419,994,038
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
a a a
Cost of investments ....................... $2,757,321,009 $2,806,237,656
Unrealized appreciation ..................... $2,316,314 $2,882,817,307
Unrealized depreciation ..................... (298,883,009) (32,584,231)
Net unrealized appreciation (depreciation) ....... $(296,566,695) $2,850,233,076
Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Purchases .............................. $1,532,344,281 $619,545,589 $15,812,605,580
Sales .................................. $2,669,435,199 $1,339,118,195 $16,664,488,518
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Purchases .............................. $422,652,147 $187,376,117
Sales .................................. $524,975,915 $660,527,854
4. Income Taxes
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At March 31, 2024, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
6. Credit Risk and Defaulted Securities
At March 31, 2024, Franklin Income Fund had 22.9% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. At
March 31, 2024, the aggregate value of these securities for Franklin Income Fund was $202,168,477, representing 0.3% of the Fund's net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
7. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At March 31, 2024, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Franklin Income
Fund
Securities lending transactions
a
:
Equity investments
b
........................ $91,213,000
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
Shares Issuer
Acquisition
Date Cost Value
Franklin Growth Fund
25,413 Canva, Inc. ................................ 11/08/21 $ 43,323,040 $ 27,107,059
2,353 Canva, Inc., A .............................. 11/08/21 4,011,298 2,509,854
94 Canva, Inc., A-3 ............................. 11/08/21 160,247 100,266
8 Canva, Inc., A-4 ............................. 11/08/21 13,638 8,533
5 Canva, Inc., A-5 ............................. 11/08/21 8,524 5,333
96,603 Checkout Payments Group Ltd., B ............... 1/11/22 30,000,062 8,593,062
822,494 Gusto, Inc., E ............................... 7/13/21 24,999,977 26,071,343
849,894 OneTrust LLC, C ............................ 4/01/21 16,666,676 13,343,113
540,043 Stripe, Inc., B ............................... 5/18/21 21,671,052 14,041,118
1,759,545 Stripe, Inc., I ............................... 3/15/23 - 5/08/23 35,426,925 45,748,170
5. Investment Transactions
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
8. Other Derivative Information
At March 31, 2024, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
For the period ended March 31, 2024, the effect of derivative contracts in the Statements of Operations was as follows:
For the period ended March 31, 2024, the average month end notional amount of futures contracts and options represented
$5,259,830,357 and $64,154,671, respectively.
See Note 1(d) regarding derivative financial instruments.
Shares Issuer
Acquisition
Date Cost Value
Franklin Growth Fund (continued)
Total Restricted Securities (Value is 0.7% of Net Assets) .............. $176,281,439 $137,527,851
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Income Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 29,561,684
a
Variation margin on futures
contracts
$ —
Equity contracts ...........
Investments in securities, at value — Options written, at value 75,211,500
Total .................... $29,561,684 $75,211,500
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(41,979,301) Futures contracts $194,979,258
Equity Contracts ..............
Written options 167,558,559 Written options (3,221,508)
Total ....................... $125,579,258 $191,757,750
7. Restricted Securities
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
9. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled
Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended March 31, 2024, investments in “affiliated companies” were as follows:
10. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended March 31, 2024, the
Funds did not use the Global Credit Facility.
11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held at
End
of Period
Investment
Income
Franklin Growth Fund
Non-Controlled Affiliates
Dividends
OneTrust LLC, C ..... $ 12,730,065 $ — $ — $ — $ —
a
$ —
a
—
a
$ —
Total Affiliated Securities
(Value is —% of Net
Assets) .......... $12,730,065 $— $— $— $— $— $—
a
As of March 31, 2024, no longer an affiliate.

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2024, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin DynaTech Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 281,592,000 $ — $ — $ 281,592,000
Automobile Components ................. 1,607,500 — — 1,607,500
Automobiles .......................... 351,580,000 — — 351,580,000
Biotechnology ......................... 80,187,800 68,994,628 — 149,182,428
Broadline Retail ....................... 2,106,192,000 — — 2,106,192,000
Capital Markets ........................ 439,840,500 — — 439,840,500
Communications Equipment .............. 43,497,000 — — 43,497,000
Construction & Engineering ............... 194,850,000 — — 194,850,000
Diversified Consumer Services ............ 44,116,000 — — 44,116,000
Electronic Equipment, Instruments &
Components ........................ 57,675,000 91,868,684 — 149,543,684
Energy Equipment & Services ............. 156,800,000 — — 156,800,000
Entertainment ......................... — 18,948,411 — 18,948,411
Financial Services ...................... 1,097,749,000 — — 1,097,749,000
Ground Transportation .................. 269,465,000 — — 269,465,000
Health Care Equipment & Supplies ......... 866,253,500 — — 866,253,500
Health Care Providers & Services .......... 158,367,750 — — 158,367,750
Health Care Technology ................. 46,338,000 6,762,145 — 53,100,145
Hotels, Restaurants & Leisure ............. 223,341,800 — — 223,341,800
Interactive Media & Services .............. 1,952,205,000 — — 1,952,205,000
IT Services ........................... 754,436,440 — — 754,436,440
Life Sciences Tools & Services ............ 785,515,500 — — 785,515,500
Pharmaceuticals ....................... 567,691,000 — — 567,691,000
Professional Services ................... 14,143,800 — — 14,143,800
Semiconductors & Semiconductor Equipment . 5,950,333,450 155,345,663 — 6,105,679,113
Software ............................. 7,304,728,736 — — 7,304,728,736
Technology Hardware, Storage & Peripherals . 385,830,000 — — 385,830,000
Trading Companies & Distributors .......... 26,999,000 — — 26,999,000
Warrants ............................... — — —
a
—
Short Term Investments ................... 36,342,803 — — 36,342,803
Total Investments in Securities ........... $24,197,678,579 $341,919,531
b
$— $24,539,598,110
Franklin Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 738,498,183 — — 738,498,183
Automobiles .......................... 84,235,579 — — 84,235,579
Beverages ........................... 551,475,237 — — 551,475,237
Biotechnology ......................... 305,822,856 — — 305,822,856
Broadline Retail ....................... 818,767,187 — — 818,767,187
Building Products ...................... 297,158,674 — — 297,158,674
Capital Markets ........................ 812,630,278 — — 812,630,278
Chemicals ........................... 559,928,824 — — 559,928,824
Commercial Services & Supplies ........... 118,080,000 — — 118,080,000
Construction Materials .................. 205,299,694 — — 205,299,694
Consumer Staples Distribution & Retail ...... 140,407,807 — — 140,407,807
Electric Utilities ........................ 163,318,554 — — 163,318,554
Electrical Equipment .................... 236,342,698 — — 236,342,698
11. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Growth Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Electronic Equipment, Instruments &
Components ........................ $ 559,821,726 $ — $ — $ 559,821,726
Entertainment ......................... 56,326,419 — — 56,326,419
Financial Services ...................... 790,249,303 — — 790,249,303
Food Products ........................ 55,348,620 — — 55,348,620
Ground Transportation .................. 639,964,751 — — 639,964,751
Health Care Equipment & Supplies ......... 750,910,495 — — 750,910,495
Health Care Providers & Services .......... 192,137,906 — — 192,137,906
Health Care Technology ................. 88,971,972 — — 88,971,972
Hotels, Restaurants & Leisure ............. 217,626,371 — — 217,626,371
Industrial REITs ....................... 72,636,716 — — 72,636,716
Interactive Media & Services .............. 676,103,857 — — 676,103,857
IT Services ........................... 92,205,895 — 27,107,059 119,312,954
Life Sciences Tools & Services ............ 1,040,572,318 — — 1,040,572,318
Machinery ............................ 727,654,656 — — 727,654,656
Pharmaceuticals ....................... 735,993,595 — — 735,993,595
Professional Services ................... 68,291,927 — — 68,291,927
Semiconductors & Semiconductor Equipment . 2,187,271,973 — — 2,187,271,973
Software ............................. 3,453,254,020 — 22,634,180 3,475,888,200
Technology Hardware, Storage & Peripherals . 562,418,904 — — 562,418,904
Textiles, Apparel & Luxury Goods .......... 165,173,233 — — 165,173,233
Trading Companies & Distributors .......... 200,973,845 — — 200,973,845
Water Utilities ......................... 70,877,767 — — 70,877,767
Convertible Preferred Stocks ................ — — 87,786,612 87,786,612
Preferred Stocks ......................... — 170,114,240 — 170,114,240
Short Term Investments ................... 132,749,137 — — 132,749,137
Total Investments in Securities ........... $18,569,500,977 $170,114,240
c
$137,527,851 $18,877,143,068
Franklin Income Fund
Assets:
Investments in Securities:
d
Common Stocks ......................... 14,397,495,952 — — 14,397,495,952
Management Investment Companies ......... 93,076,462 — — 93,076,462
Equity-Linked Securities ................... — 12,733,257,159 — 12,733,257,159
Convertible Preferred Stocks ................ 375,168,000 — — 375,168,000
Preferred Stocks ......................... 15,960,000 — — 15,960,000
Corporate Bonds ........................ — 35,078,402,841 — 35,078,402,841
Senior Floating Rate Interests ............... — 266,398,096 — 266,398,096
U.S. Government and Agency Securities ....... — 8,394,972,653 — 8,394,972,653
Asset-Backed Securities ................... — 110,792,902 — 110,792,902
Mortgage-Backed Securities ................ — 274,008,237 — 274,008,237
Short Term Investments ................... 758,156,687 — — 758,156,687
Total Investments in Securities ........... $15,639,857,101 $56,857,831,888 $— $72,497,688,989
Other Financial Instruments:
Futures contracts ........................ $29,561,684 $— $— $29,561,684
Total Other Financial Instruments ......... $29,561,684 $— $— $29,561,684
Liabilities:
Other Financial Instruments:
Options written .......................... $ 75,211,500 $ — $ — $ 75,211,500
Total Other Financial Instruments ......... $75,211,500 $— $— $75,211,500
11. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
12. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin U.S. Government Securities Fund
Assets:
Investments in Securities:
d
U.S. Government and Agency Securities ....... $ — $ 15,426,641 $ — $ 15,426,641
Mortgage-Backed Securities ................ — 2,417,382,281 — 2,417,382,281
Short Term Investments ................... 27,945,392 — — 27,945,392
Total Investments in Securities ........... $27,945,392 $2,432,808,922 $— $2,460,754,314
Franklin Utilities Fund
Assets:
Investments in Securities:
Common Stocks :
Construction & Engineering ............... 65,520,000 — — 65,520,000
Electric Utilities ........................ 3,280,023,750 — — 3,280,023,750
Gas Utilities .......................... 42,959,000 — — 42,959,000
Independent Power and Renewable Electricity
Producers .......................... 354,496,799 — — 354,496,799
Multi-Utilities .......................... 1,402,607,000 192,656,233 — 1,595,263,233
Oil, Gas & Consumable Fuels ............. 228,813,000 — — 228,813,000
Water Utilities ......................... 33,345,000 25,985,222 — 59,330,222
Short Term Investments ................... 30,064,728 — — 30,064,728
Total Investments in Securities ........... $5,437,829,277 $218,641,455
e
$— $5,656,470,732
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $341,919,531, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $170,114,240, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
For detailed categories, see the accompanying Schedule of Investments.
e
Includes foreign securities valued at $218,641,455, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
11. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate

Franklin Custodian Funds
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of availability of, the
Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FCF S 05/24
© 2024 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Custodian Funds
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
 Principal Accountant Fees and Services.  N/A

Item 5. Audit Committee

of Listed Registrants.  N/A

Item 6. Schedule of Investments.          N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.   N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                         N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls
. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 14. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
CUSTODIAN FUNDS

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  May 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  May 28, 2024

By S\JEFFREY WHITE______________________
      Jeffrey White
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  May 28, 2024